UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—November 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

U.S. Minimum Volatility ETF ETF Shares - VFMV

U.S. Momentum Factor ETF ETF Shares - VFMO

U.S. Multifactor Fund Admiral™ Shares - VFMFX

U.S. Quality Factor ETF ETF Shares - VFQY

U.S. Value Factor ETF ETF Shares - VFVA

U.S. Multifactor ETF ETF Shares - VFMF

Short-Term Tax-Exempt Bond ETF ETF Shares - VTES

Vanguard U.S. Minimum Volatility ETF

ETF Shares (VFMV) CBOE BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund underperformed its expense-free benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  The Fund lagged its benchmark in seven of 11 industry sectors. Subpar stock selection in information technology, financials, and industrials hurt most. Strong selection in energy and health care, as well as an underweight to materials, which lagged the overall market, helped performance.

  The Fund seeks to build a portfolio of stocks with lower volatility than the broad U.S. equity market. The Fund’s average volatility for the 12 months was nearly 20% less than that of its benchmark.

  The absolute returns of the Fund and the market during the fiscal year were remarkable. The Fund’s benchmark returned far less during the past decade, which was a good one for stocks. As such, long-term shareholders should expect periods of lower performance.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,111	$10,194
5/31/18	$10,699	$10,310
8/31/18	$11,464	$11,098
11/30/18	$11,007	$10,504
2/28/19	$11,238	$10,708
5/31/19	$11,354	$10,567
8/31/19	$12,212	$11,244
11/30/19	$12,613	$12,132
2/29/20	$11,817	$11,447
5/31/20	$11,282	$11,779
8/31/20	$12,027	$13,655
11/30/20	$12,362	$14,440
2/28/21	$12,865	$15,492
5/31/21	$13,871	$16,951
8/31/21	$14,785	$18,166
11/30/21	$14,491	$18,243
2/28/22	$14,458	$17,396
5/31/22	$14,670	$16,327
8/31/22	$14,223	$15,754
11/30/22	$15,138	$16,272
2/28/23	$14,582	$15,992
5/31/23	$14,419	$16,659
8/31/23	$14,986	$18,078
11/30/23	$15,308	$18,324
2/29/24	$16,537	$20,566
5/31/24	$17,117	$21,254
8/31/24	$18,594	$22,805
11/30/24	$19,570	$24,643

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	27.84%	9.18%	10.39%
ETF Shares Market Price	27.84%	9.18%	10.39%
Russell 3000 Index	34.49%	15.23%	14.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	1.5%
Consumer Discretionary	11.8%
Consumer Staples	11.4%
Energy	4.6%
Financials	10.6%
Health Care	11.8%
Industrials	6.9%
Real Estate	1.4%
Technology	22.6%
Telecommunications	8.1%
Utilities	8.8%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$153
Number of Portfolio Holdings	165
Portfolio Turnover Rate	39%
Total Investment Advisory Fees (in thousands)	$25

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4419

Vanguard U.S. Momentum Factor ETF

ETF Shares (VFMO) CBOE BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its expense-free benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  The Fund outpaced its benchmark in eight of 11 industry sectors. Stock selection in industrials, information technology, and health care contributed most. An overweight to energy, which lagged the overall market, detracted most.

  The Fund seeks long-term capital appreciation by investing in stocks with relatively strong recent performance.

  The returns of the Fund and the market during the fiscal year were remarkable. The Fund’s benchmark returned far less during the past decade, which was a good one for stocks. As such, long-term shareholders should expect periods of lower performance.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,252	$10,194
5/31/18	$10,835	$10,310
8/31/18	$11,720	$11,098
11/30/18	$10,267	$10,504
2/28/19	$10,616	$10,708
5/31/19	$10,490	$10,567
8/31/19	$11,222	$11,244
11/30/19	$11,525	$12,132
2/29/20	$10,936	$11,447
5/31/20	$11,277	$11,779
8/31/20	$13,121	$13,655
11/30/20	$14,511	$14,440
2/28/21	$17,083	$15,492
5/31/21	$17,661	$16,951
8/31/21	$18,259	$18,166
11/30/21	$18,140	$18,243
2/28/22	$16,918	$17,396
5/31/22	$16,377	$16,327
8/31/22	$15,959	$15,754
11/30/22	$17,002	$16,272
2/28/23	$16,245	$15,992
5/31/23	$15,761	$16,659
8/31/23	$17,032	$18,078
11/30/23	$16,991	$18,324
2/29/24	$20,758	$20,566
5/31/24	$21,238	$21,254
8/31/24	$22,496	$22,805
11/30/24	$25,356	$24,643

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	49.23%	17.08%	14.68%
ETF Shares Market Price	49.14%	17.08%	14.67%
Russell 3000 Index	34.49%	15.23%	14.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	3.0%
Consumer Discretionary	12.5%
Consumer Staples	4.0%
Energy	3.5%
Financials	21.2%
Health Care	17.4%
Industrials	21.0%
Real Estate	1.0%
Technology	11.9%
Telecommunications	3.7%
Utilities	0.5%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$919
Number of Portfolio Holdings	707
Portfolio Turnover Rate	77%
Total Investment Advisory Fees (in thousands)	$151

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4418

Vanguard U.S. Multifactor Fund

Admiral™ Shares (VFMFX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$21	0.18%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year-basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  Six of the Fund’s 11 industry sectors positively impacted relative performance. Financials contributed the most, owing to both strong selection and an overweight allocation. Selection in industrials, consumer discretionary, and consumer staples also boosted results.

  Energy detracted most from relative performance, due to both selection and an overweight allocation. Information technology also lagged, owing to both selection and an underweight allocation.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 15, 2018, Through November 30, 2024

Initial Investment of $50,000

	Admiral Shares	Russell 3000 Index
2/15/18	$50,000	$50,000
2/28/18	$49,460	$49,649
5/31/18	$51,640	$50,216
8/31/18	$54,358	$54,056
11/30/18	$49,446	$51,163
2/28/19	$49,899	$52,156
5/31/19	$46,619	$51,469
8/31/19	$48,352	$54,764
11/30/19	$52,681	$59,088
2/29/20	$46,697	$55,756
5/31/20	$44,362	$57,370
8/31/20	$49,278	$66,506
11/30/20	$53,192	$70,329
2/28/21	$61,252	$75,453
5/31/21	$68,804	$82,562
8/31/21	$69,526	$88,481
11/30/21	$69,892	$88,853
2/28/22	$70,336	$84,729
5/31/22	$69,582	$79,520
8/31/22	$66,529	$76,729
11/30/22	$72,989	$79,255
2/28/23	$71,358	$77,889
5/31/23	$66,606	$81,138
8/31/23	$75,556	$88,052
11/30/23	$75,315	$89,248
2/29/24	$85,873	$100,167
5/31/24	$89,851	$103,518
8/31/24	$94,482	$111,073
11/30/24	$102,229	$120,025

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/15/18
Admiral Shares	35.74%	14.18%	11.11%
Russell 3000 Index	34.49%	15.23%	13.77%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	2.6%
Consumer Discretionary	17.1%
Consumer Staples	8.0%
Energy	5.9%
Financials	26.6%
Health Care	10.0%
Industrials	17.1%
Real Estate	0.4%
Technology	8.5%
Telecommunications	3.0%
Utilities	0.0%
Other Assets and Liabilities—Net	0.8%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$169
Number of Portfolio Holdings	572
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$25

How has the Fund changed?

The Fund added as a principal risk "management of certain similar funds."

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR516

Vanguard U.S. Quality Factor ETF

ETF Shares (VFQY) CBOE BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund underperformed its benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  The Fund seeks to provide long-term capital appreciation by investing in stocks with strong operation, earning, and balance sheet quality, as determined by the advisor.

  Only five of the 11 industry sectors contributed to relative performance. The greatest detractors included stock selection in the information technology, consumer discretionary, and consumer staples sectors. An overweight allocation to consumer staples and an underweight to communication services also detracted. The greatest contributor was selection among financial stocks.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,227	$10,194
5/31/18	$10,717	$10,310
8/31/18	$11,647	$11,098
11/30/18	$10,552	$10,504
2/28/19	$10,850	$10,708
5/31/19	$10,080	$10,567
8/31/19	$10,598	$11,244
11/30/19	$11,475	$12,132
2/29/20	$10,445	$11,447
5/31/20	$10,574	$11,779
8/31/20	$11,899	$13,655
11/30/20	$13,115	$14,440
2/28/21	$14,921	$15,492
5/31/21	$16,358	$16,951
8/31/21	$17,134	$18,166
11/30/21	$17,105	$18,243
2/28/22	$16,209	$17,396
5/31/22	$15,166	$16,327
8/31/22	$14,731	$15,754
11/30/22	$15,883	$16,272
2/28/23	$15,675	$15,992
5/31/23	$15,064	$16,659
8/31/23	$16,807	$18,078
11/30/23	$16,970	$18,324
2/29/24	$19,226	$20,566
5/31/24	$19,453	$21,254
8/31/24	$20,671	$22,805
11/30/24	$21,781	$24,643

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	28.35%	13.67%	12.14%
ETF Shares Market Price	28.35%	13.68%	12.15%
Russell 3000 Index	34.49%	15.23%	14.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	3.2%
Consumer Discretionary	22.2%
Consumer Staples	8.2%
Energy	3.3%
Financials	13.1%
Health Care	9.9%
Industrials	22.1%
Technology	17.1%
Telecommunications	0.6%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$438
Number of Portfolio Holdings	385
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$94

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4417

Vanguard U.S. Value Factor ETF

ETF Shares (VFVA) CBOE BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund underperformed its benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  In recent years, value stocks have underperformed their growth counterparts. This period was no exception. Seven of 11 industry sectors detracted from relative results.

  Energy—particularly stock selection and, to a lesser extent, an overweight position in the sector—was the portfolio’s greatest detractor. A combination of stock selection and an underweight position in information technology was another large detractor. Materials and communication services also lagged. By far, the greatest overall contributor was financials, due to a combination of stock selection and allocation decisions.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,109	$10,194
5/31/18	$10,412	$10,310
8/31/18	$10,897	$11,098
11/30/18	$9,992	$10,504
2/28/19	$10,097	$10,708
5/31/19	$9,165	$10,567
8/31/19	$9,268	$11,244
11/30/19	$10,375	$12,132
2/29/20	$8,948	$11,447
5/31/20	$8,109	$11,779
8/31/20	$9,009	$13,655
11/30/20	$10,448	$14,440
2/28/21	$12,445	$15,492
5/31/21	$14,545	$16,951
8/31/21	$14,432	$18,166
11/30/21	$14,367	$18,243
2/28/22	$15,235	$17,396
5/31/22	$15,191	$16,327
8/31/22	$14,266	$15,754
11/30/22	$15,464	$16,272
2/28/23	$15,534	$15,992
5/31/23	$13,679	$16,659
8/31/23	$15,554	$18,078
11/30/23	$15,614	$18,324
2/29/24	$17,110	$20,566
5/31/24	$17,781	$21,254
8/31/24	$18,619	$22,805
11/30/24	$19,967	$24,643

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	27.88%	13.99%	10.71%
ETF Shares Market Price	27.93%	13.98%	10.72%
Russell 3000 Index	34.49%	15.23%	14.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	5.3%
Consumer Discretionary	15.0%
Consumer Staples	6.4%
Energy	13.6%
Financials	26.3%
Health Care	8.1%
Industrials	15.1%
Real Estate	0.6%
Technology	5.8%
Telecommunications	3.4%
Utilities	0.1%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$841
Number of Portfolio Holdings	644
Portfolio Turnover Rate	39%
Total Investment Advisory Fees (in thousands)	$198

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4416

Vanguard U.S. Multifactor ETF

ETF Shares (VFMF) CBOE BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$21	0.18%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund performed in line with its benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year-basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  Six of the Fund’s 11 industry sectors positively impacted relative performance. Selection in industrials, financials, and consumer discretionary especially contributed, as did an overweight allocation to financials.

  Information technology detracted the most from relative performance, due to both selection and an underweight allocation. Energy lagged as well, owing to both selection and an overweight allocation.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 13, 2018, Through November 30, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,183	$10,194
5/31/18	$10,585	$10,310
8/31/18	$11,223	$11,098
11/30/18	$10,203	$10,504
2/28/19	$10,306	$10,708
5/31/19	$9,635	$10,567
8/31/19	$10,029	$11,244
11/30/19	$10,862	$12,132
2/29/20	$9,652	$11,447
5/31/20	$9,217	$11,779
8/31/20	$10,242	$13,655
11/30/20	$11,117	$14,440
2/28/21	$12,773	$15,492
5/31/21	$14,338	$16,951
8/31/21	$14,486	$18,166
11/30/21	$14,612	$18,243
2/28/22	$14,596	$17,396
5/31/22	$14,350	$16,327
8/31/22	$13,739	$15,754
11/30/22	$15,158	$16,272
2/28/23	$14,937	$15,992
5/31/23	$13,905	$16,659
8/31/23	$15,706	$18,078
11/30/23	$15,676	$18,324
2/29/24	$17,898	$20,566
5/31/24	$18,565	$21,254
8/31/24	$19,477	$22,805
11/30/24	$21,094	$24,643

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	34.57%	14.20%	11.61%
ETF Shares Market Price	34.57%	14.20%	11.62%
Russell 3000 Index	34.49%	15.23%	14.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	2.9%
Consumer Discretionary	17.1%
Consumer Staples	7.0%
Energy	5.1%
Financials	26.9%
Health Care	10.8%
Industrials	17.6%
Real Estate	0.4%
Technology	8.6%
Telecommunications	3.3%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$333
Number of Portfolio Holdings	512
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$74

How has the Fund changed?

The Fund added as a principal risk "management of certain similar funds."

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4421

Vanguard Short-Term Tax-Exempt Bond ETF

ETF Shares (VTES) NYSE Arca

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund performed in line with its benchmark, the S&P 0–7 Year National AMT-Free Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  The muni bond market performed well for the period, but it lagged the taxable U.S. bond market.

  Revenue bonds in the broad muni market returned more than their general obligation counterparts. By credit quality, munis on the bottom rung of the investment-grade credit ladder outperformed their higher-rated counterparts. By maturity, longer-dated muni bonds posted the strongest gains.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 7, 2023, Through November 30, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value Net Asset Value	S&P 0-7 Year National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
3/7/23	$10,000	$10,000	$10,000
2023	$10,238	$10,240	$10,335
2024	$10,572	$10,579	$10,844

Average Annual Total Returns

	1 Year	Since Inception 3/7/23
ETF Shares Net Asset Value	3.26%	3.26%
ETF Shares Market Price	3.50%	3.32%
S&P 0-7 Year National AMT-Free Municipal Bond Index	3.30%	3.30%
Bloomberg Municipal Bond IndexFootnote Reference*	4.93%	4.78%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The Bloomberg Municipal Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	16.8%
1 to 3 Years	29.1%
3 to 5 Years	25.7%
5 to 10 Years	25.5%
10 to 20 Years	0.4%
20 to 30 Years	1.6%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$561
Number of Portfolio Holdings	2,338
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$8

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV014

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
(a) Audit Fees.	$253,000	$230,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$253,000	$230,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)               Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$1,960,472	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,055,892	$4,999,862

(h)               For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2024
Vanguard U.S. Factor ETFs
Vanguard U.S. Minimum Volatility ETF
Vanguard U.S. Momentum Factor ETF
Vanguard U.S. Multifactor ETF
Vanguard U.S. Quality Factor ETF
Vanguard U.S. Value Factor ETF

Contents
U.S. Minimum Volatility ETF	1
U.S. Momentum Factor ETF	12
U.S. Multifactor ETF	31
U.S. Quality Factor ETF	47
U.S. Value Factor ETF	61
Report of Independent Registered Public Accounting Firm	79
Tax information	80

U.S. Minimum Volatility ETF
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (1.5%)
	Linde plc	4,865	2,243
Consumer Discretionary (11.8%)
	TJX Cos. Inc.	16,680	2,097
	Murphy USA Inc.	3,180	1,742
*	O'Reilly Automotive Inc.	1,354	1,683
	Walmart Inc.	17,607	1,629
*	Stride Inc.	14,823	1,584
*	Spotify Technology SA	3,309	1,578
	Electronic Arts Inc.	9,516	1,557
*	TKO Group Holdings Inc.	10,408	1,436
	McDonald's Corp.	3,594	1,064
	eBay Inc.	10,489	664
*	QuinStreet Inc.	23,390	533
*	AutoZone Inc.	150	475
	Fox Corp. Class B	10,567	473
	Marcus Corp.	15,310	347
*	Grand Canyon Education Inc.	1,631	268
*	Ollie's Bargain Outlet Holdings Inc.	1,825	181
*	Laureate Education Inc.	8,847	168
	Rollins Inc.	3,002	151
*	Liberty Media Corp.-Liberty Formula One Class A	1,424	115
*	Atlanta Braves Holdings Inc. Class C	2,752	111
*	Atlanta Braves Holdings Inc. Class A	2,421	102
	New York Times Co. Class A	1,823	99
			18,057
Consumer Staples (11.4%)
	Procter & Gamble Co.	12,866	2,306
	Cencora Inc.	9,084	2,285
	McKesson Corp.	3,596	2,260
	General Mills Inc.	33,989	2,252
	Church & Dwight Co. Inc.	20,415	2,248
	Coca-Cola Co.	34,370	2,203
	Colgate-Palmolive Co.	13,982	1,351
	Flowers Foods Inc.	22,518	509
	Hershey Co.	2,612	460
	Mondelez International Inc. Class A	5,258	342
*	Pilgrim's Pride Corp.	6,526	337
	Ingredion Inc.	2,278	336
	Fresh Del Monte Produce Inc.	7,150	241
	J & J Snack Foods Corp.	1,071	186
	John B Sanfilippo & Son Inc.	1,396	121
	PepsiCo Inc.	363	59
	Altria Group Inc.	565	33
			17,529
Energy (4.6%)
	Kinder Morgan Inc.	82,011	2,318
	Exxon Mobil Corp.	17,930	2,115
	DTE Midstream LLC	7,127	756
	Williams Cos. Inc.	11,088	649
	Chevron Corp.	3,478	563
*	First Solar Inc.	1,660	331
	ONEOK Inc.	2,514	286
			7,018
Financials (10.6%)
	CME Group Inc.	9,501	2,261
	Progressive Corp.	8,047	2,164
	Cboe Global Markets Inc.	8,911	1,923

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	Willis Towers Watson plc	5,045	1,625
*	Clearwater Analytics Holdings Inc. Class A	42,573	1,321
*	Berkshire Hathaway Inc. Class B	1,991	962
	Commerce Bancshares Inc.	12,927	953
	White Mountains Insurance Group Ltd.	438	880
	Marsh & McLennan Cos. Inc.	3,410	795
	Travelers Cos. Inc.	2,225	592
	Safety Insurance Group Inc.	6,560	563
	Arthur J Gallagher & Co.	1,738	543
	RLI Corp.	2,688	473
	First Financial Corp.	5,065	247
	Tradeweb Markets Inc. Class A	1,402	190
	Intercontinental Exchange Inc.	813	131
	Chubb Ltd.	347	100
	Unum Group	1,291	99
	JPMorgan Chase & Co.	311	78
	Donegal Group Inc. Class A	4,595	76
	Peoples Bancorp of North Carolina Inc.	2,148	69
	CNA Financial Corp.	1,023	52
*	California BanCorp	2,857	51
	Employers Holdings Inc.	921	49
*	Columbia Financial Inc.	1,735	32
	First Financial Northwest Inc.	1,402	32
			16,261
Health Care (11.8%)
	Abbott Laboratories	19,259	2,287
	Johnson & Johnson	14,527	2,252
	Merck & Co. Inc.	17,038	1,732
*	Boston Scientific Corp.	15,969	1,448
	HealthStream Inc.	40,365	1,336
	Gilead Sciences Inc.	13,676	1,266
	Cardinal Health Inc.	9,572	1,170
	Chemed Corp.	1,880	1,076
	UnitedHealth Group Inc.	1,751	1,069
	AbbVie Inc.	5,192	950
	Pfizer Inc.	35,487	930
*	Prestige Consumer Healthcare Inc.	7,938	673
*	Hologic Inc.	6,065	482
	Eli Lilly & Co.	506	402
*	Exelixis Inc.	10,973	400
*	Regeneron Pharmaceuticals Inc.	413	310
	Bristol-Myers Squibb Co.	2,918	173
*	Vertex Pharmaceuticals Inc.	77	36
	Cigna Group	91	31
			18,023
Industrials (6.9%)
	Lockheed Martin Corp.	3,746	1,983
	RTX Corp.	13,869	1,690
	Northrop Grumman Corp.	3,078	1,507
	General Dynamics Corp.	5,203	1,478
*	Kirby Corp.	9,792	1,239
	Matson Inc.	4,363	668
*	FTI Consulting Inc.	2,927	593
	Visa Inc. Class A	1,755	553
	AptarGroup Inc.	2,179	377
	Accenture plc Class A	789	286
	Mastercard Inc. Class A	265	141
	Cass Information Systems Inc.	2,305	103
			10,618
Real Estate (1.4%)
	Agree Realty Corp.	11,475	881
	CareTrust REIT Inc.	29,199	870
	Realty Income Corp.	7,926	459
			2,210
Technology (22.6%)
*	MACOM Technology Solutions Holdings Inc.	17,970	2,387
	Analog Devices Inc.	10,395	2,267
*	Tyler Technologies Inc.	3,532	2,222

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
	International Business Machines Corp.	9,483	2,156
*	CommVault Systems Inc.	12,452	2,137
	Texas Instruments Inc.	10,626	2,136
	Amdocs Ltd.	23,722	2,057
	NetApp Inc.	15,343	1,882
	Roper Technologies Inc.	3,303	1,871
	Apple Inc.	5,974	1,418
	Microsoft Corp.	3,181	1,347
	HP Inc.	36,973	1,310
	Dolby Laboratories Inc. Class A	14,107	1,105
	Alphabet Inc. Class C	5,585	952
*	Blackbaud Inc.	10,779	905
	Alphabet Inc. Class A	5,339	902
*	GoDaddy Inc. Class A	4,045	799
	Broadcom Inc.	4,650	754
*	Cirrus Logic Inc.	7,083	740
*	Yelp Inc.	17,941	686
	Skyworks Solutions Inc.	7,548	661
	Meta Platforms Inc. Class A	1,136	652
*	CCC Intelligent Solutions Holdings Inc.	45,918	579
	NVE Corp.	7,243	560
*	Vertex Inc. Class A	8,809	478
	Microchip Technology Inc.	6,865	468
*	N-able Inc.	24,087	251
	Hackett Group Inc.	7,531	236
	Sapiens International Corp. NV	5,350	146
*	Grindr Inc.	7,149	108
*	Veeco Instruments Inc.	3,774	105
*	Impinj Inc.	543	104
	Cognizant Technology Solutions Corp. Class A	1,143	92
	KLA Corp.	121	78
	PC Connection Inc.	917	67
	Applied Materials Inc.	316	55
			34,673
Telecommunications (8.1%)
	T-Mobile US Inc.	9,280	2,291
	AT&T Inc.	98,101	2,272
	InterDigital Inc.	10,342	2,027
	Cisco Systems Inc.	31,852	1,886
	IDT Corp. Class B	35,221	1,819
	Verizon Communications Inc.	28,311	1,255
	Motorola Solutions Inc.	1,129	564
	Spok Holdings Inc.	13,524	222
			12,336
Utilities (8.8%)
	Consolidated Edison Inc.	22,457	2,259
	Duke Energy Corp.	18,419	2,156
	Southern Co.	23,529	2,097
	Republic Services Inc.	8,255	1,802
	Waste Management Inc.	7,079	1,615
	MGE Energy Inc.	13,519	1,410
	FirstEnergy Corp.	26,407	1,124
	WEC Energy Group Inc.	7,593	767
	Ameren Corp.	3,065	289
	CMS Energy Corp.	527	37
			13,556
Total Common Stocks (Cost $125,093)			152,524

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 4.651% (Cost $423)	4,229	423
Total Investments (99.8%) (Cost $125,516)			152,947
Other Assets and Liabilities—Net (0.2%)			267
Net Assets (100%)			153,214
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	1	302	4
Micro E-mini S&P 500 Index	December 2024	6	182	2
				6

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $125,093)	152,524
Affiliated Issuers (Cost $423)	423
Total Investments in Securities	152,947
Investment in Vanguard	4
Cash Collateral Pledged—Futures Contracts	24
Receivables for Accrued Income	246
Variation Margin Receivable—Futures Contracts	3
Total Assets	153,224
Liabilities
Payables for Investment Securities Purchased	2
Payables to Vanguard	8
Total Liabilities	10
Net Assets	153,214
At November 30, 2024, net assets consisted of:

Paid-in Capital	136,500
Total Distributable Earnings (Loss)	16,714
Net Assets	153,214

Net Assets
Applicable to 1,200,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	153,214
Net Asset Value Per Share	$127.68

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Dividends[1]	1,952
Interest[2]	26
Securities Lending—Net	—
Total Income	1,978
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25
Management and Administrative	41
Marketing and Distribution	5
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	30
Trustees’ Fees and Expenses	—
Professional Services	15
Total Expenses	147
Net Investment Income	1,831
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	4,339
Futures Contracts	82
Realized Net Gain (Loss)	4,421
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	22,028
Futures Contracts	1
Change in Unrealized Appreciation (Depreciation)	22,029
Net Increase (Decrease) in Net Assets Resulting from Operations	28,281
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,969,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,831	2,090
Realized Net Gain (Loss)	4,421	639
Change in Unrealized Appreciation (Depreciation)	22,029	(1,777)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,281	952
Distributions
Total Distributions	(1,762)	(2,061)
Capital Share Transactions
Issued	51,009	31,343
Issued in Lieu of Cash Distributions	—	—
Redeemed	(17,707)	(17,629)
Net Increase (Decrease) from Capital Share Transactions	33,302	13,714
Total Increase (Decrease)	59,821	12,605
Net Assets
Beginning of Period	93,393	80,788
End of Period	153,214	93,393

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$101.51	$102.91	$100.28	$87.08	$91.10
Investment Operations
Net Investment Income[1]	1.838	2.373	2.160	1.374	1.779
Net Realized and Unrealized Gain (Loss) on Investments	26.142	(1.354)	2.231	13.497	(3.776)
Total from Investment Operations	27.980	1.019	4.391	14.871	(1.997)
Distributions
Dividends from Net Investment Income	(1.810)	(2.419)	(1.761)	(1.671)	(2.023)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.810)	(2.419)	(1.761)	(1.671)	(2.023)
Net Asset Value, End of Period	$127.68	$101.51	$102.91	$100.28	$87.08
Total Return	27.84%	1.13%	4.46%	17.22%	-1.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$153	$93	$81	$47	$57
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[2]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.61%	2.40%	2.18%	1.43%	2.14%
Portfolio Turnover Rate[3]	39%	26%	32%	46%	83%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Notes to Financial Statements
Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Minimum Volatility ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $4,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	4,969
Total Distributable Earnings (Loss)	(4,969)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	477
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	27,431
Capital Loss Carryforwards	(11,194)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	16,714
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,762	2,061
Long-Term Capital Gains	—	—
Total	1,762	2,061
*	Includes short-term capital gains, if any.

U.S. Minimum Volatility ETF
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	125,516
Gross Unrealized Appreciation	28,397
Gross Unrealized Depreciation	(966)
Net Unrealized Appreciation (Depreciation)	27,431
E.	During the year ended November 30, 2024, the fund purchased $93,536,000 of investment securities and sold $44,750,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $15,409,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $1,741,000 and sales were $600,000, resulting in net realized loss of $177,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2024 Shares (000)	2023 Shares (000)
Issued	440	315
Issued in Lieu of Cash Distributions	—	—
Redeemed	(160)	(180)
Net Increase (Decrease) in Shares Outstanding	280	135
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2024, one shareholder was a record or beneficial owner of 39% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

U.S. Momentum Factor ETF
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (3.0%)
	Newmont Corp. (XNYS)	137,170	5,753
	Air Products & Chemicals Inc.	10,678	3,570
	Ecolab Inc.	12,001	2,985
	Carpenter Technology Corp.	12,228	2,373
	Mueller Industries Inc.	16,378	1,323
*	Coeur Mining Inc.	198,323	1,281
	Hawkins Inc.	8,579	1,154
*,1	ASP Isotopes Inc.	202,061	1,121
	Southern Copper Corp.	10,584	1,062
	International Flavors & Fragrances Inc.	11,365	1,038
	Hecla Mining Co.	143,818	794
*	Century Aluminum Co.	32,266	737
	Sylvamo Corp.	7,775	718
*	Perimeter Solutions Inc.	53,091	680
	International Paper Co.	9,403	553
	Avient Corp.	9,604	492
	Alcoa Corp.	10,161	472
*	Rayonier Advanced Materials Inc.	49,155	433
	Scotts Miracle-Gro Co.	5,587	431
	Minerals Technologies Inc.	2,863	233
			27,203
Consumer Discretionary (12.5%)
*	Netflix Inc.	7,626	6,763
	Costco Wholesale Corp.	6,684	6,496
	Walmart Inc.	62,806	5,810
	General Motors Co.	83,018	4,615
	DR Horton Inc.	27,141	4,581
*	Spotify Technology SA	9,299	4,435
*	Carvana Co.	12,807	3,335
*	SkyWest Inc.	26,589	3,051
	Garmin Ltd.	12,118	2,576
	Royal Caribbean Cruises Ltd.	10,339	2,523
*	Deckers Outdoor Corp.	12,542	2,458
	Fox Corp. Class A	48,158	2,269
	Hilton Worldwide Holdings Inc.	8,708	2,207
*	SharkNinja Inc.	20,643	2,076
	TJX Cos. Inc.	15,431	1,940
	KB Home	23,341	1,931
*	United Airlines Holdings Inc.	19,495	1,888
*	Stride Inc.	17,189	1,837
*	Cava Group Inc.	12,262	1,728
	Hasbro Inc.	25,540	1,664
*	TKO Group Holdings Inc.	11,882	1,639
	PulteGroup Inc.	11,600	1,569
*	Rush Street Interactive Inc.	103,756	1,496
	Murphy USA Inc.	2,615	1,433
	Ralph Lauren Corp.	6,155	1,424
	Toll Brothers Inc.	8,393	1,386
*	Coupang Inc.	54,029	1,370
*	Trade Desk Inc. Class A	10,483	1,348
*	Brinker International Inc.	9,696	1,283
*	Universal Technical Institute Inc.	49,534	1,281
*	Skechers USA Inc. Class A	18,762	1,197
*	Sweetgreen Inc. Class A	29,165	1,195
*	Adtalem Global Education Inc.	12,681	1,159
*	NVR Inc.	125	1,154
*	Burlington Stores Inc.	4,079	1,150
*	GameStop Corp. Class A	38,900	1,130
	Dick's Sporting Goods Inc.	5,395	1,118

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Cinemark Holdings Inc.	32,274	1,114
	Wingstop Inc.	3,261	1,072
	Williams-Sonoma Inc.	6,185	1,064
*	Revolve Group Inc.	27,866	1,005
	Interface Inc.	36,753	976
*	Bright Horizons Family Solutions Inc.	8,266	956
	Lennar Corp. Class A	5,251	916
*	Life Time Group Holdings Inc.	36,165	878
*	Abercrombie & Fitch Co. Class A	5,860	877
	Perdoceo Education Corp.	29,543	811
	Phinia Inc.	14,270	800
*	Liberty Media Corp.-Liberty Live Class C	10,909	797
*	Shake Shack Inc. Class A	5,953	796
	eBay Inc.	12,495	791
	HNI Corp.	13,800	782
*	Chipotle Mexican Grill Inc.	12,611	776
	PROG Holdings Inc.	15,472	753
	H&R Block Inc.	12,540	743
	Wolverine World Wide Inc.	31,511	731
*	Green Brick Partners Inc.	9,410	672
	New York Times Co. Class A	12,140	659
*	QuinStreet Inc.	28,853	657
*	Boot Barn Holdings Inc.	4,486	615
*	Dorman Products Inc.	4,298	602
	Fox Corp. Class B	13,198	590
	Kontoor Brands Inc.	6,376	585
*	Gannett Co. Inc.	112,003	581
	Meritage Homes Corp.	3,000	573
*	Hovnanian Enterprises Inc. Class A	2,763	543
*	Despegar.com Corp.	28,897	517
*	Laureate Education Inc.	27,158	516
*	Norwegian Cruise Line Holdings Ltd.	18,128	487
	OneSpaWorld Holdings Ltd.	25,223	479
*	Hanesbrands Inc.	51,519	448
	Lennar Corp. Class B	1,915	316
*	Petco Health & Wellness Co. Inc.	72,619	310
*	Ollie's Bargain Outlet Holdings Inc.	2,776	275
	Steven Madden Ltd.	5,926	270
*	National CineMedia Inc.	32,957	229
*,1	GigaCloud Technology Inc. Class A	8,644	214
*	U-Haul Holding Co. (XNYS)	2,840	201
	Group 1 Automotive Inc.	473	201
*	Daily Journal Corp.	350	198
*	Uber Technologies Inc.	2,451	176
	A-Mark Precious Metals Inc.	5,628	171
*	Funko Inc. Class A	14,065	165
	Shoe Carnival Inc.	4,477	151
	Sinclair Inc.	8,176	150
	VF Corp.	6,375	129
			114,833
Consumer Staples (4.0%)
	Philip Morris International Inc.	41,455	5,516
*	Sprouts Farmers Market Inc.	31,189	4,818
	Colgate-Palmolive Co.	46,492	4,493
	Coca-Cola Consolidated Inc.	1,561	2,036
*	Freshpet Inc.	12,841	1,965
*	BellRing Brands Inc.	22,537	1,768
	Altria Group Inc.	29,276	1,690
*	Pilgrim's Pride Corp.	31,960	1,649
	Turning Point Brands Inc.	23,627	1,463
	Ingredion Inc.	9,845	1,451
	Tyson Foods Inc. Class A	22,000	1,419
	Primo Brands Corp. Class A	43,451	1,239
*	Honest Co. Inc.	127,197	1,055
	Dole plc	59,218	892
	Casey's General Stores Inc.	2,086	878
	Cal-Maine Foods Inc.	8,394	819
	Coca-Cola Co.	11,560	741
*	Vital Farms Inc.	17,850	593

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	WK Kellogg Co.	22,276	463
*	US Foods Holding Corp.	6,048	422
	Spectrum Brands Holdings Inc.	3,842	353
	WD-40 Co.	1,249	346
	Campbell Soup Co.	7,400	342
*	Lifeway Foods Inc.	11,446	280
*	United Natural Foods Inc.	11,114	276
			36,967
Energy (3.5%)
	Williams Cos. Inc.	90,441	5,292
	ONEOK Inc.	38,039	4,321
	Targa Resources Corp.	16,035	3,276
	Archrock Inc.	93,860	2,405
	Texas Pacific Land Corp.	1,376	2,202
	DTE Midstream LLC	20,709	2,198
*	CNX Resources Corp.	39,621	1,605
	TechnipFMC plc	49,307	1,547
	Kinder Morgan Inc.	52,220	1,476
*	First Solar Inc.	5,996	1,195
*	EVgo Inc.	174,556	1,136
*	Sable Offshore Corp.	48,334	1,135
*	Centrus Energy Corp. Class A	9,164	834
	Golar LNG Ltd.	19,607	772
	Kodiak Gas Services Inc.	16,890	683
	Viper Energy Inc.	11,850	641
	Antero Midstream Corp.	36,389	581
*	American Superconductor Corp.	10,655	363
	VAALCO Energy Inc.	70,891	363
*	REX American Resources Corp.	6,897	299
			32,324
Financials (21.2%)
	KKR & Co. Inc.	55,156	8,983
	Bank of New York Mellon Corp.	87,673	7,178
	Progressive Corp.	25,461	6,846
	Apollo Global Management Inc.	29,549	5,172
	Truist Financial Corp.	104,561	4,985
	Aflac Inc.	38,233	4,359
	Allstate Corp.	18,033	3,740
	Blackstone Inc.	18,077	3,454
	Intercontinental Exchange Inc.	20,541	3,306
	M&T Bank Corp.	13,873	3,052
	PNC Financial Services Group Inc.	13,323	2,861
	Huntington Bancshares Inc.	157,108	2,830
	Fifth Third Bancorp	52,476	2,522
*	Dave Inc.	24,889	2,456
	Citigroup Inc.	32,962	2,336
	Willis Towers Watson plc	6,807	2,192
	Axis Capital Holdings Ltd.	23,472	2,184
*	Robinhood Markets Inc. Class A	57,541	2,160
	Wells Fargo & Co.	27,115	2,065
	Stewart Information Services Corp.	27,458	2,062
	JPMorgan Chase & Co.	8,085	2,019
	Citizens Financial Group Inc.	39,981	1,925
	Glacier Bancorp Inc.	32,913	1,905
	Piper Sandler Cos.	5,532	1,897
	TPG Inc.	26,938	1,885
	Ryan Specialty Holdings Inc.	24,947	1,881
	Moody's Corp.	3,760	1,880
	Jefferies Financial Group Inc.	22,601	1,789
	Morgan Stanley	13,571	1,786
	Interactive Brokers Group Inc. Class A	9,194	1,757
*	NU Holdings Ltd. Class A	135,160	1,694
	Old Republic International Corp.	43,406	1,692
	Stifel Financial Corp.	14,432	1,671
	Evercore Inc. Class A	5,355	1,649
	Victory Capital Holdings Inc. Class A	23,247	1,615
*	Root Inc. Class A	16,142	1,611
	Jackson Financial Inc. Class A	15,860	1,589
	Western Alliance Bancorp	16,718	1,565

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Corebridge Financial Inc.	46,994	1,521
	Goldman Sachs Group Inc.	2,484	1,512
	First BanCorp (XNYS)	71,902	1,487
	Lazard Inc.	24,851	1,443
*	Skyward Specialty Insurance Group Inc.	26,224	1,419
	Mercury General Corp.	17,787	1,404
	Synovus Financial Corp.	23,760	1,356
	Virtu Financial Inc. Class A	36,183	1,350
	Houlihan Lokey Inc.	7,077	1,338
	Hartford Financial Services Group Inc.	10,794	1,331
	Travelers Cos. Inc.	4,886	1,300
	Wintrust Financial Corp.	9,370	1,293
	Hamilton Lane Inc. Class A	6,677	1,285
	Ares Management Corp. Class A	7,242	1,280
	Pathward Financial Inc.	15,227	1,277
	SLM Corp.	46,199	1,265
	Ameriprise Financial Inc.	2,168	1,244
	BankUnited Inc.	29,566	1,244
	Central Pacific Financial Corp.	38,888	1,241
	Tradeweb Markets Inc. Class A	9,104	1,234
*	Mr. Cooper Group Inc.	12,483	1,232
	Blue Owl Capital Inc.	51,799	1,229
	Park National Corp.	6,452	1,228
	UMB Financial Corp.	9,562	1,200
*	Oscar Health Inc. Class A	67,401	1,168
	NBT Bancorp Inc.	22,403	1,123
*	Coinbase Global Inc. Class A	3,742	1,108
	Perella Weinberg Partners	42,532	1,092
	Popular Inc.	10,820	1,075
	Independent Bank Corp.	28,020	1,054
	Pinnacle Financial Partners Inc.	8,254	1,049
	Amalgamated Financial Corp.	28,940	1,031
	East West Bancorp Inc.	9,236	1,013
	S&T Bancorp Inc.	22,760	974
	StepStone Group Inc. Class A	14,734	971
	Arch Capital Group Ltd.	9,525	959
	Prosperity Bancshares Inc.	11,400	955
*	Upstart Holdings Inc.	12,102	954
	Commerce Bancshares Inc.	12,820	945
	Bank of America Corp.	19,494	926
*	Enova International Inc.	8,767	925
	Bread Financial Holdings Inc.	15,572	916
*	Rocket Cos. Inc. Class A	62,373	906
	BGC Group Inc. Class A	90,651	883
	First Citizens BancShares Inc. Class A	379	870
	Primerica Inc.	2,823	855
*	Baldwin Insurance Group Inc.	17,255	845
*	American Coastal Insurance Corp. Class C	61,317	842
	UWM Holdings Corp.	124,489	810
	FB Financial Corp.	13,929	786
*	LendingTree Inc.	17,596	778
	MGIC Investment Corp.	29,552	776
	W R Berkley Corp.	11,503	743
	HCI Group Inc.	6,028	735
	Cohen & Steers Inc.	6,932	726
	CNO Financial Group Inc.	17,641	704
*	LendingClub Corp.	42,106	701
	International Bancshares Corp.	9,446	691
	First Financial Bankshares Inc.	16,278	678
*	Goosehead Insurance Inc. Class A	5,348	674
	Towne Bank	18,231	668
*	SiriusPoint Ltd.	41,777	644
	Ameris Bancorp	9,142	643
*	NMI Holdings Inc.	16,005	640
*	Palomar Holdings Inc.	5,666	614
	Preferred Bank	6,448	608
	S&P Global Inc.	1,160	606
	BOK Financial Corp.	5,088	605
*	SoFi Technologies Inc.	34,886	572
*	Trupanion Inc.	10,444	557

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Banner Corp.	7,460	556
	Universal Insurance Holdings Inc.	24,359	551
	Assurant Inc.	2,413	548
	Moelis & Co. Class A	6,971	537
	Banco Latinoamericano de Comercio Exterior SA Class E	15,680	534
	Zions Bancorp NA	8,724	528
	OFG Bancorp	11,523	523
	Brown & Brown Inc.	4,599	520
	City Holding Co.	3,844	505
	German American Bancorp Inc.	11,115	500
	ServisFirst Bancshares Inc.	5,131	491
	Blackrock Inc.	477	488
	Univest Financial Corp.	15,120	480
	WisdomTree Inc.	39,377	471
	CNA Financial Corp.	9,284	468
	Radian Group Inc.	12,921	462
	Reinsurance Group of America Inc.	2,013	460
	Raymond James Financial Inc.	2,713	459
	Cboe Global Markets Inc.	2,076	448
	Nasdaq Inc.	5,196	431
	PJT Partners Inc. Class A	2,576	431
*	Clearwater Analytics Holdings Inc. Class A	13,666	424
*	Bancorp Inc.	7,162	418
	Janus Henderson Group plc	9,226	418
	Stock Yards Bancorp Inc.	5,447	415
	Veritex Holdings Inc.	13,550	412
	Community Financial System Inc.	5,903	409
	Simmons First National Corp. Class A	16,458	403
	National Bank Holdings Corp. Class A	8,099	387
	Fidelity National Financial Inc.	5,466	346
	Fulton Financial Corp.	15,992	345
	Trustmark Corp.	8,545	334
	Hingham Institution for Savings	1,160	329
*	Axos Financial Inc.	3,952	327
	Enact Holdings Inc.	8,843	311
	First Commonwealth Financial Corp.	13,530	255
	1st Source Corp.	3,763	244
*	Hippo Holdings Inc.	7,012	232
	First Horizon Corp.	9,884	209
	Enterprise Financial Services Corp.	3,257	197
	Northeast Bank	1,974	194
	QCR Holdings Inc.	2,069	191
	PennyMac Financial Services Inc.	1,735	186
	Fidelis Insurance Holdings Ltd.	8,710	179
	Kemper Corp.	2,495	178
*	Heritage Insurance Holdings Inc.	13,185	164
	Chubb Ltd.	560	162
	Mercantile Bank Corp.	3,225	161
			194,885
Health Care (17.4%)
*	Boston Scientific Corp.	88,939	8,063
*	Intuitive Surgical Inc.	11,640	6,309
	Eli Lilly & Co.	6,712	5,338
	HCA Healthcare Inc.	15,310	5,010
*	Natera Inc.	21,306	3,575
	AbbVie Inc.	16,487	3,016
*	Praxis Precision Medicines Inc.	36,740	2,945
*	Vaxcyte Inc.	27,646	2,608
*	DaVita Inc.	15,689	2,607
*	Insmed Inc.	34,631	2,603
*	REVOLUTION Medicines Inc.	43,112	2,494
*	Alnylam Pharmaceuticals Inc.	8,777	2,221
*	Glaukos Corp.	14,024	2,015
*	United Therapeutics Corp.	5,416	2,007
*	GeneDx Holdings Corp.	24,981	1,958
*	Vertex Pharmaceuticals Inc.	3,960	1,854
*	Edgewise Therapeutics Inc.	54,231	1,790
*	ADMA Biologics Inc.	86,290	1,735
	Universal Health Services Inc. Class B	7,892	1,618

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Lantheus Holdings Inc.	18,116	1,617
	Encompass Health Corp.	15,467	1,592
	Gilead Sciences Inc.	15,656	1,449
	ResMed Inc.	5,657	1,409
*	WaVe Life Sciences Ltd.	91,548	1,382
*	Globus Medical Inc. Class A	15,988	1,369
*	Travere Therapeutics Inc.	71,548	1,346
*	Innoviva Inc.	69,670	1,323
*	Summit Therapeutics Inc. (XNMS)	70,750	1,306
*	Novavax Inc.	149,468	1,303
*	TG Therapeutics Inc.	37,312	1,298
*	Protagonist Therapeutics Inc.	29,431	1,289
*	Exelixis Inc.	34,863	1,271
*	Tenet Healthcare Corp.	8,909	1,271
*	Dyne Therapeutics Inc.	41,478	1,270
*,1	Capricor Therapeutics Inc.	66,348	1,261
*	ARS Pharmaceuticals Inc.	82,844	1,202
*	Harrow Inc.	28,555	1,197
*	Nurix Therapeutics Inc.	53,324	1,179
*	Crinetics Pharmaceuticals Inc.	19,409	1,110
*	Halozyme Therapeutics Inc.	22,718	1,095
*	Scholar Rock Holding Corp.	27,418	1,094
*	Merit Medical Systems Inc.	10,269	1,067
	Phibro Animal Health Corp. Class A	45,507	1,064
*	Neurogene Inc.	41,624	1,059
*	Ocular Therapeutix Inc.	104,405	1,033
*	Viking Therapeutics Inc.	19,395	1,027
*	Janux Therapeutics Inc.	22,693	1,026
*	Amneal Pharmaceuticals Inc.	123,517	1,022
*	Insulet Corp.	3,815	1,018
*	Avidity Biosciences Inc.	23,149	996
	Ensign Group Inc.	6,787	992
*	Vera Therapeutics Inc.	19,875	989
*,1	Pulse Biosciences Inc.	45,955	983
*	Rhythm Pharmaceuticals Inc.	15,819	981
*	CorMedix Inc.	97,899	965
*	TransMedics Group Inc.	11,078	961
*	Phathom Pharmaceuticals Inc.	106,912	948
*	Doximity Inc. Class A	17,368	921
*	CareDx Inc.	37,101	911
*	Aquestive Therapeutics Inc.	178,967	911
*	Catalyst Pharmaceuticals Inc.	40,607	896
*	AnaptysBio Inc.	35,713	891
*	Brookdale Senior Living Inc.	156,829	891
	National HealthCare Corp.	7,047	882
*	Annexon Inc.	163,165	880
*	Cogent Biosciences Inc.	92,276	878
*	Masimo Corp.	5,004	863
*	Alignment Healthcare Inc.	67,432	850
*	Ultragenyx Pharmaceutical Inc.	17,565	837
*	Geron Corp. (XNGS)	200,588	826
*	PROCEPT BioRobotics Corp.	8,581	820
*	Agios Pharmaceuticals Inc.	13,272	788
*	Soleno Therapeutics Inc.	14,529	766
*	Akero Therapeutics Inc.	23,844	765
*	Pennant Group Inc.	24,364	760
*	Tandem Diabetes Care Inc.	24,577	753
*,1	Humacyte Inc.	165,885	750
*	Y-mAbs Therapeutics Inc.	62,867	749
*	Nuvation Bio Inc.	253,387	735
*	Veracyte Inc.	16,987	730
*	PTC Therapeutics Inc.	16,502	724
*	Castle Biosciences Inc.	23,908	724
*	Nuvalent Inc. Class A	7,472	722
*	Arbutus Biopharma Corp.	208,247	721
*	Kymera Therapeutics Inc.	15,362	720
*	Tarsus Pharmaceuticals Inc.	13,615	714
*	ICU Medical Inc.	4,343	712
*	Sarepta Therapeutics Inc.	5,335	711
*	Krystal Biotech Inc.	3,562	703

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	MannKind Corp.	102,924	698
*	Integer Holdings Corp.	4,964	697
*	Arcellx Inc.	7,794	686
*	Biohaven Ltd.	14,851	683
*	RxSight Inc.	14,484	679
*	Corcept Therapeutics Inc.	11,625	671
*	Liquidia Corp.	57,593	665
*	Evolus Inc.	48,348	662
*	Dianthus Therapeutics Inc.	27,455	659
*	Spyre Therapeutics Inc.	23,140	658
*	RadNet Inc.	8,040	657
*	Corbus Pharmaceuticals Holdings Inc.	36,021	642
*	Inspire Medical Systems Inc.	3,303	637
*	Twist Bioscience Corp.	12,803	630
*	Collegium Pharmaceutical Inc.	20,606	629
*	Arcutis Biotherapeutics Inc.	47,791	623
*	Artivion Inc.	21,066	622
*	Omnicell Inc.	13,217	616
*	UFP Technologies Inc.	1,908	616
	LeMaitre Vascular Inc.	5,743	614
*	Mind Medicine MindMed Inc.	75,138	614
*	Stoke Therapeutics Inc.	49,991	605
*	Hims & Hers Health Inc.	18,492	596
*	Terns Pharmaceuticals Inc.	90,340	564
*	Community Health Systems Inc.	163,356	562
*	Immunome Inc.	40,976	555
*	Zimvie Inc.	37,298	551
*	Mirum Pharmaceuticals Inc.	11,714	541
*	Warby Parker Inc. Class A	23,433	528
*	BioCryst Pharmaceuticals Inc.	68,024	510
*,1	Candel Therapeutics Inc.	108,049	508
*	Intra-Cellular Therapies Inc.	5,620	481
*	Kiniksa Pharmaceuticals International plc	21,622	477
*	Apogee Therapeutics Inc.	10,504	474
*	Viridian Therapeutics Inc.	21,925	473
*,1	Ocugen Inc.	479,782	471
*	Cullinan Therapeutics Inc.	31,300	421
*	Ligand Pharmaceuticals Inc.	3,424	416
	Select Medical Holdings Corp.	19,139	404
*	Addus HomeCare Corp.	3,248	399
*	KalVista Pharmaceuticals Inc.	36,543	368
*	CorVel Corp.	978	357
*	Zevra Therapeutics Inc.	37,724	352
*	Keros Therapeutics Inc.	5,951	344
*	Avadel Pharmaceuticals plc	30,657	339
	Concentra Group Holdings Parent Inc.	15,445	337
	SIGA Technologies Inc.	46,027	335
*	Axogen Inc.	23,410	325
*	Enliven Therapeutics Inc.	12,971	316
*	Perspective Therapeutics Inc.	69,212	301
*	Jasper Therapeutics Inc.	12,560	287
*	Nkarta Inc.	97,716	280
*	Vanda Pharmaceuticals Inc.	53,078	273
*	Applied Therapeutics Inc.	128,390	261
*	Larimar Therapeutics Inc.	41,065	260
*	Inogen Inc.	25,474	247
*	Tyra Biosciences Inc.	14,663	230
*	Astrana Health Inc.	5,199	225
*	Zymeworks Inc.	15,674	221
*	BioLife Solutions Inc.	7,813	215
	Organon & Co.	11,960	190
*	Black Diamond Therapeutics Inc.	71,018	188
*,1	Heron Therapeutics Inc.	154,404	184
	LENZ Therapeutics Inc.	5,130	183
*	Bioventus Inc. Class A	10,449	128
*	Kura Oncology Inc.	8,353	92
*,1	Cassava Sciences Inc.	23,993	92
*	Lexicon Pharmaceuticals Inc.	85,730	69
			160,227

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
Industrials (21.0%)
	General Electric Co.	40,590	7,394
	3M Co.	52,244	6,976
	Trane Technologies plc	16,145	6,720
*	Fiserv Inc.	26,612	5,880
	RTX Corp.	48,052	5,854
	American Express Co.	18,319	5,581
	Cintas Corp.	23,820	5,378
	Carrier Global Corp.	65,009	5,030
	TransDigm Group Inc.	3,565	4,467
	Lockheed Martin Corp.	8,186	4,334
	EMCOR Group Inc.	7,497	3,824
	FTAI Aviation Ltd.	19,483	3,289
	Automatic Data Processing Inc.	10,684	3,279
	Allison Transmission Holdings Inc.	26,491	3,139
	Armstrong World Industries Inc.	19,293	3,084
	Comfort Systems USA Inc.	6,020	2,970
*	IES Holdings Inc.	8,674	2,688
*	Fair Isaac Corp.	994	2,361
	Louisiana-Pacific Corp.	18,785	2,220
	HEICO Corp.	8,013	2,191
*	ACI Worldwide Inc.	38,361	2,180
	Powell Industries Inc.	7,824	2,092
*	Axon Enterprise Inc.	3,178	2,056
	United Rentals Inc.	2,155	1,866
*	SPX Technologies Inc.	10,488	1,851
*	Mohawk Industries Inc.	12,961	1,799
*	Limbach Holdings Inc.	17,796	1,771
	Westinghouse Air Brake Technologies Corp.	8,512	1,708
*	Modine Manufacturing Co.	12,526	1,701
	Crane Co.	9,255	1,685
	AAON Inc.	11,914	1,624
*	Sezzle Inc.	3,807	1,614
*	AeroVironment Inc.	8,179	1,591
	CSW Industrials Inc.	3,747	1,583
*,1	Intuitive Machines Inc.	96,071	1,571
	AZZ Inc.	16,281	1,516
*	ExlService Holdings Inc.	32,209	1,493
	Parker-Hannifin Corp.	2,086	1,466
	REV Group Inc.	46,647	1,447
	Griffon Corp.	16,978	1,431
*	Rocket Lab USA Inc.	52,069	1,420
*,1	PureCycle Technologies Inc.	106,744	1,419
*	Construction Partners Inc. Class A	13,874	1,410
	Howmet Aerospace Inc.	11,847	1,402
	TransUnion	13,742	1,395
	WW Grainger Inc.	1,106	1,333
*	Sterling Infrastructure Inc.	6,850	1,332
	Carlisle Cos. Inc.	2,852	1,303
*	ATI Inc.	21,530	1,295
	Esab Corp.	9,930	1,282
	Tetra Tech Inc.	30,192	1,253
	Moog Inc. Class A	5,601	1,239
	Matson Inc.	7,947	1,217
	BWX Technologies Inc.	9,100	1,191
*	Kirby Corp.	9,350	1,183
*	MasTec Inc.	8,083	1,164
*	PayPal Holdings Inc.	13,350	1,158
	Primoris Services Corp.	13,575	1,136
	Synchrony Financial	16,767	1,132
*	Dycom Industries Inc.	6,183	1,120
	Argan Inc.	7,126	1,111
	CRH plc	10,646	1,089
*	Tutor Perini Corp.	39,761	1,081
	Johnson Controls International plc	12,815	1,075
*	Zebra Technologies Corp. Class A	2,638	1,074
	Applied Industrial Technologies Inc.	3,803	1,045
*	Blue Bird Corp.	25,448	1,035
	Veralto Corp.	9,564	1,035
	Curtiss-Wright Corp.	2,766	1,034

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Acuity Brands Inc.	3,215	1,031
*	Payoneer Global Inc.	88,512	966
	Granite Construction Inc.	9,678	962
*	Leonardo DRS Inc.	27,224	947
	Badger Meter Inc.	4,341	941
*	Aurora Innovation Inc.	144,546	935
	Lennox International Inc.	1,399	933
	Atmus Filtration Technologies Inc.	21,423	927
	Eagle Materials Inc.	2,960	914
	Caterpillar Inc.	2,243	911
*	BrightView Holdings Inc.	52,412	896
	Exponent Inc.	8,974	886
	CH Robinson Worldwide Inc.	8,108	856
	Eaton Corp. plc	2,185	820
	DHT Holdings Inc.	85,611	806
*	Affirm Holdings Inc.	11,519	806
	FTAI Infrastructure Inc.	91,918	795
*	Aspen Aerogels Inc.	52,561	778
	United States Lime & Minerals Inc.	4,983	762
	Sherwin-Williams Co.	1,840	731
	Quanta Services Inc.	1,985	684
	CRA International Inc.	3,445	672
	Pentair plc	6,142	669
	Cadre Holdings Inc.	19,266	643
	Bel Fuse Inc. Class B	7,831	628
	Watsco Inc.	1,135	626
[1]	CompoSecure Inc. Class A	38,847	620
	Woodward Inc.	3,430	619
*	CECO Environmental Corp.	19,052	611
	VSE Corp.	4,972	583
	Booz Allen Hamilton Holding Corp.	3,922	581
*	Itron Inc.	4,717	559
*	Byrna Technologies Inc.	27,951	540
	Hyster-Yale Inc.	9,555	537
	Patrick Industries Inc.	3,973	534
*	Masterbrand Inc.	29,670	513
	Teekay Tankers Ltd. Class A	12,186	491
	Herc Holdings Inc.	1,984	460
	Tecnoglass Inc.	5,640	457
*	Teekay Corp. Ltd.	60,774	449
*	RXO Inc.	14,789	446
*	GMS Inc.	4,022	404
	Fidelity National Information Services Inc.	4,692	400
	ICF International Inc.	2,789	387
	Pitney Bowes Inc.	45,475	367
	International Seaways Inc.	9,242	360
*	Triumph Group Inc.	17,576	338
	Federal Signal Corp.	3,456	337
*	Kratos Defense & Security Solutions Inc.	12,383	335
*	DXP Enterprises Inc.	4,408	323
*	OSI Systems Inc.	1,767	314
	Genco Shipping & Trading Ltd.	19,228	305
*	Mirion Technologies Inc.	17,569	296
	Willis Lease Finance Corp.	1,280	279
*	Ranpak Holdings Corp.	35,396	276
	Costamare Inc.	20,137	266
	Ball Corp.	3,883	241
*,1	Spire Global Inc.	14,719	241
	Owens Corning	1,126	232
	Installed Building Products Inc.	989	226
	Enerpac Tool Group Corp.	4,510	218
*	Donnelley Financial Solutions Inc.	3,505	211
*	Willdan Group Inc.	4,699	205
	Trinity Industries Inc.	5,132	194
	Golden Ocean Group Ltd.	18,884	189
	Ardagh Metal Packaging SA	49,928	184
	Hubbell Inc.	357	164
	Mesa Laboratories Inc.	1,236	145
	Scorpio Tankers Inc.	2,618	133

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Safe Bulkers Inc.	33,668	130
			192,892
Real Estate (1.0%)
*	Jones Lang LaSalle Inc.	7,210	2,023
*	Compass Inc. Class A	240,290	1,704
*	CBRE Group Inc. Class A	10,091	1,413
*	GEO Group Inc.	43,099	1,229
*	Redfin Corp.	99,399	943
	Newmark Group Inc. Class A	56,849	880
	HA Sustainable Infrastructure Capital Inc.	21,876	686
*	Real Brokerage Inc.	78,205	411
			9,289
Technology (11.9%)
*	Palantir Technologies Inc. Class A	134,830	9,044
	NVIDIA Corp.	55,882	7,726
*	AppLovin Corp. Class A	21,634	7,285
	Meta Platforms Inc. Class A	10,225	5,872
	Oracle Corp.	27,870	5,151
	Broadcom Inc.	26,238	4,253
	Vertiv Holdings Co. Class A	31,952	4,077
	International Business Machines Corp.	15,323	3,485
*	MicroStrategy Inc. Class A	8,877	3,440
*	GoDaddy Inc. Class A	16,008	3,163
*	CommVault Systems Inc.	17,447	2,994
*	ServiceNow Inc.	2,523	2,648
	NetApp Inc.	21,175	2,597
	Amphenol Corp. Class A	31,101	2,259
*	CACI International Inc. Class A	4,102	1,886
*	Guidewire Software Inc.	9,251	1,877
	Leidos Holdings Inc.	11,260	1,862
*	Terawulf Inc.	230,379	1,818
*	Coherent Corp.	18,011	1,804
*	NextNav Inc.	101,951	1,773
*	Tyler Technologies Inc.	2,691	1,693
*	Credo Technology Group Holding Ltd.	34,377	1,683
	Corning Inc.	33,859	1,648
*	Toast Inc. Class A	36,333	1,582
*	Fortinet Inc.	12,675	1,205
*	AvePoint Inc.	66,342	1,171
*	Zeta Global Holdings Corp. Class A	54,909	1,170
*	Innodata Inc.	26,089	1,072
	Monolithic Power Systems Inc.	1,860	1,056
*	Impinj Inc.	5,224	1,004
*	Parsons Corp.	10,206	979
*	Cipher Mining Inc.	144,221	966
*	Vertex Inc. Class A	17,592	954
*	Applied Digital Corp.	94,266	952
*	Semtech Corp.	14,756	945
*	Hut 8 Corp.	30,705	860
	Clear Secure Inc. Class A	31,941	827
*	Grindr Inc.	52,514	792
*	Nutanix Inc. Class A	11,644	760
*	EverQuote Inc. Class A	37,636	722
*	Blend Labs Inc. Class A	139,518	713
*	Alkami Technology Inc.	17,912	707
*	Q2 Holdings Inc.	6,229	652
*,1	Trump Media & Technology Group Corp.	20,532	649
*	IonQ Inc.	14,955	546
*	Magnite Inc.	31,926	536
*	Alpha & Omega Semiconductor Ltd.	12,093	502
	Pegasystems Inc.	4,940	469
*	Sitime Corp.	2,185	464
*	Intapp Inc.	7,392	462
*	Mediaalpha Inc. Class A	36,298	458
*	Cleanspark Inc.	31,791	456
*	DoorDash Inc. Class A	2,513	454
*	Bit Digital Inc.	90,826	419
*	Agilysys Inc.	3,021	406
*	DocuSign Inc.	5,001	399

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Daktronics Inc.	25,188	388
*	Maplebear Inc.	8,505	371
*	Gartner Inc.	652	338
*	Varonis Systems Inc.	6,561	328
*	Bandwidth Inc. Class A	14,965	315
*	Cirrus Logic Inc.	2,911	304
*,1	SoundHound AI Inc. Class A	32,528	303
*	AudioEye Inc.	10,391	280
*	PAR Technology Corp.	3,181	258
	Dell Technologies Inc. Class C	1,771	226
*	Ouster Inc.	20,336	201
*	Diebold Nixdorf Inc.	3,925	181
*	ScanSource Inc.	3,274	165
	Immersion Corp.	16,349	146
	Sapiens International Corp. NV	3,816	104
			109,255
Telecommunications (3.7%)
	AT&T Inc.	310,254	7,185
*	Arista Networks Inc.	15,480	6,282
	T-Mobile US Inc.	23,146	5,716
	Motorola Solutions Inc.	11,414	5,704
*	Lumen Technologies Inc.	178,757	1,312
*	AST SpaceMobile Inc.	49,752	1,185
	Telephone & Data Systems Inc.	31,746	1,085
*	EchoStar Corp. Class A	38,270	968
*	CommScope Holding Co. Inc.	191,025	911
	Ubiquiti Inc.	2,538	879
	InterDigital Inc.	3,354	657
*	Powerfleet Inc. NJ	80,928	570
	Cogent Communications Holdings Inc.	6,921	569
*	Ciena Corp.	6,990	487
	IDT Corp. Class B	6,457	333
*	NETGEAR Inc.	7,260	179
	Verizon Communications Inc.	3,434	152
			34,174
Utilities (0.5%)
*,1	NuScale Power Corp.	72,323	2,144
*	Clean Harbors Inc.	4,453	1,158
*	Sunrun Inc.	53,899	622
	Aris Water Solutions Inc. Class A	22,813	614
*	Enviri Corp.	39,086	289
			4,827
Total Common Stocks (Cost $716,748)			916,876
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $7,084)	70,846	7,084
Total Investments (100.5%) (Cost $723,832)			923,960
Other Assets and Liabilities—Net (-0.5%)			(4,712)
Net Assets (100%)			919,248
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,507,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,807,000 was received for securities on loan.

U.S. Momentum Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	5	1,513	73

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $716,748)	916,876
Affiliated Issuers (Cost $7,084)	7,084
Total Investments in Securities	923,960
Investment in Vanguard	19
Cash	1,747
Cash Collateral Pledged—Futures Contracts	76
Receivables for Accrued Income	574
Variation Margin Receivable—Futures Contracts	9
Total Assets	926,385
Liabilities
Payables for Investment Securities Purchased	284
Collateral for Securities on Loan	6,807
Payables to Vanguard	46
Total Liabilities	7,137
Net Assets	919,248
1 Includes $6,507,000 of securities on loan.
At November 30, 2024, net assets consisted of:

Paid-in Capital	763,922
Total Distributable Earnings (Loss)	155,326
Net Assets	919,248

Net Assets
Applicable to 5,160,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	919,248
Net Asset Value Per Share	$178.15

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Dividends[1]	5,004
Interest[2]	97
Securities Lending—Net	385
Total Income	5,486
Expenses
The Vanguard Group—Note B
Investment Advisory Services	151
Management and Administrative	443
Marketing and Distribution	27
Custodian Fees	1
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	51
Trustees’ Fees and Expenses	—
Other Expenses	16
Total Expenses	720
Net Investment Income	4,766
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	43,401
Futures Contracts	188
Realized Net Gain (Loss)	43,589
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	159,652
Futures Contracts	57
Change in Unrealized Appreciation (Depreciation)	159,709
Net Increase (Decrease) in Net Assets Resulting from Operations	208,064
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $79,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $34,098,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,766	3,270
Realized Net Gain (Loss)	43,589	(5,064)
Change in Unrealized Appreciation (Depreciation)	159,709	3,311
Net Increase (Decrease) in Net Assets Resulting from Operations	208,064	1,517
Distributions
Total Distributions	(3,896)	(3,438)
Capital Share Transactions
Issued	527,176	189,620
Issued in Lieu of Cash Distributions	—	—
Redeemed	(145,933)	(137,717)
Net Increase (Decrease) from Capital Share Transactions	381,243	51,903
Total Increase (Decrease)	585,411	49,982
Net Assets
Beginning of Period	333,837	283,855
End of Period	919,248	333,837

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$120.30	$121.83	$132.12	$106.33	$85.18
Investment Operations
Net Investment Income[1]	1.301	1.232	2.072	1.227	.552
Net Realized and Unrealized Gain (Loss) on Investments	57.668	(1.405)	(10.460)	25.325	21.279
Total from Investment Operations	58.969	(.173)	(8.388)	26.552	21.831
Distributions
Dividends from Net Investment Income	(1.119)	(1.357)	(1.902)	(.762)	(.681)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.119)	(1.357)	(1.902)	(.762)	(.681)
Net Asset Value, End of Period	$178.15	$120.30	$121.83	$132.12	$106.33
Total Return	49.23%	-0.06%	-6.27%	25.01%	25.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$919	$334	$284	$191	$58
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[2]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.86%	1.07%	1.76%	0.95%	0.62%
Portfolio Turnover Rate[3]	77%	73%	88%	103%	115%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Notes to Financial Statements
Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Momentum Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	37,287
Total Distributable Earnings (Loss)	(37,287)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,667
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	197,608
Capital Loss Carryforwards	(43,949)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	155,326
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	3,896	3,438
Long-Term Capital Gains	—	—
Total	3,896	3,438
*	Includes short-term capital gains, if any.

U.S. Momentum Factor ETF
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	726,352
Gross Unrealized Appreciation	215,810
Gross Unrealized Depreciation	(18,202)
Net Unrealized Appreciation (Depreciation)	197,608
E.	During the year ended November 30, 2024, the fund purchased $830,939,000 of investment securities and sold $428,817,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $126,190,000 and $146,798,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $11,114,000 and sales were $16,949,000, resulting in net realized loss of $1,176,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2024 Shares (000)	2023 Shares (000)
Issued	3,345	1,615
Issued in Lieu of Cash Distributions	—	—
Redeemed	(960)	(1,170)
Net Increase (Decrease) in Shares Outstanding	2,385	445
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2024, one shareholder was a record or beneficial owner of 45% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.9%)
	Mueller Industries Inc.	28,143	2,273
	Newmont Corp. (XNYS)	35,668	1,496
	Freeport-McMoRan Inc.	33,130	1,464
	UFP Industries Inc.	8,300	1,128
	Steel Dynamics Inc.	4,164	605
	Hawkins Inc.	4,458	600
	Sylvamo Corp.	5,330	492
	Commercial Metals Co.	7,748	478
	Carpenter Technology Corp.	2,341	454
	Reliance Inc.	1,175	378
	Cabot Corp.	1,405	154
*	Magnera Corp.	1,231	25
			9,547
Consumer Discretionary (17.1%)
	Walmart Inc.	28,807	2,665
	PulteGroup Inc.	14,736	1,993
	Booking Holdings Inc.	363	1,888
	DR Horton Inc.	9,970	1,683
	Costco Wholesale Corp.	1,724	1,676
	Target Corp.	12,398	1,640
	General Motors Co.	28,691	1,595
*	Brinker International Inc.	9,958	1,317
	TJX Cos. Inc.	10,443	1,313
	H&R Block Inc.	21,043	1,247
	Perdoceo Education Corp.	45,308	1,244
	PVH Corp.	11,380	1,233
	News Corp. Class B	37,822	1,214
	Steelcase Inc. Class A	69,601	938
	Williams-Sonoma Inc.	5,318	915
*	G-III Apparel Group Ltd.	29,290	868
	Signet Jewelers Ltd.	8,623	864
	Phinia Inc.	15,317	859
	Toll Brothers Inc.	4,821	796
*	Spotify Technology SA	1,607	766
*	Skechers USA Inc. Class A	11,528	736
	Interface Inc.	27,616	733
*	M/I Homes Inc.	4,249	701
*	Cavco Industries Inc.	1,355	697
	MillerKnoll Inc.	27,634	695
*	Adtalem Global Education Inc.	7,392	676
*	SkyWest Inc.	5,773	662
	Macy's Inc.	40,685	661
	Ralph Lauren Corp.	2,856	661
	Academy Sports & Outdoors Inc.	12,403	611
*	Despegar.com Corp.	33,765	604
	Fox Corp. Class A	12,556	592
*	Deckers Outdoor Corp.	2,934	575
*	Taylor Morrison Home Corp.	7,654	565
	Tapestry Inc.	8,948	557
	Caleres Inc.	17,736	551
	Lennar Corp. Class B	3,324	548
	Travel & Leisure Co.	9,816	548
*	United Airlines Holdings Inc.	5,536	536
*	Dorman Products Inc.	3,800	532
	Kontoor Brands Inc.	5,384	494
	Hasbro Inc.	7,529	491
*	NVR Inc.	53	490
*	Expedia Group Inc.	2,625	485
	Murphy USA Inc.	863	473

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Royal Caribbean Cruises Ltd.	1,930	471
	Build-A-Bear Workshop Inc.	12,324	468
	KB Home	5,602	464
*	Urban Outfitters Inc.	9,518	464
*	Hanesbrands Inc.	52,746	459
	Dick's Sporting Goods Inc.	2,172	450
*	Crocs Inc.	4,179	441
*	Alaska Air Group Inc.	8,184	431
	American Eagle Outfitters Inc.	22,324	430
	VF Corp.	21,075	426
	John Wiley & Sons Inc. Class A	8,033	419
*	AutoNation Inc.	2,308	413
*	Abercrombie & Fitch Co. Class A	2,654	397
	Ethan Allen Interiors Inc.	12,906	397
*	Tri Pointe Homes Inc.	8,713	379
*	Under Armour Inc. Class C	42,998	377
*	Stride Inc.	3,494	373
*	frontdoor Inc.	6,347	372
	Shoe Carnival Inc.	10,776	364
	Best Buy Co. Inc.	3,815	343
*	Sally Beauty Holdings Inc.	23,933	333
*	Zumiez Inc.	14,261	315
	Upbound Group Inc.	7,748	266
*	Universal Technical Institute Inc.	10,135	262
	Gap Inc.	10,332	251
	Oxford Industries Inc.	3,000	250
*	Green Brick Partners Inc.	3,432	245
	La-Z-Boy Inc.	5,153	233
	PriceSmart Inc.	2,451	220
	Nordstrom Inc.	9,602	218
	Fox Corp. Class B	4,645	208
*	Amazon.com Inc.	998	207
	Meritage Homes Corp.	1,079	206
*	Burlington Stores Inc.	718	202
	Lennar Corp. Class A	1,146	200
	eBay Inc.	3,059	194
	HNI Corp.	3,430	194
	J Jill Inc.	6,998	193
*	Grand Canyon Education Inc.	1,165	192
	Garmin Ltd.	889	189
	Newell Brands Inc.	19,614	188
*	Liquidity Services Inc.	7,007	179
	TEGNA Inc.	9,471	178
*	BJ's Wholesale Club Holdings Inc.	1,825	176
	BorgWarner Inc. (XNYS)	4,975	171
	Buckle Inc.	3,267	170
	Playtika Holding Corp.	19,987	168
*	SharkNinja Inc.	1,373	138
	Nexstar Media Group Inc.	752	128
	Acushnet Holdings Corp.	1,715	125
	Monarch Casino & Resort Inc.	1,484	125
*	Stagwell Inc.	15,913	125
	Dillard's Inc. Class A	265	117
	Steven Madden Ltd.	2,551	116
	Winnebago Industries Inc.	1,858	109
	Boyd Gaming Corp.	1,228	91
	Strategic Education Inc.	870	86
	Group 1 Automotive Inc.	198	84
*	United Parks & Resorts Inc.	1,296	76
			57,054
Consumer Staples (7.0%)
	Philip Morris International Inc.	23,717	3,156
	Altria Group Inc.	50,172	2,897
	Kroger Co.	37,565	2,294
	McKesson Corp.	3,331	2,094
	Kimberly-Clark Corp.	13,296	1,853
	Ingredion Inc.	7,634	1,125
	Cal-Maine Foods Inc.	11,132	1,087
	Procter & Gamble Co.	4,746	851

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Coca-Cola Consolidated Inc.	527	687
*	Sprouts Farmers Market Inc.	4,360	673
*	Pilgrim's Pride Corp.	12,967	669
	Cencora Inc.	2,280	574
	Flowers Foods Inc.	23,088	522
	Ingles Markets Inc. Class A	7,063	522
	Kenvue Inc.	21,263	512
	Weis Markets Inc.	6,716	489
*	Performance Food Group Co.	5,517	487
	Fresh Del Monte Produce Inc.	13,962	471
	Primo Brands Corp. Class A	16,481	470
	Dole plc	29,278	441
	Tyson Foods Inc. Class A	6,356	410
	SpartanNash Co.	13,948	265
	ACCO Brands Corp.	43,656	254
	Turning Point Brands Inc.	3,562	220
	Casey's General Stores Inc.	414	174
			23,197
Energy (5.1%)
	EOG Resources Inc.	19,357	2,580
	Valero Energy Corp.	11,178	1,555
	Select Water Solutions Inc.	62,244	919
	SunCoke Energy Inc.	55,921	697
	Texas Pacific Land Corp.	387	619
	Magnolia Oil & Gas Corp. Class A	20,204	560
*	MRC Global Inc.	39,739	555
	Diamondback Energy Inc.	3,113	553
*	Newpark Resources Inc.	59,419	497
	Kinetik Holdings Inc.	7,626	450
	Warrior Met Coal Inc.	6,087	428
	Vitesse Energy Inc.	14,769	415
	CONSOL Energy Inc.	3,121	408
	RPC Inc.	63,246	407
*	DNOW Inc.	26,467	398
	World Kinect Corp.	13,068	378
	Coterra Energy Inc.	13,319	356
	Alpha Metallurgical Resources Inc.	1,404	345
	Liberty Energy Inc.	18,487	340
	Cactus Inc. Class A	4,921	338
	TechnipFMC plc	10,235	321
*	ProPetro Holding Corp.	37,555	315
	ConocoPhillips	2,875	312
*	REX American Resources Corp.	7,143	309
	SM Energy Co.	6,538	295
	Devon Energy Corp.	7,473	284
	Chevron Corp.	1,615	262
	California Resources Corp.	4,185	248
*	CNX Resources Corp.	5,912	240
	Murphy Oil Corp.	7,062	229
	Permian resources Corp.	14,635	229
	Chord Energy Corp.	1,555	198
	Northern Oil & Gas Inc.	4,055	176
	Granite Ridge Resources Inc.	23,599	152
*	Gulfport Energy Corp.	799	141
	Peabody Energy Corp.	5,819	139
	Matador Resources Co.	1,189	71
	Berry Corp.	17,245	70
	Marathon Petroleum Corp.	358	56
	Weatherford International plc	629	52
			16,897
Financials (26.9%)
	Wells Fargo & Co.	65,654	5,001
	Bank of New York Mellon Corp.	40,248	3,295
	Aflac Inc.	28,652	3,266
	JPMorgan Chase & Co.	10,070	2,515
	East West Bancorp Inc.	20,973	2,300
	Hartford Financial Services Group Inc.	17,715	2,184
	MGIC Investment Corp.	81,920	2,151
	Citizens Financial Group Inc.	41,116	1,979

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Popular Inc.	19,674	1,955
	Progressive Corp.	7,176	1,929
	OFG Bancorp	41,829	1,900
	American International Group Inc.	23,728	1,824
	Moody's Corp.	3,605	1,802
	OneMain Holdings Inc.	28,795	1,651
	Old Republic International Corp.	37,592	1,465
	SLM Corp.	53,324	1,460
	First BanCorp (XNYS)	70,336	1,455
	Apollo Global Management Inc.	8,178	1,431
	CNO Financial Group Inc.	33,832	1,350
	Amalgamated Financial Corp.	37,162	1,324
	Morgan Stanley	9,868	1,299
	Fifth Third Bancorp	26,841	1,290
	Commerce Bancshares Inc.	16,864	1,244
	International Bancshares Corp.	16,982	1,242
	Pathward Financial Inc.	13,387	1,123
	Employers Holdings Inc.	21,016	1,121
	W R Berkley Corp.	17,001	1,097
	Unum Group	14,072	1,082
	Cboe Global Markets Inc.	4,931	1,064
	Affiliated Managers Group Inc.	5,394	1,012
	Central Pacific Financial Corp.	30,651	978
	Primerica Inc.	3,078	932
	Bank of NT Butterfield & Son Ltd.	24,094	914
	1st Source Corp.	13,809	896
*	NMI Holdings Inc.	22,358	894
	Preferred Bank	9,224	870
	Virtu Financial Inc. Class A	22,404	836
	Lazard Inc.	14,263	828
	Enact Holdings Inc.	23,434	825
	WSFS Financial Corp.	13,674	821
	First Commonwealth Financial Corp.	42,676	804
*	Axos Financial Inc.	9,297	770
	State Street Corp.	7,593	748
*	Genworth Financial Inc.	90,653	707
	Jefferies Financial Group Inc.	8,921	706
	Fidelity National Financial Inc.	11,119	705
	Jackson Financial Inc. Class A	6,867	688
	Equitable Holdings Inc.	13,791	665
	BOK Financial Corp.	5,475	651
	Victory Capital Holdings Inc. Class A	9,376	651
	Radian Group Inc.	17,776	636
	Ameriprise Financial Inc.	1,083	622
	Assured Guaranty Ltd.	6,500	606
	Associated Banc-Corp.	22,553	602
[1]	Fidelis Insurance Holdings Ltd.	29,093	597
	ConnectOne Bancorp Inc.	21,474	591
	Bank of America Corp.	12,009	571
	Banco Latinoamericano de Comercio Exterior SA Class E	16,738	570
	Mercury General Corp.	6,982	551
	Hanmi Financial Corp.	19,897	526
	MetLife Inc.	5,926	523
*	Mr. Cooper Group Inc.	5,296	523
	City Holding Co.	3,902	512
*	Bancorp Inc.	8,689	508
	Synovus Financial Corp.	8,803	502
	BGC Group Inc. Class A	50,871	496
	Brightsphere Investment Group Inc.	15,747	491
	Corebridge Financial Inc.	14,827	480
	S&T Bancorp Inc.	11,050	473
	Westamerica BanCorp	8,246	472
	Ameris Bancorp	6,642	467
	Northern Trust Corp.	3,817	424
	Community Financial System Inc.	6,111	423
	Hancock Whitney Corp.	6,974	414
	First Interstate BancSystem Inc. Class A	11,551	404
	Berkshire Hills Bancorp Inc.	12,998	396
	Globe Life Inc.	3,547	395
	Enterprise Financial Services Corp.	6,066	368

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	QCR Holdings Inc.	3,872	357
	Independent Bank Corp. (XNGS)	4,698	340
	Southside Bancshares Inc.	9,657	339
	RenaissanceRe Holdings Ltd.	1,018	291
	Navient Corp.	17,279	269
	Carlyle Group Inc.	4,938	263
	Simmons First National Corp. Class A	10,447	256
	Veritex Holdings Inc.	8,126	247
*	SiriusPoint Ltd.	15,102	233
	Federal Agricultural Mortgage Corp. Class C	1,013	216
	Cathay General Bancorp	4,116	214
	FB Financial Corp.	3,793	214
	First Merchants Corp.	4,726	207
	CNA Financial Corp.	4,009	202
	Old Second Bancorp Inc.	10,355	193
	Principal Financial Group Inc.	2,192	191
	Citigroup Inc.	2,675	190
	Park National Corp.	939	179
*	Texas Capital Bancshares Inc.	1,951	173
	Northeast Bank	1,575	155
	Cincinnati Financial Corp.	908	145
	BankUnited Inc.	3,112	131
	Raymond James Financial Inc.	768	130
	Travelers Cos. Inc.	444	118
	Axis Capital Holdings Ltd.	1,148	107
	Heritage Financial Corp.	4,024	106
	TriCo Bancshares	2,167	105
	Univest Financial Corp.	2,788	89
	Mercantile Bank Corp.	1,672	84
	Peoples Bancorp Inc.	2,131	75
	First Busey Corp.	2,411	64
			89,726
Health Care (10.8%)
	Gilead Sciences Inc.	29,413	2,723
	HCA Healthcare Inc.	8,229	2,693
	AbbVie Inc.	13,854	2,534
	Bristol-Myers Squibb Co.	36,838	2,181
	Johnson & Johnson	11,610	1,800
	Cigna Group	4,225	1,427
	Cardinal Health Inc.	10,583	1,294
	Merck & Co. Inc.	12,338	1,254
*	United Therapeutics Corp.	3,030	1,122
*	Lantheus Holdings Inc.	7,707	688
	SIGA Technologies Inc.	92,940	677
*	Globus Medical Inc. Class A	7,430	636
	ResMed Inc.	2,546	634
	Premier Inc. Class A	26,885	616
*	Tenet Healthcare Corp.	4,262	608
*	Alkermes plc	20,913	607
*	Amneal Pharmaceuticals Inc.	66,155	547
*	Catalyst Pharmaceuticals Inc.	24,357	537
*	Pediatrix Medical Group Inc.	34,022	509
*	Innoviva Inc.	26,311	500
	Organon & Co.	31,236	496
*	AdaptHealth Corp.	49,028	492
*	Community Health Systems Inc.	140,597	484
*	DaVita Inc.	2,905	483
*	Supernus Pharmaceuticals Inc.	13,007	476
*	Incyte Corp.	6,325	472
*	Medpace Holdings Inc.	1,345	458
*	Exelixis Inc.	12,529	457
	Medtronic plc	5,184	449
*	Omnicell Inc.	9,043	421
*	Owens & Minor Inc.	30,541	411
*	Halozyme Therapeutics Inc.	8,456	407
	Phibro Animal Health Corp. Class A	16,218	379
	Viatris Inc.	28,340	371
*	Hims & Hers Health Inc.	11,339	365
*	Harmony Biosciences Holdings Inc.	10,384	360

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	CareDx Inc.	14,514	356
*	Corcept Therapeutics Inc.	6,073	350
	LeMaitre Vascular Inc.	3,243	347
*	Protagonist Therapeutics Inc.	7,665	336
*	ADMA Biologics Inc.	16,579	333
	Dentsply Sirona Inc.	16,674	328
*	CorVel Corp.	771	282
*	Doximity Inc. Class A	5,127	272
*	Castle Biosciences Inc.	8,954	271
*	Inmode Ltd.	13,856	271
	HealthStream Inc.	8,129	269
	Universal Health Services Inc. Class B	1,274	261
	Embecta Corp.	11,813	246
*	Tactile Systems Technology Inc.	11,463	224
*	Zimvie Inc.	14,521	214
*	Pacira BioSciences Inc.	12,151	205
*	Orthofix Medical Inc.	9,820	192
*	AngioDynamics Inc.	23,991	166
	National HealthCare Corp.	1,304	163
*	Avanos Medical Inc.	6,641	127
*	Inogen Inc.	11,184	109
*	MannKind Corp.	5,319	36
			35,926
Industrials (17.6%)
	American Express Co.	8,955	2,728
	3M Co.	19,527	2,607
*	PayPal Holdings Inc.	29,516	2,561
*	Fiserv Inc.	11,249	2,486
	Lockheed Martin Corp.	3,622	1,917
	Synchrony Financial	27,123	1,831
	FedEx Corp.	5,782	1,750
	Boise Cascade Co.	11,006	1,624
	Owens Corning	7,454	1,533
*	Masterbrand Inc.	85,743	1,483
	Caterpillar Inc.	3,630	1,474
	Trane Technologies plc	3,318	1,381
	CRH plc	12,867	1,316
	Allison Transmission Holdings Inc.	9,175	1,087
	Cintas Corp.	4,721	1,066
	RTX Corp.	8,664	1,056
	Griffon Corp.	12,254	1,033
	Acuity Brands Inc.	2,749	882
*	IES Holdings Inc.	2,691	834
*	Corpay Inc.	2,145	818
	EMCOR Group Inc.	1,482	756
	Matson Inc.	4,802	736
	Louisiana-Pacific Corp.	5,884	695
*	GMS Inc.	6,629	665
	Packaging Corp. of America	2,644	658
	Applied Industrial Technologies Inc.	2,290	629
	Comfort Systems USA Inc.	1,214	599
	REV Group Inc.	18,953	588
	Fidelity National Information Services Inc.	6,868	586
	Deluxe Corp.	25,216	584
*	American Woodmark Corp.	6,353	577
	Snap-on Inc.	1,533	567
	Argan Inc.	3,602	562
*	Mohawk Industries Inc.	4,007	556
	Terex Corp.	10,147	556
[1]	CompoSecure Inc. Class A	34,401	549
*	TopBuild Corp.	1,397	546
	Crane Co.	2,977	542
	United Rentals Inc.	625	541
*	ACI Worldwide Inc.	9,503	540
	Bel Fuse Inc. Class B	6,729	540
	Ryder System Inc.	3,200	540
	Esab Corp.	4,044	522
*	NCR Atleos Corp.	15,788	518
*	Teekay Corp. Ltd.	69,224	511

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Patrick Industries Inc.	3,750	504
*	Kirby Corp.	3,970	502
*	BrightView Holdings Inc.	29,230	500
*	Tutor Perini Corp.	18,291	497
	WESCO International Inc.	2,092	443
	Genco Shipping & Trading Ltd.	24,460	388
*	DXP Enterprises Inc.	5,134	376
	Ardmore Shipping Corp.	32,943	368
*	Gibraltar Industries Inc.	4,951	359
*	Builders FirstSource Inc.	1,900	354
	Parker-Hannifin Corp.	499	351
	AZZ Inc.	3,750	349
	Brink's Co.	3,570	345
	Eagle Materials Inc.	1,112	343
	Silgan Holdings Inc.	5,542	319
*	Itron Inc.	2,638	313
	Apogee Enterprises Inc.	3,687	310
	Moog Inc. Class A	1,348	298
	Crown Holdings Inc.	3,167	292
*	Sterling Infrastructure Inc.	1,491	290
	Heidrick & Struggles International Inc.	6,067	280
	Valmont Industries Inc.	789	274
	Scorpio Tankers Inc.	5,190	263
	DHT Holdings Inc.	27,573	260
	International Seaways Inc.	6,611	258
	Graphic Packaging Holding Co.	8,394	253
	Barrett Business Services Inc.	5,560	239
	Carlisle Cos. Inc.	493	225
	Preformed Line Products Co.	1,622	221
	LSI Industries Inc.	10,048	205
*	Payoneer Global Inc.	18,506	202
	Teekay Tankers Ltd. Class A	4,632	186
	ICF International Inc.	1,337	185
	Western Union Co.	14,613	161
	Covenant Logistics Group Inc.	2,731	159
	Quanex Building Products Corp.	5,320	158
	CRA International Inc.	730	142
	Veralto Corp.	1,317	142
*	Proto Labs Inc.	2,794	115
*	WEX Inc.	602	114
	Kforce Inc.	1,868	112
	Mesa Laboratories Inc.	902	106
	Enerpac Tool Group Corp.	2,122	102
	Wabash National Corp.	5,025	100
	Ardagh Metal Packaging SA	27,227	100
	Kennametal Inc.	3,281	94
	Booz Allen Hamilton Holding Corp.	619	92
	ADT Inc.	9,890	75
*	Cross Country Healthcare Inc.	6,466	70
	Ennis Inc.	3,225	69
	Safe Bulkers Inc.	13,659	53
			58,646
Real Estate (0.4%)
	Newmark Group Inc. Class A	42,522	658
*	CBRE Group Inc. Class A	2,322	325
*	GEO Group Inc.	9,838	281
			1,264
Technology (8.6%)
	Meta Platforms Inc. Class A	4,257	2,445
	QUALCOMM Inc.	14,212	2,253
	Alphabet Inc. Class C	11,286	1,924
	International Business Machines Corp.	8,161	1,856
	NVIDIA Corp.	11,276	1,559
	Alphabet Inc. Class A	8,858	1,497
	KLA Corp.	1,421	919
	Jabil Inc.	6,016	817
	Dell Technologies Inc. Class C	5,820	743
*	Kyndryl Holdings Inc.	20,702	719
	Leidos Holdings Inc.	3,595	595

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	HP Inc.	15,755	558
	Gen Digital Inc. (XNGS)	17,240	532
*	Insight Enterprises Inc.	3,361	526
*	Cirrus Logic Inc.	5,022	524
	NetApp Inc.	4,143	508
	Amkor Technology Inc.	19,090	505
*	Photronics Inc.	20,206	503
*	Daktronics Inc.	31,638	487
*	ScanSource Inc.	9,494	479
*	DXC Technology Co.	20,689	465
*	CommVault Systems Inc.	2,668	458
*	Diebold Nixdorf Inc.	9,753	451
*	ePlus Inc.	5,307	429
*	Vertex Inc. Class A	7,782	422
	PC Connection Inc.	5,484	398
*	AvePoint Inc.	22,393	395
*	Pure Storage Inc. Class A	7,055	374
	Cognizant Technology Solutions Corp. Class A	4,625	372
*	OneSpan Inc.	19,871	360
	Clear Secure Inc. Class A	13,907	360
*	Sanmina Corp.	4,391	349
	Adeia Inc.	27,647	335
	Hewlett Packard Enterprise Co.	15,604	331
*	Grindr Inc.	21,263	321
	Benchmark Electronics Inc.	6,139	298
	Amdocs Ltd.	3,265	283
*	NetScout Systems Inc.	12,077	264
*	RingCentral Inc. Class A	6,799	256
*	Arrow Electronics Inc.	1,939	233
	Skyworks Solutions Inc.	2,647	232
*	Match Group Inc.	6,719	220
*	DoorDash Inc. Class A	1,074	194
*	CACI International Inc. Class A	381	175
	Monolithic Power Systems Inc.	309	175
*	Vimeo Inc.	20,555	134
	CTS Corp.	2,178	120
	A10 Networks Inc.	5,179	88
*	F5 Inc.	308	77
*	Maplebear Inc.	1,485	65
*	Fortinet Inc.	421	40
	Hackett Group Inc.	609	19
			28,642
Telecommunications (3.3%)
	AT&T Inc.	117,561	2,723
	T-Mobile US Inc.	10,693	2,641
	Verizon Communications Inc.	52,054	2,308
	Motorola Solutions Inc.	1,932	966
	IDT Corp. Class B	12,285	634
*	NETGEAR Inc.	18,225	448
	Spok Holdings Inc.	24,783	407
*	Liberty Latin America Ltd. Class C	54,310	375
	InterDigital Inc.	1,533	300
*	Liberty Latin America Ltd. Class A	31,027	216
			11,018
Total Common Stocks (Cost $259,361)			331,917

U.S. Multifactor ETF
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $883)	8,826	883
Total Investments (100.0%) (Cost $260,244)			332,800
Other Assets and Liabilities—Net (0.0%)			56
Net Assets (100%)			332,856
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $893,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $955,000 was received for securities on loan, of which $321,000 is held in Vanguard Market Liquidity Fund and $634,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	December 2024	18	545	32

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $259,361)	331,917
Affiliated Issuers (Cost $883)	883
Total Investments in Securities	332,800
Investment in Vanguard	8
Cash	634
Cash Collateral Pledged—Futures Contracts	28
Receivables for Accrued Income	364
Variation Margin Receivable—Futures Contracts	3
Total Assets	333,837
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	2
Collateral for Securities on Loan	955
Payables to Vanguard	23
Total Liabilities	981
Net Assets	332,856
1 Includes $893,000 of securities on loan.
At November 30, 2024, net assets consisted of:

Paid-in Capital	280,752
Total Distributable Earnings (Loss)	52,104
Net Assets	332,856

Net Assets
Applicable to 2,365,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	332,856
Net Asset Value Per Share	$140.74

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Dividends[1]	4,895
Interest[2]	45
Securities Lending—Net	—
Total Income	4,940
Expenses
The Vanguard Group—Note B
Investment Advisory Services	74
Management and Administrative	307
Marketing and Distribution	13
Custodian Fees	2
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	36
Trustees’ Fees and Expenses	—
Other Expenses	15
Total Expenses	478
Expenses Paid Indirectly	(2)
Net Expenses	476
Net Investment Income	4,464
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	22,708
Futures Contracts	178
Realized Net Gain (Loss)	22,886
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	49,452
Futures Contracts	17
Change in Unrealized Appreciation (Depreciation)	49,469
Net Increase (Decrease) in Net Assets Resulting from Operations	76,819
1	Dividends are net of foreign withholding taxes of $20,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $41,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $18,903,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,464	3,571
Realized Net Gain (Loss)	22,886	5,465
Change in Unrealized Appreciation (Depreciation)	49,469	(2,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	76,819	6,507
Distributions
Total Distributions	(4,261)	(3,596)
Capital Share Transactions
Issued	113,427	52,488
Issued in Lieu of Cash Distributions	—	—
Redeemed	(47,225)	(31,560)
Net Increase (Decrease) from Capital Share Transactions	66,202	20,928
Total Increase (Decrease)	138,760	23,839
Net Assets
Beginning of Period	194,096	170,257
End of Period	332,856	194,096

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$106.35	$105.10	$103.55	$79.93	$79.60
Investment Operations
Net Investment Income[1]	2.094	2.111	2.188	1.534	1.191
Net Realized and Unrealized Gain (Loss) on Investments	34.345	1.295	1.467	23.442	.372
Total from Investment Operations	36.439	3.406	3.655	24.976	1.563
Distributions
Dividends from Net Investment Income	(2.049)	(2.156)	(2.105)	(1.356)	(1.233)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.049)	(2.156)	(2.105)	(1.356)	(1.233)
Net Asset Value, End of Period	$140.74	$106.35	$105.10	$103.55	$79.93
Total Return	34.57%	3.42%	3.73%	31.43%	2.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$333	$194	$170	$110	$62
Ratio of Total Expenses to Average Net Assets	0.18%[2]	0.18%	0.18%[2]	0.18%	0.19%[2]
Ratio of Net Investment Income to Average Net Assets	1.69%	2.07%	2.21%	1.56%	1.66%
Portfolio Turnover Rate[3]	50%	37%	33%	75%	95%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Notes to Financial Statements
Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Multifactor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $8,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	18,903
Total Distributable Earnings (Loss)	(18,903)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	875
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	72,556
Capital Loss Carryforwards	(21,327)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	52,104
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	4,261	3,596
Long-Term Capital Gains	—	—
Total	4,261	3,596
*	Includes short-term capital gains, if any.

U.S. Multifactor ETF
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	260,244
Gross Unrealized Appreciation	77,365
Gross Unrealized Depreciation	(4,809)
Net Unrealized Appreciation (Depreciation)	72,556
F.	During the year ended November 30, 2024, the fund purchased $223,884,000 of investment securities and sold $131,550,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $21,471,000 and $47,223,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $5,820,000 and sales were $2,761,000, resulting in net realized loss of $97,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2024 Shares (000)	2023 Shares (000)
Issued	925	515
Issued in Lieu of Cash Distributions	—	—
Redeemed	(385)	(310)
Net Increase (Decrease) in Shares Outstanding	540	205
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2024, one shareholder was a record or beneficial owner of 32% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (3.2%)
	Ecolab Inc.	24,858	6,184
	Fastenal Co.	30,732	2,568
	UFP Industries Inc.	9,956	1,353
	Avery Dennison Corp.	6,559	1,351
	Mueller Industries Inc.	8,474	684
	Hawkins Inc.	3,922	528
	Sylvamo Corp.	5,475	505
	Innospec Inc.	2,484	295
	Steel Dynamics Inc.	1,882	273
	Olin Corp.	5,947	253
			13,994
Consumer Discretionary (22.2%)
	NIKE Inc. Class B	106,064	8,355
	Target Corp.	61,142	8,090
	Walmart Inc.	85,426	7,902
	TJX Cos. Inc.	59,068	7,424
*	Amazon.com Inc.	26,494	5,508
	Costco Wholesale Corp.	5,067	4,924
*	Netflix Inc.	3,865	3,427
*	Expedia Group Inc.	10,156	1,875
	Ralph Lauren Corp.	8,103	1,875
	Best Buy Co. Inc.	19,480	1,753
	Pool Corp.	4,482	1,690
*	Deckers Outdoor Corp.	8,250	1,617
*	Mattel Inc.	83,533	1,589
*	Abercrombie & Fitch Co. Class A	10,106	1,513
*	Lululemon Athletica Inc.	4,534	1,454
	Macy's Inc.	86,120	1,399
	Dick's Sporting Goods Inc.	6,631	1,374
	John Wiley & Sons Inc. Class A	26,249	1,370
*	Grand Canyon Education Inc.	8,009	1,318
	Electronic Arts Inc.	7,931	1,298
*	BJ's Wholesale Club Holdings Inc.	12,905	1,243
	Estee Lauder Cos. Inc. Class A	16,015	1,155
	BorgWarner Inc. (XNYS)	33,282	1,142
	eBay Inc.	17,931	1,135
	Build-A-Bear Workshop Inc.	27,882	1,059
*	Skechers USA Inc. Class A	15,888	1,014
	American Eagle Outfitters Inc.	51,386	989
*	Ulta Beauty Inc.	2,423	937
	Rollins Inc.	18,594	936
	Hasbro Inc.	13,965	910
*	Coupang Inc.	34,886	885
*	Crocs Inc.	8,260	872
*	YETI Holdings Inc.	21,388	863
*	NVR Inc.	88	813
	Steven Madden Ltd.	16,970	773
	Genuine Parts Co.	6,067	769
	PVH Corp.	6,873	745
	Interface Inc.	25,793	685
	Newell Brands Inc.	67,700	649
	Polaris Inc.	9,359	646
*	Chegg Inc.	301,020	635
	Perdoceo Education Corp.	22,416	615
	Steelcase Inc. Class A	43,559	587
	HNI Corp.	9,598	544
*	G-III Apparel Group Ltd.	17,406	516
	Buckle Inc.	9,824	512
*	SharkNinja Inc.	5,091	512

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Stitch Fix Inc. Class A	106,889	509
*	Rush Street Interactive Inc.	31,938	460
*	Spotify Technology SA	961	458
*	Sonos Inc.	31,456	428
	LCI Industries	3,399	411
	Caleres Inc.	13,075	406
	Monarch Casino & Resort Inc.	4,814	404
	La-Z-Boy Inc.	8,751	396
*	ODP Corp.	14,772	379
*	Under Armour Inc. Class A	37,948	368
	New York Times Co. Class A	6,758	367
*	Genesco Inc.	10,783	362
*	Thryv Holdings Inc.	22,738	360
	PriceSmart Inc.	3,780	339
	Ross Stores Inc.	2,172	336
	MillerKnoll Inc.	13,080	329
*	National Vision Holdings Inc.	25,194	305
	Ethan Allen Interiors Inc.	9,850	303
*	Arlo Technologies Inc.	26,385	296
	Monro Inc.	9,950	280
*	Foot Locker Inc.	10,438	262
	Murphy USA Inc.	466	255
*	Universal Technical Institute Inc.	9,286	240
	Cricut Inc. Class A	44,057	229
*	TripAdvisor Inc.	14,477	207
	Haverty Furniture Cos. Inc.	7,547	178
*	Liquidity Services Inc.	6,764	173
*	Udemy Inc.	16,403	131
	Booking Holdings Inc.	24	125
*	GoPro Inc. Class A	92,397	114
*	Duolingo Inc.	322	112
			97,418
Consumer Staples (8.2%)
	Kimberly-Clark Corp.	61,508	8,571
	PepsiCo Inc.	44,231	7,230
	Flowers Foods Inc.	120,946	2,736
	Kroger Co.	32,054	1,958
	Kenvue Inc.	64,537	1,554
	Coca-Cola Consolidated Inc.	945	1,233
	Hershey Co.	6,623	1,167
	Ingredion Inc.	7,153	1,054
*	Monster Beverage Corp.	18,565	1,023
	Church & Dwight Co. Inc.	8,745	963
	Nu Skin Enterprises Inc. Class A	122,258	892
*	Boston Beer Co. Inc. Class A	2,792	883
	WD-40 Co.	3,099	859
	Casey's General Stores Inc.	1,957	824
	General Mills Inc.	10,420	690
	National Beverage Corp.	13,136	649
	Cencora Inc.	2,438	613
	Primo Brands Corp. Class A	17,899	510
*	Vita Coco Co. Inc.	12,795	455
*	Performance Food Group Co.	4,920	434
	Lancaster Colony Corp.	2,219	412
*	Honest Co. Inc.	49,057	407
	SpartanNash Co.	17,517	332
	Procter & Gamble Co.	1,474	264
	Ingles Markets Inc. Class A	2,822	209
	ACCO Brands Corp.	33,824	197
			36,119
Energy (3.3%)
	EOG Resources Inc.	36,764	4,899
	Texas Pacific Land Corp.	910	1,456
	Weatherford International plc	15,105	1,243
	Patterson-UTI Energy Inc.	127,396	1,070
*	Tidewater Inc.	20,321	1,051
	TechnipFMC plc	27,376	859
	Murphy Oil Corp.	22,609	734
	Marathon Petroleum Corp.	3,550	554

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	CONSOL Energy Inc.	4,077	533
*	MRC Global Inc.	32,367	452
	Solaris Energy Infrastructure Inc.	13,390	330
*	ProPetro Holding Corp.	37,589	316
	Select Water Solutions Inc.	18,686	276
*	TETRA Technologies Inc.	68,484	264
	SM Energy Co.	3,667	166
	Alpha Metallurgical Resources Inc.	647	159
	SunCoke Energy Inc.	12,059	150
*	Oceaneering International Inc.	4,661	140
			14,652
Financials (13.1%)
	Equitable Holdings Inc.	57,584	2,777
	Ameriprise Financial Inc.	4,734	2,717
	State Street Corp.	24,098	2,374
	SLM Corp.	82,620	2,262
	Primerica Inc.	7,270	2,201
*	Axos Financial Inc.	23,422	1,941
	Pathward Financial Inc.	21,888	1,836
	CNO Financial Group Inc.	44,545	1,777
	First BanCorp (XNYS)	80,968	1,674
	Northern Trust Corp.	14,540	1,616
	Bread Financial Holdings Inc.	27,222	1,601
*	Bancorp Inc.	27,109	1,584
	Broadridge Financial Solutions Inc.	6,514	1,537
	WSFS Financial Corp.	24,484	1,470
	Globe Life Inc.	12,442	1,384
	OFG Bancorp	30,006	1,363
	Zions Bancorp NA	21,630	1,309
	Aflac Inc.	10,611	1,210
	Jackson Financial Inc. Class A	12,071	1,209
	Popular Inc.	12,157	1,208
	American International Group Inc.	15,475	1,190
	Hartford Financial Services Group Inc.	8,821	1,088
	Bank of NT Butterfield & Son Ltd.	27,974	1,061
	Citizens Financial Group Inc.	21,348	1,028
	Voya Financial Inc.	10,839	900
	PJT Partners Inc. Class A	5,372	899
	Commerce Bancshares Inc.	11,947	881
	City Holding Co.	5,781	759
*	Palomar Holdings Inc.	6,571	712
*	NMI Holdings Inc.	16,581	663
	BOK Financial Corp.	5,496	653
	Radian Group Inc.	17,692	633
	Aon plc Class A (XNYS)	1,542	604
	Independent Bank Corp. (XNGS)	8,243	597
	Westamerica BanCorp	9,956	570
*	Customers Bancorp Inc.	9,692	547
	Central Pacific Financial Corp.	16,488	526
	Cathay General Bancorp	9,950	518
	Universal Insurance Holdings Inc.	19,192	434
	Community Financial System Inc.	6,229	431
*	Texas Capital Bancshares Inc.	4,858	430
	First Horizon Corp.	20,064	424
	AMERISAFE Inc.	6,974	412
*	Markel Group Inc.	229	408
	Unum Group	5,192	399
	MGIC Investment Corp.	15,046	395
	Berkshire Hills Bancorp Inc.	12,840	391
	Regions Financial Corp.	13,793	376
	SEI Investments Co.	4,387	362
	Willis Towers Watson plc	1,047	337
	Old Republic International Corp.	8,541	333
	Virtus Investment Partners Inc.	1,334	329
	Amalgamated Financial Corp.	8,550	305
	Diamond Hill Investment Group Inc.	1,840	304
*	Genworth Financial Inc.	36,368	284
	Moody's Corp.	558	279
	Cboe Global Markets Inc.	1,289	278

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Southside Bancshares Inc.	7,794	274
	Enact Holdings Inc.	7,463	263
	Artisan Partners Asset Management Inc. Class A	5,158	252
[1]	Fidelis Insurance Holdings Ltd.	12,078	248
	MarketAxess Holdings Inc.	950	246
	Hanmi Financial Corp.	5,890	156
	Lakeland Financial Corp.	1,494	110
*	Brighthouse Financial Inc.	1,746	91
			57,430
Health Care (9.9%)
	Gilead Sciences Inc.	99,740	9,234
	Merck & Co. Inc.	70,701	7,186
	Johnson & Johnson	15,063	2,335
*	IDEXX Laboratories Inc.	5,088	2,146
*	Alkermes plc	73,127	2,122
*	Medpace Holdings Inc.	3,858	1,314
*	United Therapeutics Corp.	3,519	1,304
*	Lantheus Holdings Inc.	13,412	1,197
	Agilent Technologies Inc.	8,659	1,195
	Chemed Corp.	1,977	1,132
*	Penumbra Inc.	4,635	1,131
*	Illumina Inc.	7,753	1,118
	ResMed Inc.	4,298	1,070
*	DexCom Inc.	13,482	1,051
*	Incyte Corp.	12,650	944
	Dentsply Sirona Inc.	42,539	836
*	Teladoc Health Inc.	68,560	821
	Eli Lilly & Co.	1,024	814
*	Masimo Corp.	4,395	758
*	CorVel Corp.	1,935	707
*	Option Care Health Inc.	28,720	684
*	Pacira BioSciences Inc.	28,560	483
	Patterson Cos. Inc.	21,594	464
*	ACADIA Pharmaceuticals Inc.	26,501	432
*	Supernus Pharmaceuticals Inc.	10,897	399
*	Owens & Minor Inc.	27,220	367
*	10X Genomics Inc. Class A	20,433	325
*	MiMedx Group Inc.	34,216	316
*	Harmony Biosciences Holdings Inc.	7,646	265
*	ANI Pharmaceuticals Inc.	4,404	252
*	CareDx Inc.	8,742	215
*	Organogenesis Holdings Inc.	50,197	194
*	Catalyst Pharmaceuticals Inc.	7,553	167
*	Tactile Systems Technology Inc.	6,485	127
*	AngioDynamics Inc.	15,430	107
*	Molina Healthcare Inc.	243	72
			43,284
Industrials (22.1%)
	3M Co.	61,324	8,189
	Cintas Corp.	30,508	6,888
	American Express Co.	20,167	6,145
*	PayPal Holdings Inc.	65,838	5,713
	Trane Technologies plc	11,093	4,617
	Acuity Brands Inc.	7,676	2,462
	CH Robinson Worldwide Inc.	21,888	2,311
	Paychex Inc.	15,021	2,197
	RPM International Inc.	15,516	2,153
	Robert Half Inc.	26,250	1,959
	Landstar System Inc.	10,512	1,954
	MSC Industrial Direct Co. Inc. Class A	22,588	1,940
	Donaldson Co. Inc.	24,023	1,875
*	Builders FirstSource Inc.	9,051	1,688
	WW Grainger Inc.	1,322	1,593
	Louisiana-Pacific Corp.	12,285	1,452
	Synchrony Financial	21,476	1,450
	Valmont Industries Inc.	3,913	1,361
	Rockwell Automation Inc.	4,482	1,323
	Apogee Enterprises Inc.	15,545	1,309
	Simpson Manufacturing Co. Inc.	6,896	1,299

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Toro Co.	14,357	1,250
	Caterpillar Inc.	2,986	1,213
	Applied Industrial Technologies Inc.	4,227	1,161
	PPG Industries Inc.	9,067	1,128
	MSA Safety Inc.	6,454	1,122
	Lincoln Electric Holdings Inc.	4,636	1,013
*	IES Holdings Inc.	2,977	922
	A O Smith Corp.	12,369	921
	CSW Industrials Inc.	1,882	795
	Barrett Business Services Inc.	18,428	791
	Kforce Inc.	12,764	766
*	Blue Bird Corp.	18,523	753
	Enerpac Tool Group Corp.	15,529	749
*	Legalzoom.com Inc.	94,480	749
	Automatic Data Processing Inc.	2,366	726
*	FTI Consulting Inc.	3,583	726
	Maximus Inc.	9,563	712
	Advanced Drainage Systems Inc.	5,154	697
	Mastercard Inc. Class A	1,279	682
	Jack Henry & Associates Inc.	3,719	655
*	Masterbrand Inc.	37,601	651
*	AZEK Co. Inc.	12,010	638
*	ExlService Holdings Inc.	13,385	621
*	GMS Inc.	6,138	616
*	TopBuild Corp.	1,538	601
	Cummins Inc.	1,536	576
	Atkore Inc.	5,927	559
	Franklin Electric Co. Inc.	5,069	549
	Ferguson Enterprises Inc.	2,507	541
*	Teekay Corp. Ltd.	72,366	534
	Bel Fuse Inc. Class B	6,370	511
	Kadant Inc.	1,236	510
	Fortune Brands Innovations Inc.	6,152	482
	WESCO International Inc.	2,241	474
	Comfort Systems USA Inc.	931	459
*	Franklin Covey Co.	12,506	455
*	Sterling Infrastructure Inc.	2,341	455
	Old Dominion Freight Line Inc.	1,968	443
*	Proto Labs Inc.	9,564	394
	BWX Technologies Inc.	3,003	393
*	Cross Country Healthcare Inc.	34,900	376
	Carlisle Cos. Inc.	811	370
	Expeditors International of Washington Inc.	2,986	363
	ManpowerGroup Inc.	5,576	359
*	Donnelley Financial Solutions Inc.	5,769	348
	AptarGroup Inc.	1,943	336
	Graco Inc.	3,655	333
	EMCOR Group Inc.	644	329
	Veralto Corp.	2,935	318
	Cadre Holdings Inc.	8,825	295
	Badger Meter Inc.	1,330	288
*	Upwork Inc.	16,149	274
	Powell Industries Inc.	1,017	272
*	WNS Holdings Ltd.	5,003	271
*	ASGN Inc.	2,950	270
	Scorpio Tankers Inc.	5,255	266
*	JELD-WEN Holding Inc.	24,233	264
	Wabash National Corp.	13,154	261
*	Trex Co. Inc.	3,457	259
*	AeroVironment Inc.	1,271	247
	CRA International Inc.	1,266	247
	Dorian LPG Ltd.	9,743	238
	Napco Security Technologies Inc.	5,622	221
	Snap-on Inc.	546	202
	Standex International Corp.	887	184
	REV Group Inc.	5,662	176
	ICF International Inc.	1,172	162
*	Target Hospitality Corp.	18,683	155
	Boise Cascade Co.	959	142
*	Generac Holdings Inc.	740	139

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	LSI Industries Inc.	6,770	138
	Hyster-Yale Inc.	2,371	133
	Teekay Tankers Ltd. Class A	3,080	124
*	TrueBlue Inc.	16,189	122
	Crane NXT Co.	1,742	109
	Mesa Laboratories Inc.	913	107
	TriNet Group Inc.	817	76
			96,645
Technology (17.1%)
	Apple Inc.	34,733	8,243
	Lam Research Corp.	96,337	7,117
	QUALCOMM Inc.	44,180	7,004
	KLA Corp.	10,264	6,641
*	Adobe Inc.	12,310	6,351
*	Autodesk Inc.	15,773	4,604
	Meta Platforms Inc. Class A	7,850	4,508
	NetApp Inc.	15,948	1,956
	Vertiv Holdings Co. Class A	15,100	1,927
*	CommVault Systems Inc.	11,223	1,926
*	Kyndryl Holdings Inc.	47,413	1,646
*	Teradata Corp.	49,329	1,524
*	Gartner Inc.	2,693	1,395
*	Manhattan Associates Inc.	4,593	1,311
*	Cadence Design Systems Inc.	4,048	1,242
*	Qualys Inc.	7,769	1,193
*	Appfolio Inc. Class A	4,001	1,015
	Applied Materials Inc.	5,807	1,015
	NVIDIA Corp.	6,562	907
	Monolithic Power Systems Inc.	1,389	788
	Pegasystems Inc.	7,959	756
*	DXC Technology Co.	31,635	712
*	Cirrus Logic Inc.	6,684	698
	Hackett Group Inc.	21,087	661
*	Pure Storage Inc. Class A	12,447	660
*	F5 Inc.	2,617	655
	Clear Secure Inc. Class A	25,311	655
	Alphabet Inc. Class A	3,811	644
*	Gitlab Inc. Class A	9,881	630
*	Photronics Inc.	24,750	617
	A10 Networks Inc.	34,044	580
*	Yelp Inc.	14,597	558
	Jabil Inc.	3,976	540
	CSG Systems International Inc.	9,735	534
*	Cargurus Inc.	13,264	502
*	Pinterest Inc. Class A	12,693	385
*	Yext Inc.	40,015	331
	Teradyne Inc.	2,938	323
*	Daktronics Inc.	19,366	298
	PC Connection Inc.	3,853	280
*	Fortinet Inc.	2,808	267
	CDW Corp.	1,491	262
	Paycom Software Inc.	1,114	258
*	NerdWallet Inc. Class A	16,571	232
*	EverQuote Inc. Class A	11,892	228
	CTS Corp.	3,682	202
			74,781
Telecommunications (0.6%)
	IDT Corp. Class B	16,292	841
*	Extreme Networks Inc.	44,495	739
*	Roku Inc.	10,200	704
*	Xperi Inc.	29,585	280
			2,564
Total Common Stocks (Cost $357,069)			436,887

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $867)	8,672	867
Total Investments (99.9%) (Cost $357,936)			437,754
Other Assets and Liabilities—Net (0.1%)			456
Net Assets (100%)			438,210
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $77,000 was received for securities on loan, of which less than $1,000 is held in Vanguard Market Liquidity Fund and $77,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	1	303	17
Micro E-mini S&P 500 Index	December 2024	13	393	23
				40

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $357,069)	436,887
Affiliated Issuers (Cost $867)	867
Total Investments in Securities	437,754
Investment in Vanguard	11
Cash	78
Cash Collateral Pledged—Futures Contracts	35
Receivables for Accrued Income	430
Variation Margin Receivable—Futures Contracts	4
Total Assets	438,312
Liabilities
Payables for Investment Securities Purchased	2
Collateral for Securities on Loan	77
Payables to Vanguard	23
Total Liabilities	102
Net Assets	438,210
1 Includes $72,000 of securities on loan.
At November 30, 2024, net assets consisted of:

Paid-in Capital	378,955
Total Distributable Earnings (Loss)	59,255
Net Assets	438,210

Net Assets
Applicable to 2,940,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	438,210
Net Asset Value Per Share	$149.05

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Dividends[1]	4,937
Interest[2]	54
Securities Lending—Net	—
Total Income	4,991
Expenses
The Vanguard Group—Note B
Investment Advisory Services	94
Management and Administrative	245
Marketing and Distribution	16
Custodian Fees	2
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	40
Trustees’ Fees and Expenses	—
Other Expenses	15
Total Expenses	443
Expenses Paid Indirectly	(2)
Net Expenses	441
Net Investment Income	4,550
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	14,434
Futures Contracts	212
Realized Net Gain (Loss)	14,646
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	61,456
Futures Contracts	25
Change in Unrealized Appreciation (Depreciation)	61,481
Net Increase (Decrease) in Net Assets Resulting from Operations	80,677
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $47,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $13,672,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,550	3,648
Realized Net Gain (Loss)	14,646	10,852
Change in Unrealized Appreciation (Depreciation)	61,481	496
Net Increase (Decrease) in Net Assets Resulting from Operations	80,677	14,996
Distributions
Total Distributions	(4,552)	(3,512)
Capital Share Transactions
Issued	144,810	74,318
Issued in Lieu of Cash Distributions	—	—
Redeemed	(26,451)	(48,124)
Net Increase (Decrease) from Capital Share Transactions	118,359	26,194
Total Increase (Decrease)	194,484	37,678
Net Assets
Beginning of Period	243,726	206,048
End of Period	438,210	243,726

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$117.74	$111.98	$122.20	$94.79	$84.21
Investment Operations
Net Investment Income[1]	1.809	1.818	1.562	1.403	1.291
Net Realized and Unrealized Gain (Loss) on Investments	31.358	5.667	(10.356)	27.292	10.428
Total from Investment Operations	33.167	7.485	(8.794)	28.695	11.719
Distributions
Dividends from Net Investment Income	(1.857)	(1.725)	(1.426)	(1.285)	(1.139)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.857)	(1.725)	(1.426)	(1.285)	(1.139)
Net Asset Value, End of Period	$149.05	$117.74	$111.98	$122.20	$94.79
Total Return	28.35%	6.84%	-7.15%	30.42%	14.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$438	$244	$206	$144	$55
Ratio of Total Expenses to Average Net Assets	0.13%[2]	0.13%[2]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.64%	1.43%	1.21%	1.59%
Portfolio Turnover Rate	44%[3]	55%[3]	49%[3]	56%[3]	58%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Notes to Financial Statements
Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Quality Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $11,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	13,672
Total Distributable Earnings (Loss)	(13,672)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	755
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	79,818
Capital Loss Carryforwards	(21,318)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	59,255

U.S. Quality Factor ETF
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	4,552	3,512
Long-Term Capital Gains	—	—
Total	4,552	3,512
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	357,936
Gross Unrealized Appreciation	90,926
Gross Unrealized Depreciation	(11,108)
Net Unrealized Appreciation (Depreciation)	79,818
F.	During the year ended November 30, 2024, the fund purchased $294,773,000 of investment securities and sold $149,791,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $26,375,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $2,532,000 and sales were $1,783,000, resulting in net realized gain of $392,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2024 Shares (000)	2023 Shares (000)
Issued	1,070	665
Issued in Lieu of Cash Distributions	—	—
Redeemed	(200)	(435)
Net Increase (Decrease) in Shares Outstanding	870	230
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2024, one shareholder was a record or beneficial owner of 46% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (5.3%)
	Newmont Corp. (XNYS)	84,842	3,558
	Freeport-McMoRan Inc.	66,540	2,941
	Nucor Corp.	17,466	2,702
	LyondellBasell Industries NV Class A	23,928	1,994
	Mueller Industries Inc.	22,870	1,847
	Mosaic Co.	67,427	1,784
*	SSR Mining Inc. (XTSE)	290,777	1,689
	Commercial Metals Co.	26,828	1,655
	AdvanSix Inc.	45,723	1,485
	CF Industries Holdings Inc.	16,415	1,472
	Koppers Holdings Inc.	37,641	1,448
	Sylvamo Corp.	14,055	1,297
	Tronox Holdings plc	105,597	1,278
*	Ecovyst Inc.	158,499	1,260
	Celanese Corp.	16,859	1,234
	Ryerson Holding Corp.	47,054	1,209
	Steel Dynamics Inc.	8,301	1,206
*	Metallus Inc.	67,121	1,119
*	Cleveland-Cliffs Inc.	78,817	981
	Olin Corp.	22,535	960
	Orion SA	49,577	913
	UFP Industries Inc.	6,600	897
	Ashland Inc.	10,842	846
*	Constellium SE	68,753	843
	Olympic Steel Inc.	19,317	817
*	Clearwater Paper Corp.	29,053	788
	Mativ Holdings Inc.	50,790	668
	Timken Co.	8,578	664
	Eastman Chemical Co.	6,192	648
*	LSB Industries Inc.	72,953	644
	Minerals Technologies Inc.	7,527	614
*	Rayonier Advanced Materials Inc.	69,296	610
	FutureFuel Corp.	81,212	423
	Kaiser Aluminum Corp.	4,744	386
	FMC Corp.	6,028	356
	Stepan Co.	3,739	287
*	Magnera Corp.	12,088	248
*	Intrepid Potash Inc.	8,506	231
	Element Solutions Inc.	7,626	219
	International Paper Co.	3,512	207
	Reliance Inc.	562	181
			44,609
Consumer Discretionary (15.0%)
	General Motors Co.	135,998	7,560
	Ford Motor Co.	499,363	5,558
	Walt Disney Co.	32,373	3,803
	Fox Corp. Class B	65,670	2,937
	Perdoceo Education Corp.	98,945	2,716
*	United Airlines Holdings Inc.	24,747	2,396
	Target Corp.	17,273	2,285
	DR Horton Inc.	12,574	2,122
*	Alaska Air Group Inc.	39,984	2,103
*	AutoZone Inc.	651	2,063
	Travel & Leisure Co.	35,649	1,992
	Delta Air Lines Inc.	30,874	1,970
	BorgWarner Inc. (XNYS)	54,459	1,869
	TEGNA Inc.	96,844	1,818
	Macy's Inc.	110,348	1,792
	PVH Corp.	16,305	1,767

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Carnival Corp.	67,811	1,724
	Whirlpool Corp.	14,980	1,669
*	Helen of Troy Ltd.	22,696	1,664
	Boyd Gaming Corp.	22,031	1,627
	Bath & Body Works Inc.	43,892	1,591
*	Tri Pointe Homes Inc.	36,197	1,576
	KB Home	18,998	1,572
	Leggett & Platt Inc.	124,183	1,563
	U-Haul Holding Co.	23,684	1,479
	Lennar Corp. Class B	8,639	1,424
*	M/I Homes Inc.	8,549	1,411
*	Chegg Inc.	658,158	1,389
*	Sally Beauty Holdings Inc.	93,686	1,305
	Dine Brands Global Inc.	36,253	1,302
*	American Axle & Manufacturing Holdings Inc.	196,887	1,301
	Newell Brands Inc.	135,569	1,300
	Playtika Holding Corp.	154,245	1,299
	Toll Brothers Inc.	7,827	1,293
*	G-III Apparel Group Ltd.	43,423	1,287
*	Asbury Automotive Group Inc.	4,948	1,286
*	Sun Country Airlines Holdings Inc.	88,089	1,268
*	Capri Holdings Ltd.	53,209	1,246
*	Adient plc	64,346	1,237
	Century Communities Inc.	13,424	1,213
*	ODP Corp.	46,962	1,206
	American Eagle Outfitters Inc.	61,868	1,190
	LKQ Corp.	30,166	1,185
	Lear Corp.	11,983	1,172
*	Malibu Boats Inc. Class A	26,939	1,168
	La-Z-Boy Inc.	25,667	1,162
*	SkyWest Inc.	9,738	1,117
*	Adtalem Global Education Inc.	11,650	1,065
*	Genesco Inc.	31,436	1,056
*	Goodyear Tire & Rubber Co.	97,610	1,048
*	Dollar Tree Inc.	14,310	1,020
	Dana Inc.	99,942	999
	Phinia Inc.	17,385	975
*	Coty Inc. Class A	130,826	967
	Marriott Vacations Worldwide Corp.	9,560	949
*	National Vision Holdings Inc.	76,282	923
	Standard Motor Products Inc.	27,495	904
	Gray Television Inc.	210,776	900
	MillerKnoll Inc.	35,587	895
	Academy Sports & Outdoors Inc.	17,875	880
*	Aptiv plc	15,571	865
	Haverty Furniture Cos. Inc.	36,400	859
*	Hanesbrands Inc.	96,761	842
	Gap Inc.	34,275	831
	Scholastic Corp.	31,145	822
	PulteGroup Inc.	5,931	802
	Caleres Inc.	25,192	783
*	Leslie's Inc.	334,849	770
*	Foot Locker Inc.	29,195	734
*	Beazer Homes USA Inc.	20,687	723
*	Urban Outfitters Inc.	14,113	688
*	Mattel Inc.	34,972	665
	Build-A-Bear Workshop Inc.	16,763	637
*	Denny's Corp.	96,962	636
	Lennar Corp. Class A	3,375	589
*	Topgolf Callaway Brands Corp.	66,878	563
*	Five Below Inc.	6,057	562
*	Crocs Inc.	5,251	555
	Upbound Group Inc.	16,116	554
*	Fox Factory Holding Corp.	16,645	541
	Movado Group Inc.	26,484	539
	Matthews International Corp. Class A	17,288	521
*	Dave & Buster's Entertainment Inc.	13,176	518
*	Central Garden & Pet Co. Class A	14,900	504
*	Taylor Morrison Home Corp.	6,775	501
	Wynn Resorts Ltd.	5,294	500

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Warner Bros Discovery Inc.	46,979	492
	Polaris Inc.	7,087	489
	Group 1 Automotive Inc.	1,142	486
	Dollar General Corp.	6,117	473
	Graham Holdings Co. Class B	488	454
	Nexstar Media Group Inc.	2,539	433
*	EW Scripps Co. Class A	213,271	427
	J Jill Inc.	14,606	403
*	Norwegian Cruise Line Holdings Ltd.	14,959	402
*	Eastman Kodak Co.	51,816	376
	Tapestry Inc.	5,883	366
	eBay Inc.	5,573	353
*	Under Armour Inc. Class C	39,673	348
	Meritage Homes Corp.	1,781	340
*	Driven Brands Holdings Inc.	18,880	318
*	United Parks & Resorts Inc.	5,327	312
	Steelcase Inc. Class A	22,982	310
	Bloomin' Brands Inc.	19,756	275
*	Xponential Fitness Inc. Class A	17,800	271
*	MarineMax Inc.	7,713	265
*	Despegar.com Corp.	13,920	249
	Harley-Davidson Inc.	6,049	203
*	Visteon Corp.	2,149	201
	International Game Technology plc	9,436	181
*	Hilton Grand Vacations Inc.	4,168	177
*	Penn Entertainment Inc.	8,154	176
	Six Flags Entertainment Corp.	3,609	167
	Sirius XM Holdings Inc.	6,057	163
	Shoe Carnival Inc.	4,735	160
			125,932
Consumer Staples (6.4%)
	Altria Group Inc.	152,717	8,818
	CVS Health Corp.	100,207	5,997
	McKesson Corp.	5,483	3,446
	Ingles Markets Inc. Class A	26,201	1,936
	Ingredion Inc.	13,062	1,925
	Bunge Global SA	21,366	1,917
	Kroger Co.	30,330	1,853
	Kraft Heinz Co.	54,072	1,729
	Molson Coors Beverage Co. Class B	27,739	1,721
	Archer-Daniels-Midland Co.	29,800	1,627
	Seaboard Corp.	582	1,521
*	Darling Ingredients Inc.	35,285	1,430
	Nu Skin Enterprises Inc. Class A	194,280	1,418
*	United Natural Foods Inc.	53,250	1,322
*	Hain Celestial Group Inc.	158,983	1,315
	Fresh Del Monte Produce Inc.	36,575	1,234
	B&G Foods Inc.	183,057	1,223
	Tyson Foods Inc. Class A	18,619	1,201
	SpartanNash Co.	61,073	1,159
	Philip Morris International Inc.	8,525	1,134
	Andersons Inc.	23,685	1,131
	J M Smucker Co.	9,605	1,131
	Conagra Brands Inc.	39,294	1,083
	Weis Markets Inc.	14,168	1,032
*	Grocery Outlet Holding Corp.	47,139	990
	Dole plc	57,236	863
	Edgewell Personal Care Co.	23,153	847
	ACCO Brands Corp.	144,340	840
	Mondelez International Inc. Class A	7,276	473
*	Pilgrim's Pride Corp.	6,811	352
*	Post Holdings Inc.	2,689	324
*	Herbalife Ltd.	35,365	275
*	Olaplex Holdings Inc.	107,277	207
			53,474
Energy (13.6%)
	Exxon Mobil Corp.	57,287	6,758
	EOG Resources Inc.	47,346	6,309
	Chevron Corp.	36,983	5,989

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Phillips 66	42,076	5,637
	Schlumberger NV	127,285	5,593
	Valero Energy Corp.	37,902	5,271
	ConocoPhillips	47,782	5,177
	Marathon Petroleum Corp.	26,925	4,204
	Williams Cos. Inc.	58,955	3,450
	Occidental Petroleum Corp.	57,440	2,905
	Ovintiv Inc. (XNYS)	53,431	2,427
	Diamondback Energy Inc.	13,485	2,395
	Murphy Oil Corp.	65,641	2,131
	Noble Corp. plc	57,608	1,928
	SM Energy Co.	42,300	1,912
*	Gulfport Energy Corp.	10,256	1,803
	DTE Midstream LLC	16,868	1,790
	Crescent Energy Co. Class A	116,220	1,728
	Civitas Resources Inc.	32,928	1,708
	NOV Inc.	105,616	1,692
	Coterra Energy Inc.	62,882	1,680
	EQT Corp.	36,962	1,680
	Matador Resources Co.	27,720	1,663
*	ProPetro Holding Corp.	190,430	1,600
	APA Corp.	68,655	1,555
	Permian resources Corp.	94,413	1,479
	Warrior Met Coal Inc.	20,874	1,468
*	Seadrill Ltd.	34,948	1,420
	Alpha Metallurgical Resources Inc.	5,702	1,400
	SunCoke Energy Inc.	111,006	1,383
	Chord Energy Corp.	10,524	1,342
	CONSOL Energy Inc.	10,103	1,320
*	Par Pacific Holdings Inc.	69,117	1,205
*	Kosmos Energy Ltd.	300,825	1,185
*	Antero Resources Corp.	36,081	1,179
	World Kinect Corp.	39,378	1,140
	HF Sinclair Corp.	27,220	1,114
	Patterson-UTI Energy Inc.	130,789	1,099
	Kinder Morgan Inc.	38,204	1,080
	California Resources Corp.	17,555	1,039
	SandRidge Energy Inc.	78,919	926
	Range Resources Corp.	25,762	921
	Berry Corp.	216,647	884
*	Helix Energy Solutions Group Inc.	81,928	876
*	DNOW Inc.	54,979	827
	Select Water Solutions Inc.	54,054	798
	Riley Exploration Permian Inc.	22,222	780
*	Bristow Group Inc.	20,314	776
	Northern Oil & Gas Inc.	15,633	680
	Devon Energy Corp.	16,712	634
*	MRC Global Inc.	42,559	595
	PBF Energy Inc. Class A	18,852	594
*	Oil States International Inc.	103,463	569
	Halliburton Co.	17,823	568
	VAALCO Energy Inc.	108,115	554
*	Green Plains Inc.	49,970	540
*	Expro Group Holdings NV	37,444	520
*	TETRA Technologies Inc.	128,460	495
	Peabody Energy Corp.	19,367	462
*	DMC Global Inc.	57,087	460
	Liberty Energy Inc.	21,008	387
*	Talos Energy Inc.	32,199	362
*	REX American Resources Corp.	8,133	352
	Weatherford International plc	4,170	343
*	Newpark Resources Inc.	40,340	337
*	Amplify Energy Corp.	43,587	292
*	Tidewater Inc.	5,314	275
	ONEOK Inc.	2,031	231
*	Shoals Technologies Group Inc. Class A	44,257	231
*	Hallador Energy Co.	17,712	216
			114,323

U.S. Value Factor ETF
		Shares	Market Value• ($000)
Financials (26.3%)
	Bank of America Corp.	148,780	7,069
	US Bancorp	120,733	6,434
	Citigroup Inc.	89,117	6,316
	Truist Financial Corp.	132,245	6,305
	Wells Fargo & Co.	81,513	6,209
	Unum Group	68,995	5,306
	JPMorgan Chase & Co.	19,975	4,988
	Bank of New York Mellon Corp.	54,178	4,436
	MetLife Inc.	48,696	4,296
	Travelers Cos. Inc.	15,901	4,230
	Goldman Sachs Group Inc.	6,908	4,204
	American International Group Inc.	53,692	4,128
	Chubb Ltd.	12,874	3,717
	Morgan Stanley	24,123	3,175
	Essent Group Ltd.	54,577	3,153
	Columbia Banking System Inc.	100,947	3,130
	PNC Financial Services Group Inc.	13,939	2,993
	Lincoln National Corp.	78,183	2,779
	Everest Group Ltd.	6,391	2,477
	Axis Capital Holdings Ltd.	25,525	2,375
	Prudential Financial Inc.	18,147	2,348
	Allstate Corp.	11,192	2,321
	Webster Financial Corp.	36,402	2,249
	MGIC Investment Corp.	84,673	2,224
	Radian Group Inc.	61,665	2,207
	Ally Financial Inc.	54,047	2,161
	Old National Bancorp	89,169	2,065
	S&T Bancorp Inc.	47,242	2,022
*	Brighthouse Financial Inc.	38,238	1,999
	Synovus Financial Corp.	34,175	1,950
	First Financial Bancorp	62,534	1,847
	FNB Corp.	107,001	1,835
	Associated Banc-Corp.	68,245	1,821
	M&T Bank Corp.	7,979	1,755
	Hancock Whitney Corp.	29,523	1,753
	KeyCorp	89,414	1,742
	WaFd Inc.	46,181	1,689
	Affiliated Managers Group Inc.	8,999	1,688
	Jefferies Financial Group Inc.	21,306	1,686
	RenaissanceRe Holdings Ltd.	5,735	1,641
	Bread Financial Holdings Inc.	27,557	1,621
*	Genworth Financial Inc.	203,441	1,587
	Zions Bancorp NA	26,077	1,578
	Franklin Resources Inc.	69,281	1,577
	Enterprise Financial Services Corp.	25,739	1,560
	Western Alliance Bancorp	16,328	1,528
	Invesco Ltd.	83,591	1,512
	Cadence Bank	39,483	1,508
*	Metropolitan Bank Holding Corp.	22,741	1,477
	Comerica Inc.	19,538	1,412
	Aflac Inc.	12,334	1,406
	Ameris Bancorp	19,996	1,405
	Arch Capital Group Ltd.	13,801	1,390
	OceanFirst Financial Corp.	66,316	1,371
	BankUnited Inc.	32,008	1,347
	Stifel Financial Corp.	11,285	1,307
	Jackson Financial Inc. Class A	12,662	1,269
	Peoples Bancorp Inc.	34,012	1,193
	Veritex Holdings Inc.	38,920	1,184
	Citizens Financial Group Inc.	24,460	1,178
	First Citizens BancShares Inc. Class A	513	1,177
	CNA Financial Corp.	22,874	1,154
	Dime Community Bancshares Inc.	31,739	1,139
	Pinnacle Financial Partners Inc.	8,911	1,133
	Old Republic International Corp.	29,049	1,132
	Fidelity National Financial Inc.	17,659	1,119
	Banc of California Inc.	64,192	1,106
	First Horizon Corp.	51,383	1,086
	Bank OZK	21,320	1,065

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Mr. Cooper Group Inc.	10,746	1,060
	Eagle Bancorp Inc.	35,751	1,050
	Navient Corp.	64,670	1,008
	First Commonwealth Financial Corp.	53,462	1,007
	WesBanco Inc.	28,083	992
*	Customers Bancorp Inc.	17,271	975
	Charles Schwab Corp.	11,712	969
	Pacific Premier Bancorp Inc.	33,935	964
	Globe Life Inc.	8,615	958
	Hanmi Financial Corp.	35,219	932
	Renasant Corp.	24,612	926
	Fulton Financial Corp.	42,753	923
	Universal Insurance Holdings Inc.	40,132	908
	Regions Financial Corp.	32,987	899
	East West Bancorp Inc.	7,974	875
	Banner Corp.	11,566	863
	Cathay General Bancorp	16,436	855
	First Busey Corp.	31,660	845
	Raymond James Financial Inc.	4,921	833
	Hope Bancorp Inc.	59,108	805
	Valley National Bancorp	74,293	790
	Stewart Information Services Corp.	10,458	785
	Atlantic Union Bankshares Corp.	18,386	780
	Bank of NT Butterfield & Son Ltd.	19,965	757
	NBT Bancorp Inc.	14,613	732
	BOK Financial Corp.	6,089	724
	Assured Guaranty Ltd.	7,754	723
*	Axos Financial Inc.	8,599	712
	1st Source Corp.	10,777	699
	Janus Henderson Group plc	15,233	690
	SouthState Corp.	6,052	670
	First American Financial Corp.	9,541	669
	Berkshire Hills Bancorp Inc.	21,895	667
	James River Group Holdings Ltd.	141,725	665
	Trustmark Corp.	16,902	661
*	StoneX Group Inc.	6,306	654
	OneMain Holdings Inc.	11,314	649
	Independent Bank Corp. (XNGS)	8,809	638
	Nicolet Bankshares Inc.	5,720	637
	Eastern Bankshares Inc.	34,117	636
	Equitable Holdings Inc.	13,108	632
	First Interstate BancSystem Inc. Class A	17,814	623
	TrustCo Bank Corp. NY	16,153	602
	Byline Bancorp Inc.	18,909	594
	Merchants Bancorp	14,210	587
	Apollo Global Management Inc.	3,356	587
	ConnectOne Bancorp Inc.	21,210	583
[1]	Fidelis Insurance Holdings Ltd.	27,113	557
	White Mountains Insurance Group Ltd.	276	555
*	NMI Holdings Inc.	13,847	554
	Heritage Financial Corp.	20,581	544
	TriCo Bancshares	11,160	539
	Hartford Financial Services Group Inc.	4,308	531
	Brookline Bancorp Inc.	42,122	530
	Provident Financial Services Inc.	23,619	499
	Popular Inc.	4,990	496
	Burford Capital Ltd.	35,920	490
	Principal Financial Group Inc.	5,379	468
	First Merchants Corp.	10,525	460
	Employers Holdings Inc.	8,519	455
	Towne Bank	12,369	453
*	Enova International Inc.	4,225	446
	Enact Holdings Inc.	12,591	443
	Nelnet Inc. Class A	4,045	441
	Northwest Bancshares Inc.	29,797	437
*	Heritage Insurance Holdings Inc.	34,308	426
	First Foundation Inc.	50,093	398
	Preferred Bank	4,151	392
	Capitol Federal Financial Inc.	58,265	389
	Horace Mann Educators Corp.	9,149	383

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	OFG Bancorp	8,440	383
	PennyMac Financial Services Inc.	3,512	376
*	ProAssurance Corp.	22,440	375
	CNO Financial Group Inc.	9,049	361
	Hanover Insurance Group Inc.	2,168	358
*	SiriusPoint Ltd.	22,792	351
	Reinsurance Group of America Inc.	1,527	349
	Selective Insurance Group Inc.	3,298	337
	Origin Bancorp Inc.	9,742	335
*	LendingClub Corp.	19,463	324
*	Markel Group Inc.	181	323
	SLM Corp.	11,792	323
	QCR Holdings Inc.	3,118	287
*	PRA Group Inc.	13,491	286
*	Hamilton Insurance Group Ltd. Class B	14,588	278
	Carlyle Group Inc.	5,131	273
	Amalgamated Financial Corp.	7,672	273
*	Ambac Financial Group Inc.	21,085	271
	Old Second Bancorp Inc.	14,544	271
	Amerant Bancorp Inc.	10,369	258
	Westamerica BanCorp	4,467	256
	National Bank Holdings Corp. Class A	4,918	235
	Kemper Corp.	3,102	222
	State Street Corp.	2,122	209
	Home BancShares Inc.	6,563	208
*	World Acceptance Corp.	1,580	191
	United Community Banks Inc.	5,480	185
	Corebridge Financial Inc.	5,615	182
	Northfield Bancorp Inc.	12,796	171
			221,174
Health Care (8.1%)
	Pfizer Inc.	218,078	5,716
	Cigna Group	14,864	5,021
	HCA Healthcare Inc.	14,595	4,776
	Bristol-Myers Squibb Co.	80,630	4,775
	Gilead Sciences Inc.	40,453	3,745
	Medtronic plc	35,809	3,099
	Royalty Pharma plc Class A	113,433	3,024
	Viatris Inc.	197,807	2,589
	Becton Dickinson & Co.	10,776	2,391
	Cardinal Health Inc.	18,362	2,245
	Perrigo Co. plc	71,263	2,034
	Merck & Co. Inc.	16,654	1,693
*	Jazz Pharmaceuticals plc	13,492	1,641
	Dentsply Sirona Inc.	81,279	1,597
*	Pediatrix Medical Group Inc.	95,075	1,422
*	Pacira BioSciences Inc.	83,626	1,414
*	Owens & Minor Inc.	103,960	1,400
	Johnson & Johnson	8,852	1,372
*	Centene Corp.	22,649	1,359
*	AdaptHealth Corp.	123,703	1,241
*	United Therapeutics Corp.	3,277	1,214
*	Integra LifeSciences Holdings Corp.	48,100	1,182
	Universal Health Services Inc. Class B	5,515	1,131
*	Ironwood Pharmaceuticals Inc.	286,770	1,009
	Organon & Co.	61,780	980
*	Elanco Animal Health Inc. (XNYS)	72,070	952
*	Biogen Inc.	5,672	911
*	Teladoc Health Inc.	72,765	872
	Embecta Corp.	40,400	842
*	Envista Holdings Corp.	35,833	799
*	Varex Imaging Corp.	46,127	769
*	Alkermes plc	22,489	653
*	QuidelOrtho Corp.	13,770	565
*	Community Health Systems Inc.	155,484	535
	Humana Inc.	1,593	472
	Elevance Health Inc.	1,031	420
*	Zimvie Inc.	23,988	354
	Zimmer Biomet Holdings Inc.	3,040	341

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Enhabit Inc.	37,704	291
*	Inmode Ltd.	14,239	278
	Quest Diagnostics Inc.	1,600	260
	Thermo Fisher Scientific Inc.	486	257
*	Regeneron Pharmaceuticals Inc.	335	251
*	Acadia Healthcare Co. Inc.	4,927	200
	Premier Inc. Class A	8,152	187
*	Amneal Pharmaceuticals Inc.	21,213	175
			68,454
Industrials (15.1%)
	FedEx Corp.	25,174	7,619
	Capital One Financial Corp.	34,371	6,600
*	Fiserv Inc.	18,998	4,198
	PACCAR Inc.	33,279	3,894
	Ryder System Inc.	21,678	3,660
	Air Lease Corp.	69,870	3,556
	Synchrony Financial	51,328	3,466
	CRH plc	27,811	2,844
*	Gates Industrial Corp. plc	115,824	2,567
	Herc Holdings Inc.	10,514	2,439
	Atkore Inc.	23,715	2,237
*	PayPal Holdings Inc.	23,976	2,080
*	O-I Glass Inc.	158,483	1,997
	WESCO International Inc.	9,289	1,965
	General Dynamics Corp.	6,745	1,916
*	Mohawk Industries Inc.	13,654	1,896
	Matson Inc.	11,479	1,758
	Sonoco Products Co.	33,653	1,746
	Terex Corp.	31,395	1,720
	Fidelity National Information Services Inc.	20,041	1,709
	Greenbrier Cos. Inc.	24,737	1,682
	Knight-Swift Transportation Holdings Inc.	27,445	1,629
	Allison Transmission Holdings Inc.	13,022	1,543
*	BlueLinx Holdings Inc.	11,915	1,498
*	Resideo Technologies Inc.	54,976	1,494
	International Seaways Inc.	36,645	1,429
	CNH Industrial NV	113,565	1,426
	AGCO Corp.	13,967	1,414
	Schneider National Inc. Class B	40,092	1,347
	Emerson Electric Co.	10,121	1,342
	Brunswick Corp.	16,602	1,337
	Deluxe Corp.	57,491	1,332
*	Titan International Inc.	174,084	1,274
	Deere & Co.	2,713	1,264
*	Alight Inc. Class A	151,243	1,210
	Dow Inc.	26,270	1,161
	RTX Corp.	8,862	1,080
*	Tutor Perini Corp.	39,518	1,074
	Scorpio Tankers Inc.	21,205	1,074
	Sensata Technologies Holding plc	33,084	1,063
	Bel Fuse Inc. Class B	12,855	1,031
	Genco Shipping & Trading Ltd.	62,969	999
	Teekay Tankers Ltd. Class A	23,538	947
	Pitney Bowes Inc.	117,310	946
	Regal Rexnord Corp.	5,453	942
*	CoreCivic Inc.	41,869	935
	Silgan Holdings Inc.	15,892	914
*	Repay Holdings Corp.	112,872	912
	Global Payments Inc.	7,530	896
*	Teekay Corp. Ltd.	120,510	889
	EnerSys	8,835	854
	Dorian LPG Ltd.	34,561	846
*	BrightView Holdings Inc.	47,663	815
	Pactiv Evergreen Inc.	59,990	814
	DHT Holdings Inc.	85,053	801
	ManpowerGroup Inc.	12,424	800
*	Green Dot Corp. Class A	76,587	787
	Golden Ocean Group Ltd.	77,606	776
	Costamare Inc.	58,610	774

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Greif Inc. Class A	10,552	750
*	DXP Enterprises Inc.	10,085	739
	H&E Equipment Services Inc.	12,045	720
	Quanex Building Products Corp.	24,006	714
*	JELD-WEN Holding Inc.	64,090	698
	Ardmore Shipping Corp.	61,302	684
	ArcBest Corp.	5,897	680
	Hillenbrand Inc.	19,995	680
	Textron Inc.	7,766	665
	Patrick Industries Inc.	4,851	652
	Columbus McKinnon Corp.	16,330	642
*	Cross Country Healthcare Inc.	59,315	638
	Huntington Ingalls Industries Inc.	3,089	611
	Owens Corning	2,963	609
	TTEC Holdings Inc.	116,236	602
*	Cimpress plc	7,290	585
*	Builders FirstSource Inc.	3,124	583
	Safe Bulkers Inc.	147,721	572
	ADT Inc.	73,211	558
	Boise Cascade Co.	3,768	556
	Korn Ferry	6,854	537
	SFL Corp. Ltd.	51,087	537
*	Proto Labs Inc.	12,285	506
	Norfolk Southern Corp.	1,759	485
	Graphic Packaging Holding Co.	15,956	480
	GATX Corp.	2,809	461
	Resources Connection Inc.	53,937	455
*	PagSeguro Digital Ltd. Class A	60,465	444
	Kelly Services Inc. Class A	30,082	441
*	American Woodmark Corp.	4,815	437
*	Manitowoc Co. Inc.	40,760	433
*	ASGN Inc.	4,559	417
	Nordic American Tankers Ltd.	150,989	405
*	Masterbrand Inc.	22,962	397
*	Hillman Solutions Corp.	31,837	363
	Covenant Logistics Group Inc.	6,172	358
	Hub Group Inc. Class A	6,659	344
*	Great Lakes Dredge & Dock Corp.	26,178	331
	Ardagh Metal Packaging SA	84,472	311
*	StoneCo. Ltd. Class A	32,437	307
	Wabash National Corp.	14,615	290
	CSX Corp.	7,161	262
	Insteel Industries Inc.	8,680	256
	Werner Enterprises Inc.	6,259	256
	Heidrick & Struggles International Inc.	5,127	237
	Vestis Corp.	14,661	236
*	Forward Air Corp.	6,285	231
*	Hudson Technologies Inc.	37,845	225
	Hyster-Yale Inc.	3,264	184
*	Titan Machinery Inc.	11,259	174
			126,956
Real Estate (0.6%)
	Newmark Group Inc. Class A	82,444	1,276
*	RE/MAX Holdings Inc. Class A	87,578	1,152
*	Jones Lang LaSalle Inc.	3,467	973
*	GEO Group Inc.	26,798	764
*	Cushman & Wakefield plc	44,985	688
*	Forestar Group Inc.	8,093	242
			5,095
Technology (5.8%)
	Micron Technology Inc.	44,539	4,363
	Intel Corp.	137,131	3,298
	HP Inc.	90,321	3,200
*	Arrow Electronics Inc.	25,164	3,024
	Hewlett Packard Enterprise Co.	116,372	2,469
*	TTM Technologies Inc.	95,938	2,339
*	DXC Technology Co.	87,211	1,962
	Avnet Inc.	35,502	1,942
	TD SYNNEX Corp.	15,690	1,867

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Dropbox Inc. Class A	60,593	1,676
*	Ziff Davis Inc.	27,751	1,633
*	RingCentral Inc. Class A	42,588	1,603
*	Consensus Cloud Solutions Inc.	60,702	1,515
*	ZoomInfo Technologies Inc.	136,143	1,489
	International Business Machines Corp.	6,260	1,424
*	Photronics Inc.	41,647	1,037
*	Bumble Inc. Class A	116,391	1,011
*	Unisys Corp.	119,285	952
	Adeia Inc.	76,195	924
*	ScanSource Inc.	18,270	921
*	NetScout Systems Inc.	36,780	805
	Dun & Bradstreet Holdings Inc.	60,834	773
*	Match Group Inc.	22,495	737
*	Verint Systems Inc.	26,789	675
*	Sanmina Corp.	8,404	667
*	Twilio Inc. Class A	6,314	660
	SS&C Technologies Holdings Inc.	8,006	619
*	Qorvo Inc.	8,748	604
	QUALCOMM Inc.	3,300	523
*	Penguin Solutions Inc.	28,801	522
	Vishay Intertechnology Inc.	26,841	513
	Amkor Technology Inc.	17,400	460
*	E2open Parent Holdings Inc.	136,234	414
	Methode Electronics Inc.	36,343	397
*	Digital Turbine Inc.	275,228	396
*	Bandwidth Inc. Class A	17,882	376
	Jabil Inc.	1,941	264
	SolarWinds Corp.	17,241	230
	Skyworks Solutions Inc.	2,354	206
	Benchmark Electronics Inc.	3,786	184
			48,674
Telecommunications (3.4%)
	AT&T Inc.	356,202	8,250
	Verizon Communications Inc.	143,394	6,358
	Comcast Corp. Class A	125,594	5,424
	T-Mobile US Inc.	11,378	2,810
	Telephone & Data Systems Inc.	39,065	1,335
	Cisco Systems Inc.	19,870	1,177
*	Liberty Latin America Ltd. Class C	157,915	1,091
*	CommScope Holding Co. Inc.	201,606	962
*	EchoStar Corp. Class A	27,922	706
*	Liberty Latin America Ltd. Class A	39,712	276
			28,389
Utilities (0.1%)
	MDU Resources Group Inc.	50,368	1,009
	Aris Water Solutions Inc. Class A	11,514	310
			1,319
Total Common Stocks (Cost $680,103)			838,399
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $46)	461	46
Total Investments (99.7%) (Cost $680,149)			838,445
Other Assets and Liabilities—Net (0.3%)			2,557
Net Assets (100%)			841,002
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $550,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $590,000 was received for securities on loan, of which $41,000 is held in Vanguard Market Liquidity Fund and $549,000 is held in cash.

U.S. Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	5	1,513	74
Micro E-mini S&P 500 Index	December 2024	15	454	19
				93

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $680,103)	838,399
Affiliated Issuers (Cost $46)	46
Total Investments in Securities	838,445
Investment in Vanguard	21
Cash	1,597
Cash Collateral Pledged—Futures Contracts	98
Receivables for Accrued Income	1,468
Variation Margin Receivable—Futures Contracts	12
Total Assets	841,641
Liabilities
Payables for Investment Securities Purchased	5
Collateral for Securities on Loan	590
Payables to Vanguard	44
Total Liabilities	639
Net Assets	841,002
1 Includes $550,000 of securities on loan.
At November 30, 2024, net assets consisted of:

Paid-in Capital	787,767
Total Distributable Earnings (Loss)	53,235
Net Assets	841,002

Net Assets
Applicable to 6,525,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	841,002
Net Asset Value Per Share	$128.89

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Dividends[1]	17,751
Interest[2]	107
Securities Lending—Net	3
Total Income	17,861
Expenses
The Vanguard Group—Note B
Investment Advisory Services	198
Management and Administrative	604
Marketing and Distribution	34
Custodian Fees	—
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	42
Trustees’ Fees and Expenses	—
Other Expenses	16
Total Expenses	925
Net Investment Income	16,936
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(5,224)
Futures Contracts	633
Realized Net Gain (Loss)	(4,591)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	160,840
Futures Contracts	(53)
Change in Unrealized Appreciation (Depreciation)	160,787
Net Increase (Decrease) in Net Assets Resulting from Operations	173,132
1	Dividends are net of foreign withholding taxes of $5,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $95,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $11,051,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,936	15,916
Realized Net Gain (Loss)	(4,591)	37,070
Change in Unrealized Appreciation (Depreciation)	160,787	(61,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	173,132	(8,856)
Distributions
Total Distributions	(17,118)	(15,929)
Capital Share Transactions
Issued	117,299	221,012
Issued in Lieu of Cash Distributions	—	—
Redeemed	(23,694)	(275,525)
Net Increase (Decrease) from Capital Share Transactions	93,605	(54,513)
Total Increase (Decrease)	249,619	(79,298)
Net Assets
Beginning of Period	591,383	670,681
End of Period	841,002	591,383

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$103.30	$105.20	$99.84	$73.96	$75.51
Investment Operations
Net Investment Income[1]	2.756	2.689	2.220	1.923	1.689
Net Realized and Unrealized Gain (Loss) on Investments	25.667	(1.898)	5.212	25.644	(1.634)
Total from Investment Operations	28.423	.791	7.432	27.567	.055
Distributions
Dividends from Net Investment Income	(2.833)	(2.691)	(2.072)	(1.687)	(1.605)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.833)	(2.691)	(2.072)	(1.687)	(1.605)
Net Asset Value, End of Period	$128.89	$103.30	$105.20	$99.84	$73.96
Total Return	27.88%	0.97%	7.63%	37.51%	0.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$841	$591	$671	$448	$133
Ratio of Total Expenses to Average Net Assets	0.13%[2]	0.13%[2]	0.13%[2]	0.13%	0.14%[2]
Ratio of Net Investment Income to Average Net Assets	2.38%	2.68%	2.22%	1.98%	2.68%
Portfolio Turnover Rate[3]	39%	24%	64%	43%	52%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Notes to Financial Statements
Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Value Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	11,051
Total Distributable Earnings (Loss)	(11,051)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,895
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	158,273
Capital Loss Carryforwards	(107,933)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	53,235
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	17,118	15,929
Long-Term Capital Gains	—	—
Total	17,118	15,929
*	Includes short-term capital gains, if any.

U.S. Value Factor ETF
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	680,171
Gross Unrealized Appreciation	184,820
Gross Unrealized Depreciation	(26,547)
Net Unrealized Appreciation (Depreciation)	158,273
E.	During the year ended November 30, 2024, the fund purchased $397,697,000 of investment securities and sold $279,430,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $23,724,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $4,776,000 and sales were $4,412,000, resulting in net realized loss of $1,756,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2024 Shares (000)	2023 Shares (000)
Issued	1,005	2,120
Issued in Lieu of Cash Distributions	—	—
Redeemed	(205)	(2,770)
Net Increase (Decrease) in Shares Outstanding	800	(650)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2024, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Wellington Fund and Shareholders of Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF and Vanguard U.S. Value Factor ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF and Vanguard U.S. Value Factor ETF (five of the funds constituting Vanguard Wellington Fund, hereafter collectively referred to as the "Funds") as of November 30, 2024, the related statements of operations for the year ended November 30, 2024, the statements of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2024 and each of the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
U.S. Minimum Volatility ETF	100.0%
U.S. Momentum Factor ETF	83.9
U.S. Multifactor ETF	97.6
U.S. Quality Factor ETF	100.0
U.S. Value Factor ETF	93.7
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
U.S. Minimum Volatility ETF	1,879
U.S. Momentum Factor ETF	3,092
U.S. Multifactor ETF	3,776
U.S. Quality Factor ETF	3,935
U.S. Value Factor ETF	16,224
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
U.S. Minimum Volatility ETF	8
U.S. Momentum Factor ETF	30
U.S. Multifactor ETF	15
U.S. Quality Factor ETF	17
U.S. Value Factor ETF	37
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
U.S. Minimum Volatility ETF	38
U.S. Momentum Factor ETF	—
U.S. Multifactor ETF	—
U.S. Quality Factor ETF	—
U.S. Value Factor ETF	—
Q44190 012025

Financial Statements
For the year ended November 30, 2024
Vanguard U.S. Multifactor Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	18
Tax information	19

U.S. Multifactor Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Basic Materials (2.6%)
	Mueller Industries Inc.	9,574	773
	Newmont Corp. (XNYS)	8,793	369
	Hawkins Inc.	2,572	346
	UFP Industries Inc.	2,477	337
	Cabot Corp.	2,958	324
	Reliance Inc.	945	303
	Steel Dynamics Inc.	2,032	295
	Sylvamo Corp.	2,771	256
	Freeport-McMoRan Inc.	5,264	233
	Olympic Steel Inc.	4,370	185
	Commercial Metals Co.	2,803	173
	FutureFuel Corp.	27,342	142
*	Metallus Inc.	7,445	124
	LyondellBasell Industries NV Class A	1,426	119
	Carpenter Technology Corp.	539	105
	International Paper Co.	1,478	87
	Minerals Technologies Inc.	991	81
	Eastman Chemical Co.	726	76
	Southern Copper Corp.	650	65
			4,393
Consumer Discretionary (17.1%)
	Walmart Inc.	16,913	1,564
	DR Horton Inc.	5,957	1,005
	Target Corp.	7,502	993
	Costco Wholesale Corp.	975	948
	General Motors Co.	14,292	794
	PulteGroup Inc.	4,923	666
*	Brinker International Inc.	4,862	643
	H&R Block Inc.	9,508	564
	Ralph Lauren Corp.	2,348	543
	PVH Corp.	4,530	491
*	Deckers Outdoor Corp.	2,472	484
	News Corp. Class B	13,215	424
*	Adtalem Global Education Inc.	4,468	408
	Tapestry Inc.	6,542	407
	Booking Holdings Inc.	77	401
*	M/I Homes Inc.	2,381	393
	Perdoceo Education Corp.	14,193	390
*	Abercrombie & Fitch Co. Class A	2,582	387
	Travel & Leisure Co.	6,919	387
*	Despegar.com Corp.	20,962	375
	TJX Cos. Inc.	2,940	370
	Signet Jewelers Ltd.	3,677	368
	Williams-Sonoma Inc.	1,950	335
	KB Home	3,877	321
	Kontoor Brands Inc.	3,499	321
*	SkyWest Inc.	2,757	316
*	Grand Canyon Education Inc.	1,909	314
	Delta Air Lines Inc.	4,878	311
	Lennar Corp. Class A	1,782	311
*	Skechers USA Inc. Class A	4,878	311
	Macy's Inc.	18,915	307
	Build-A-Bear Workshop Inc.	7,888	300
*	United Airlines Holdings Inc.	3,084	299
	eBay Inc.	4,703	298
*	NVR Inc.	32	296
	Best Buy Co. Inc.	3,226	290
*	G-III Apparel Group Ltd.	9,620	285
	Toll Brothers Inc.	1,718	284
1

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Fox Corp. Class B	6,324	283
	Lennar Corp. Class B	1,703	281
	Dick's Sporting Goods Inc.	1,339	278
	American Eagle Outfitters Inc.	14,194	273
	Meritage Homes Corp.	1,426	272
	Murphy USA Inc.	495	271
	Interface Inc.	10,080	268
	Hasbro Inc.	4,105	267
	Steelcase Inc. Class A	19,785	267
	BorgWarner Inc. (XNYS)	7,650	263
	Phinia Inc.	4,544	255
*	Stride Inc.	2,346	251
*	Sally Beauty Holdings Inc.	17,892	249
*	Hanesbrands Inc.	28,370	247
	Royal Caribbean Cruises Ltd.	1,002	245
*	Crocs Inc.	2,252	238
	Dillard's Inc. Class A	533	236
*	Stagwell Inc.	28,957	228
	Ethan Allen Interiors Inc.	6,692	206
*	Tri Pointe Homes Inc.	4,696	204
	HNI Corp.	3,585	203
	Six Flags Entertainment Corp.	4,379	202
*	Alaska Air Group Inc.	3,784	199
	La-Z-Boy Inc.	4,351	197
	MillerKnoll Inc.	7,710	194
	John Wiley & Sons Inc. Class A	3,693	193
*	Cavco Industries Inc.	353	182
	Shoe Carnival Inc.	5,295	179
*	Green Brick Partners Inc.	2,403	172
	Caleres Inc.	5,506	171
	J Jill Inc.	6,141	169
	Upbound Group Inc.	4,886	168
*	Urban Outfitters Inc.	3,288	160
	Acushnet Holdings Corp.	2,169	159
	Nordstrom Inc.	6,926	157
	VF Corp.	7,784	157
*	Coupang Inc.	5,571	141
	Standard Motor Products Inc.	4,100	135
*	1-800-Flowers.com Inc. Class A	15,589	127
*	Expedia Group Inc.	681	126
	Group 1 Automotive Inc.	297	126
	Columbia Sportswear Co.	1,382	121
	Kohl's Corp.	7,737	116
*	Under Armour Inc. Class A	11,360	110
*	Taylor Morrison Home Corp.	1,476	109
*	ODP Corp.	3,793	97
	TEGNA Inc.	5,118	96
	Texas Roadhouse Inc.	458	94
*	Universal Technical Institute Inc.	3,604	93
*	BJ's Wholesale Club Holdings Inc.	929	89
	Rush Enterprises Inc. Class A	1,431	89
	Buckle Inc.	1,659	86
*	Zumiez Inc.	3,885	86
	Playtika Holding Corp.	10,215	86
*	Liquidity Services Inc.	3,302	84
*	Mattel Inc.	4,266	81
	Oxford Industries Inc.	966	80
*	SharkNinja Inc.	798	80
	Academy Sports & Outdoors Inc.	1,612	79
	Nexstar Media Group Inc.	438	75
*	Vera Bradley Inc.	12,396	73
	PriceSmart Inc.	774	69
*	frontdoor Inc.	1,156	68
	Gap Inc.	2,819	68
*	Central Garden & Pet Co. Class A	1,992	67
	Winnebago Industries Inc.	1,116	65
*	Central Garden & Pet Co.	1,572	62
	Movado Group Inc.	2,619	53
	Garmin Ltd.	205	44
2

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Strategic Education Inc.	289	29
			28,852
Consumer Staples (8.0%)
	Philip Morris International Inc.	13,607	1,811
	Altria Group Inc.	25,399	1,467
	Procter & Gamble Co.	6,699	1,201
	Kimberly-Clark Corp.	7,540	1,051
	Kroger Co.	12,543	766
	Coca-Cola Co.	9,098	583
	Primo Brands Corp. Class A	18,277	521
	McKesson Corp.	745	468
	Coca-Cola Consolidated Inc.	342	446
	Ingredion Inc.	2,834	418
	Cal-Maine Foods Inc.	4,166	407
	Kenvue Inc.	16,625	400
*	Sprouts Farmers Market Inc.	2,539	392
	Ingles Markets Inc. Class A	3,353	248
*	Pilgrim's Pride Corp.	4,756	245
	Flowers Foods Inc.	10,473	237
	General Mills Inc.	3,390	225
	Andersons Inc.	4,572	218
	Casey's General Stores Inc.	508	214
	Weis Markets Inc.	2,873	209
	Fresh Del Monte Produce Inc.	6,172	208
	ACCO Brands Corp.	35,602	207
*	Performance Food Group Co.	2,207	195
	Dole plc	12,078	182
	Turning Point Brands Inc.	2,834	175
	Bunge Global SA	1,880	169
	Tyson Foods Inc. Class A	2,310	149
	Colgate-Palmolive Co.	1,397	135
	Cencora Inc.	534	134
*	US Foods Holding Corp.	1,261	88
	Edgewell Personal Care Co.	2,215	81
	SpartanNash Co.	4,059	77
*	USANA Health Sciences Inc.	1,699	65
*	Post Holdings Inc.	483	58
			13,450
Energy (5.9%)
	EOG Resources Inc.	7,998	1,066
	Valero Energy Corp.	6,702	932
	Select Water Solutions Inc.	36,261	536
	Diamondback Energy Inc.	2,982	530
	ConocoPhillips	3,408	369
	Marathon Petroleum Corp.	2,292	358
	SunCoke Energy Inc.	28,290	353
	Northern Oil & Gas Inc.	7,679	334
*	MRC Global Inc.	22,696	317
	California Resources Corp.	5,118	303
	TechnipFMC plc	9,571	300
	Magnolia Oil & Gas Corp. Class A	10,781	299
	Chord Energy Corp.	2,262	289
	SM Energy Co.	6,336	286
	Permian resources Corp.	18,030	282
	CONSOL Energy Inc.	2,055	269
*	Gulfport Energy Corp.	1,379	242
	Murphy Oil Corp.	6,786	220
	Coterra Energy Inc.	8,156	218
	Warrior Met Coal Inc.	3,063	215
*	DNOW Inc.	13,601	205
	Devon Energy Corp.	4,819	183
	Vitesse Energy Inc.	6,135	172
*	Newpark Resources Inc.	20,212	169
	Solaris Energy Infrastructure Inc.	6,662	164
	Liberty Energy Inc.	8,601	158
	SandRidge Energy Inc.	12,156	143
	Texas Pacific Land Corp.	89	142
	Granite Ridge Resources Inc.	20,825	134
*	ProPetro Holding Corp.	14,969	126
3

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	REX American Resources Corp.	2,788	121
	Ovintiv Inc. (XNYS)	2,350	107
	Peabody Energy Corp.	4,157	99
	Alpha Metallurgical Resources Inc.	351	86
	Cactus Inc. Class A	1,210	83
	RPC Inc.	12,190	79
	World Kinect Corp.	2,654	77
	VAALCO Energy Inc.	7,845	40
	Berry Corp.	6,718	27
			10,033
Financials (26.6%)
	Wells Fargo & Co.	24,202	1,843
	Bank of New York Mellon Corp.	19,298	1,580
	Aflac Inc.	13,329	1,520
	JPMorgan Chase & Co.	5,557	1,388
	MetLife Inc.	10,505	927
	Progressive Corp.	3,327	895
	SLM Corp.	29,961	820
	OneMain Holdings Inc.	14,286	819
	East West Bancorp Inc.	6,883	755
	Hartford Financial Services Group Inc.	6,070	749
	MGIC Investment Corp.	27,812	730
	Bank of NT Butterfield & Son Ltd.	17,054	647
	OFG Bancorp	13,749	625
	Enact Holdings Inc.	16,863	594
	Old Republic International Corp.	15,158	591
	Popular Inc.	5,940	590
	Moody's Corp.	1,177	588
	Bank of America Corp.	11,407	542
	Amalgamated Financial Corp.	15,223	542
	Ameriprise Financial Inc.	910	522
	CNO Financial Group Inc.	12,763	509
	Preferred Bank	5,355	505
	First BanCorp (XNYS)	23,928	495
	Jefferies Financial Group Inc.	6,188	490
	Apollo Global Management Inc.	2,711	475
	Primerica Inc.	1,561	473
	International Bancshares Corp.	6,453	472
	Unum Group	5,929	456
	Banco Latinoamericano de Comercio Exterior SA Class E	12,255	418
	Pathward Financial Inc.	4,920	413
*	NMI Holdings Inc.	10,287	411
	State Street Corp.	4,125	406
	QCR Holdings Inc.	4,384	404
	American International Group Inc.	4,876	375
	Citizens Financial Group Inc.	7,706	371
	Regions Financial Corp.	13,330	363
	Jackson Financial Inc. Class A	3,627	363
*	Mr. Cooper Group Inc.	3,640	359
	Lazard Inc.	6,185	359
	W R Berkley Corp.	5,314	343
	Employers Holdings Inc.	6,323	337
	Central Pacific Financial Corp.	10,536	336
	Fifth Third Bancorp	6,996	336
	Raymond James Financial Inc.	1,971	334
	RenaissanceRe Holdings Ltd.	1,167	334
	Carlyle Group Inc.	6,283	334
	Equitable Holdings Inc.	6,910	333
	Axis Capital Holdings Ltd.	3,559	331
	Globe Life Inc.	2,937	327
*	Axos Financial Inc.	3,928	325
	Radian Group Inc.	9,027	323
	Stifel Financial Corp.	2,787	323
	Cincinnati Financial Corp.	2,007	321
	Northern Trust Corp.	2,868	319
	PNC Financial Services Group Inc.	1,476	317
	Morgan Stanley	2,386	314
	Virtu Financial Inc. Class A	8,179	305
	Corebridge Financial Inc.	9,389	304
4

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Genworth Financial Inc.	38,111	297
	1st Source Corp.	4,508	293
	Brightsphere Investment Group Inc.	9,160	286
	Assurant Inc.	1,243	282
	Commerce Bancshares Inc.	3,818	282
	Victory Capital Holdings Inc. Class A	4,015	279
	Willis Towers Watson plc	863	278
	Univest Financial Corp.	8,719	277
	Affiliated Managers Group Inc.	1,468	275
	Northeast Bank	2,774	273
	Independent Bank Corp. (XNGS)	3,733	270
	Independent Bank Corp.	7,172	270
	S&T Bancorp Inc.	6,290	269
*	Hamilton Insurance Group Ltd. Class B	14,002	267
*	Bancorp Inc.	4,531	265
	Fidelis Insurance Holdings Ltd.	12,836	264
	First Commonwealth Financial Corp.	13,972	263
	Community Financial System Inc.	3,741	259
	Heritage Financial Corp.	9,705	257
	ConnectOne Bancorp Inc.	8,977	247
	Mercury General Corp.	3,036	240
	Enterprise Financial Services Corp.	3,949	239
	BOK Financial Corp.	1,999	238
	Cathay General Bancorp	4,570	238
	Assured Guaranty Ltd.	2,540	237
	Berkshire Hills Bancorp Inc.	7,616	232
	Park National Corp.	1,197	228
	BGC Group Inc. Class A	23,451	228
	Hanmi Financial Corp.	8,573	227
	WSFS Financial Corp.	3,544	213
	First Merchants Corp.	4,820	211
	TriCo Bancshares	4,369	211
	First Citizens BancShares Inc. Class A	90	207
	Ameris Bancorp	2,843	200
	Southside Bancshares Inc.	5,517	194
	CNA Financial Corp.	3,816	192
	Allstate Corp.	864	179
	Prudential Financial Inc.	1,336	173
	Towne Bank	4,727	173
	Westamerica BanCorp	3,030	173
	Merchants Bancorp	3,845	159
	Associated Banc-Corp.	5,895	157
	Capitol Federal Financial Inc.	23,072	154
	Federal Agricultural Mortgage Corp. Class C	650	139
	Arch Capital Group Ltd.	1,334	134
	Piper Sandler Cos.	381	131
	BancFirst Corp.	937	118
	Citigroup Inc.	1,642	116
	Old Second Bancorp Inc.	5,723	106
	Synovus Financial Corp.	1,738	99
	Voya Financial Inc.	1,191	99
	Janus Henderson Group plc	2,182	99
	UMB Financial Corp.	773	97
	PJT Partners Inc. Class A	576	96
	FB Financial Corp.	1,684	95
	Truist Financial Corp.	2,002	95
	Fidelity National Financial Inc.	1,472	93
	Veritex Holdings Inc.	3,015	92
	German American Bancorp Inc.	2,024	91
	OceanFirst Financial Corp.	4,308	89
	First Interstate BancSystem Inc. Class A	2,529	88
	Hingham Institution for Savings	304	86
	Mercantile Bank Corp.	1,725	86
	Peoples Bancorp Inc.	2,446	86
	Northfield Bancorp Inc.	6,319	85
	First Hawaiian Inc.	3,039	84
	American Financial Group Inc.	564	83
	First Financial Bancorp	2,710	80
	NBT Bancorp Inc.	1,570	79
	Reinsurance Group of America Inc.	346	79
5

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	City Holding Co.	597	78
	Diamond Hill Investment Group Inc.	439	73
	Cboe Global Markets Inc.	309	67
	Stock Yards Bancorp Inc.	855	65
*	Coastal Financial Corp.	797	61
	Navient Corp.	3,869	60
	Community Trust Bancorp Inc.	960	57
*	Texas Capital Bancshares Inc.	596	53
	Northwest Bancshares Inc.	3,405	50
	Nelnet Inc. Class A	371	40
			44,965
Health Care (10.0%)
	HCA Healthcare Inc.	4,321	1,414
	Gilead Sciences Inc.	14,834	1,373
	Merck & Co. Inc.	10,839	1,102
	Johnson & Johnson	6,944	1,076
	Bristol-Myers Squibb Co.	15,453	915
	AbbVie Inc.	4,552	833
*	Collegium Pharmaceutical Inc.	12,651	386
*	United Therapeutics Corp.	1,020	378
*	Lantheus Holdings Inc.	4,219	377
	Cardinal Health Inc.	2,816	344
*	Globus Medical Inc. Class A	3,716	318
*	Tenet Healthcare Corp.	2,006	286
	Cigna Group	845	285
	ResMed Inc.	1,115	278
*	Community Health Systems Inc.	80,630	277
*	DaVita Inc.	1,618	269
*	Medpace Holdings Inc.	741	252
*	Alkermes plc	8,645	251
*	AdaptHealth Corp.	24,931	250
	Universal Health Services Inc. Class B	1,195	245
*	Amneal Pharmaceuticals Inc.	29,534	244
	Embecta Corp.	11,371	237
*	Supernus Pharmaceuticals Inc.	6,456	236
*	Catalyst Pharmaceuticals Inc.	10,602	234
	Phibro Animal Health Corp. Class A	9,977	233
*	Exelixis Inc.	6,340	231
*	Innoviva Inc.	11,692	222
*	Pediatrix Medical Group Inc.	14,703	220
	Organon & Co.	13,120	208
	SIGA Technologies Inc.	27,818	203
	HealthStream Inc.	5,810	192
*	Omnicell Inc.	4,130	192
*	Owens & Minor Inc.	13,992	189
	LeMaitre Vascular Inc.	1,727	185
*	Protagonist Therapeutics Inc.	3,953	173
*	Halozyme Therapeutics Inc.	3,343	161
	Eli Lilly & Co.	195	155
	Baxter International Inc.	4,468	151
*	Zimvie Inc.	9,818	145
*	Hims & Hers Health Inc.	4,193	135
*	AngioDynamics Inc.	18,545	129
*	CareDx Inc.	5,080	125
*	Orthofix Medical Inc.	6,393	125
*	Harmony Biosciences Holdings Inc.	3,459	120
	Dentsply Sirona Inc.	5,869	115
	National HealthCare Corp.	911	114
*	Inogen Inc.	11,585	113
*	Doximity Inc. Class A	2,111	112
*	ADMA Biologics Inc.	5,060	102
*	Avanos Medical Inc.	5,209	100
*	Corcept Therapeutics Inc.	1,733	100
*	Castle Biosciences Inc.	3,294	100
	Viatris Inc.	6,591	86
*	Incyte Corp.	1,142	85
	Premier Inc. Class A	3,702	85
*	Kiniksa Pharmaceuticals International plc	3,681	81
*	CorVel Corp.	220	80
6

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Tactile Systems Technology Inc.	4,113	80
*	UFP Technologies Inc.	220	71
*	Inmode Ltd.	2,739	54
			16,832
Industrials (17.1%)
	American Express Co.	4,246	1,294
*	Fiserv Inc.	5,673	1,254
*	PayPal Holdings Inc.	14,452	1,254
	3M Co.	8,987	1,200
	CRH plc	10,299	1,053
	Synchrony Financial	13,489	911
	Lockheed Martin Corp.	1,647	872
	EMCOR Group Inc.	1,098	560
	Trane Technologies plc	1,307	544
	Cintas Corp.	2,302	520
*	Builders FirstSource Inc.	2,576	480
	Argan Inc.	2,967	463
	RTX Corp.	3,743	456
*	IES Holdings Inc.	1,405	435
	Boise Cascade Co.	2,810	415
	Matson Inc.	2,707	415
	Louisiana-Pacific Corp.	3,249	384
	Acuity Brands Inc.	1,184	380
*	Masterbrand Inc.	20,593	356
	Kelly Services Inc. Class A	24,140	354
	Allison Transmission Holdings Inc.	2,925	347
	United Rentals Inc.	398	345
*	BrightView Holdings Inc.	19,793	338
	FedEx Corp.	1,105	334
	Owens Corning	1,581	325
*	Teekay Corp. Ltd.	43,967	324
	Cummins Inc.	853	320
	Genco Shipping & Trading Ltd.	20,072	319
[1]	CompoSecure Inc. Class A	19,470	311
*	American Woodmark Corp.	3,326	302
	Caterpillar Inc.	738	300
	Comfort Systems USA Inc.	595	294
	Fidelity National Information Services Inc.	3,375	288
*	GMS Inc.	2,820	283
	Apogee Enterprises Inc.	3,216	271
	Ryder System Inc.	1,583	267
*	Corpay Inc.	698	266
	Parker-Hannifin Corp.	377	265
	Heidrick & Struggles International Inc.	5,704	263
	Bel Fuse Inc. Class B	3,247	260
	Patrick Industries Inc.	1,929	259
*	Mohawk Industries Inc.	1,850	257
	Griffon Corp.	3,026	255
	Carlisle Cos. Inc.	543	248
	Applied Industrial Technologies Inc.	898	247
	Brink's Co.	2,468	239
	Ennis Inc.	11,086	236
	Teekay Tankers Ltd. Class A	5,692	229
*	Payoneer Global Inc.	20,807	227
	Moog Inc. Class A	1,011	224
	Ardmore Shipping Corp.	19,720	220
	REV Group Inc.	7,018	218
	Barrett Business Services Inc.	4,960	213
	Deluxe Corp.	9,211	213
	General Electric Co.	1,144	208
*	TopBuild Corp.	511	200
	ADT Inc.	25,144	192
*	Sterling Infrastructure Inc.	873	170
	Esab Corp.	1,296	167
	Safe Bulkers Inc.	42,347	164
	International Seaways Inc.	3,829	149
	Scorpio Tankers Inc.	2,906	147
	Western Union Co.	13,137	145
	DHT Holdings Inc.	15,385	145
7

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Euronet Worldwide Inc.	1,365	144
	United States Lime & Minerals Inc.	919	141
	Valmont Industries Inc.	397	138
*	Tutor Perini Corp.	5,033	137
	Terex Corp.	2,466	135
	Graphic Packaging Holding Co.	4,162	125
*	WEX Inc.	665	125
	Snap-on Inc.	334	123
	Dorian LPG Ltd.	4,983	122
	Covenant Logistics Group Inc.	2,088	121
*	ACI Worldwide Inc.	2,085	118
*	Knife River Corp.	1,120	116
	WW Grainger Inc.	94	113
*	DXP Enterprises Inc.	1,482	109
	CRA International Inc.	545	106
*	Gibraltar Industries Inc.	1,447	105
	AAON Inc.	760	104
	Crown Holdings Inc.	1,123	103
	LSI Industries Inc.	4,783	98
	Quanex Building Products Corp.	3,255	97
	Flowserve Corp.	1,543	94
	Miller Industries Inc.	1,231	91
*	Gates Industrial Corp. plc	4,059	90
	Westinghouse Air Brake Technologies Corp.	443	89
	RPM International Inc.	637	88
	Curtiss-Wright Corp.	227	85
*	Itron Inc.	721	85
	Mueller Water Products Inc. Class A	3,364	84
	Preformed Line Products Co.	600	82
	Federal Signal Corp.	820	80
*	ASGN Inc.	879	80
	Installed Building Products Inc.	347	79
	Wabash National Corp.	3,997	79
	ICF International Inc.	550	76
	Costamare Inc.	5,712	75
	Watsco Inc.	132	73
*	NCR Atleos Corp.	2,057	67
	Packaging Corp. of America	264	66
*	Donnelley Financial Solutions Inc.	1,083	65
	Maximus Inc.	853	64
*	Target Hospitality Corp.	7,664	63
	Kforce Inc.	1,003	60
	Franklin Electric Co. Inc.	516	56
*	Hudson Technologies Inc.	8,628	51
	Napco Security Technologies Inc.	1,292	51
*	Conduent Inc.	11,157	42
	Nordic American Tankers Ltd.	14,322	38
*	Cross Country Healthcare Inc.	2,792	30
			28,957
Real Estate (0.4%)
	Newmark Group Inc. Class A	34,497	534
*	GEO Group Inc.	4,482	128
			662
Technology (8.5%)
	Meta Platforms Inc. Class A	2,282	1,311
	International Business Machines Corp.	5,219	1,187
	QUALCOMM Inc.	7,056	1,119
	NVIDIA Corp.	7,052	975
	Alphabet Inc. Class C	5,280	900
	Alphabet Inc. Class A	4,025	680
	NetApp Inc.	3,694	453
	Jabil Inc.	3,160	429
*	Kyndryl Holdings Inc.	11,766	408
*	F5 Inc.	1,564	392
	Dell Technologies Inc. Class C	2,687	343
*	Daktronics Inc.	21,643	333
	HP Inc.	9,386	333
	Gen Digital Inc. (XNGS)	10,422	322
	Hewlett Packard Enterprise Co.	14,868	315
8

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Photronics Inc.	12,458	310
	KLA Corp.	469	303
*	Insight Enterprises Inc.	1,915	300
	Leidos Holdings Inc.	1,764	292
*	CommVault Systems Inc.	1,574	270
*	OneSpan Inc.	14,309	259
*	ScanSource Inc.	4,810	242
	PC Connection Inc.	3,104	225
	Benchmark Electronics Inc.	4,625	224
	TD SYNNEX Corp.	1,859	221
*	Cirrus Logic Inc.	1,992	208
	Monolithic Power Systems Inc.	316	179
	Amkor Technology Inc.	6,665	176
*	Diebold Nixdorf Inc.	3,609	167
*	Pure Storage Inc. Class A	2,852	151
*	E2open Parent Holdings Inc.	49,654	151
*	ePlus Inc.	1,742	141
	Pegasystems Inc.	1,027	98
	Cognizant Technology Solutions Corp. Class A	1,110	89
	Clear Secure Inc. Class A	3,406	88
*	Arrow Electronics Inc.	724	87
*	DXC Technology Co.	3,826	86
*	NetScout Systems Inc.	3,773	83
*	CACI International Inc. Class A	163	75
*	PubMatic Inc. Class A	4,731	75
	Hackett Group Inc.	2,074	65
	Skyworks Solutions Inc.	738	65
*	Sanmina Corp.	735	58
*	GoDaddy Inc. Class A	277	55
*	Manhattan Associates Inc.	192	55
*	Grindr Inc.	3,569	54
*	Qorvo Inc.	676	47
			14,399
Telecommunications (3.0%)
	AT&T Inc.	55,926	1,295
	T-Mobile US Inc.	4,984	1,231
	Verizon Communications Inc.	25,593	1,135
	IDT Corp. Class B	8,382	433
	Motorola Solutions Inc.	747	373
*	Liberty Latin America Ltd. Class C	32,687	226
*	NETGEAR Inc.	8,198	202
	Spok Holdings Inc.	11,356	186
*	Liberty Latin America Ltd. Class A	7,807	54
			5,135
Utilities (0.0%)
*	Enviri Corp.	5,765	43
Total Common Stocks (Cost $127,688)			167,721
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $1,299)	12,992	1,299
Total Investments (99.9%) (Cost $128,987)			169,020
Other Assets and Liabilities—Net (0.1%)			94
Net Assets (100%)			169,114
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $234,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $250,000 was received for securities on loan.
9

U.S. Multifactor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	December 2024	45	1,362	23

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Multifactor Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $127,688)	167,721
Affiliated Issuers (Cost $1,299)	1,299
Total Investments in Securities	169,020
Investment in Vanguard	4
Cash Collateral Pledged—Futures Contracts	58
Receivables for Accrued Income	202
Receivables for Capital Shares Issued	182
Variation Margin Receivable—Futures Contracts	7
Total Assets	169,473
Liabilities
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	250
Payables for Capital Shares Redeemed	94
Payables to Vanguard	12
Total Liabilities	359
Net Assets	169,114
1 Includes $234,000 of securities on loan.
At November 30, 2024, net assets consisted of:

Paid-in Capital	125,978
Total Distributable Earnings (Loss)	43,136
Net Assets	169,114

Net Assets
Applicable to 3,708,824 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	169,114
Net Asset Value Per Share	$45.60

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Multifactor Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Dividends[1]	2,205
Interest[2]	72
Securities Lending—Net	1
Total Income	2,278
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25
Management and Administrative	108
Marketing and Distribution	5
Custodian Fees	6
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	25
Trustees’ Fees and Expenses	—
Professional Services	15
Total Expenses	215
Expenses Paid Indirectly	(1)
Net Expenses	214
Net Investment Income	2,064
Realized Net Gain (Loss)
Investment Securities Sold[2]	9,367
Futures Contracts	317
Realized Net Gain (Loss)	9,684
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	23,832
Futures Contracts	(22)
Change in Unrealized Appreciation (Depreciation)	23,810
Net Increase (Decrease) in Net Assets Resulting from Operations	35,558
1	Dividends are net of foreign withholding taxes of $9,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $69,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Multifactor Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,064	1,326
Realized Net Gain (Loss)	9,684	(1,381)
Change in Unrealized Appreciation (Depreciation)	23,810	2,215
Net Increase (Decrease) in Net Assets Resulting from Operations	35,558	2,160
Distributions
Total Distributions	(1,851)	(1,309)
Capital Share Transactions
Issued	96,657	28,467
Issued in Lieu of Cash Distributions	1,569	1,097
Redeemed	(39,580)	(20,463)
Net Increase (Decrease) from Capital Share Transactions	58,646	9,101
Total Increase (Decrease)	92,353	9,952
Net Assets
Beginning of Period	76,761	66,809
End of Period	169,114	76,761

See accompanying Notes, which are an integral part of the Financial Statements.
13

U.S. Multifactor Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$34.15	$33.75	$32.99	$25.47	$25.70
Investment Operations
Net Investment Income[1]	.699	.625	.680	.466	.382
Net Realized and Unrealized Gain (Loss) on Investments	11.397	.401	.725	7.485	(.214)
Total from Investment Operations	12.096	1.026	1.405	7.951	.168
Distributions
Dividends from Net Investment Income	(.646)	(.626)	(.645)	(.431)	(.398)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.646)	(.626)	(.645)	(.431)	(.398)
Net Asset Value, End of Period	$45.60	$34.15	$33.75	$32.99	$25.47
Total Return[2]	35.74%	3.19%	4.43%	31.39%	0.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$169	$77	$67	$48	$26
Ratio of Total Expenses to Average Net Assets	0.18%[3]	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.74%	1.91%	2.13%	1.48%	1.66%
Portfolio Turnover Rate	56%	50%	55%	62%	74%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.

See accompanying Notes, which are an integral part of the Financial Statements.
14

U.S. Multifactor Fund
Notes to Financial Statements
Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
15

U.S. Multifactor Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $4,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	78
Total Distributable Earnings (Loss)	(78)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	480
Undistributed Long-Term Gains	2,624
Net Unrealized Gains (Losses)	40,032
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	43,136
16

U.S. Multifactor Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,851	1,309
Long-Term Capital Gains	—	—
Total	1,851	1,309
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	128,988
Gross Unrealized Appreciation	43,324
Gross Unrealized Depreciation	(3,292)
Net Unrealized Appreciation (Depreciation)	40,032
F.	During the year ended November 30, 2024, the fund purchased $124,873,000 of investment securities and sold $66,062,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $1,883,000 and sales were $1,530,000, resulting in net realized gain of $36,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2024 Shares (000)	2023 Shares (000)
Issued	2,405	866
Issued in Lieu of Cash Distributions	40	34
Redeemed	(984)	(631)
Net Increase (Decrease) in Shares Outstanding	1,461	269
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Wellington Fund and Shareholders of Vanguard U.S. Multifactor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard U.S. Multifactor Fund (one of the funds constituting Vanguard Wellington Fund, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
18

Tax information (unaudited)
For corporate shareholders, 93.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $1,396,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $25,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $78,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q5160 012025
19

Financial Statements
For the year ended November 30, 2024
Vanguard Short-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	45
Tax information	46

Short-Term Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.3%)
Alabama (0.9%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	60	62
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	525	544
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	370	375
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	105	109
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	195	201
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	445	470
Alabama GO	5.000%	8/1/27	95	98
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	220	230
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,025	1,092
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	275	305
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	130	146
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/25	405	406
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	160	160
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	245	257
Jefferson County AL Sewer Revenue	5.000%	10/1/27	100	106
Jefferson County AL Sewer Revenue	5.000%	10/1/28	100	107
Jefferson County AL Sewer Revenue	5.000%	10/1/29	100	109
Jefferson County AL Sewer Revenue	5.000%	10/1/30	240	265
				5,042
Arizona (1.3%)
Arizona COP, ETM	5.000%	10/1/25	350	356
Arizona COP, ETM	5.000%	10/1/26	80	83
Arizona COP, ETM	5.000%	10/1/27	250	267
Arizona COP, ETM	5.000%	10/1/28	625	681
Arizona COP, ETM	5.000%	10/1/29	25	28
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	45	47
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/27	35	37
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	105	113
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	130	146
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	60	68
Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	605	643
Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	170	184
Arizona Lottery Revenue, ETM	5.000%	7/1/28	15	16
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	665	668
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	70	71
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	1,000	1,001
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	130	130
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/25	115	115
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	110	110
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	200	200
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	40	42
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	170	170
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	65	67
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	150	157
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	195	204
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	100	104
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	150	169
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/25	225	225
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	200	205
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	35	37
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	195	205
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	105	112
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	115	123
1

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	505	539
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	100	108
					7,431
Arkansas (0.1%)
	Little Rock AR Water Reclamation System Sewer Revenue, Prere.	3.500%	4/1/25	160	160
	Pulaski County Public Facilities Board Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/24	500	500
					660
California (15.8%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	50	49
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	120	100
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	100	106
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	260	282
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	310	317
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	135	150
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	275	281
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	25	28
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	400	398
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	300	286
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	110	117
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	205	229
	California Department of Water Resources Water Revenue	5.000%	12/1/24	255	255
	California Department of Water Resources Water Revenue	5.000%	12/1/25	140	140
	California Department of Water Resources Water Revenue	5.000%	12/1/27	170	183
	California Department of Water Resources Water Revenue	5.000%	12/1/28	155	162
	California Department of Water Resources Water Revenue	5.000%	12/1/29	200	209
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	365	365
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	370	370
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	340	340
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	210	210
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	50	56
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	75	77
	California GO	4.000%	12/1/24	270	270
	California GO	5.000%	12/1/24	100	100
	California GO	5.000%	3/1/25	105	106
	California GO	5.000%	4/1/25	85	86
	California GO	5.000%	8/1/25	180	183
	California GO	5.000%	8/1/25	205	208
	California GO	5.000%	8/1/25	275	279
	California GO	5.000%	9/1/25	100	102
	California GO	5.000%	9/1/25	100	102
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	9/1/25	55	56
	California GO	5.000%	9/1/25	30	31
	California GO	5.000%	9/1/25	525	534
	California GO	4.000%	10/1/25	1,000	1,011
	California GO	5.000%	10/1/25	280	285
	California GO	5.000%	10/1/25	25	25
	California GO	5.000%	10/1/25	250	255
	California GO	5.000%	10/1/25	310	316
	California GO	4.000%	11/1/25	15	15
	California GO	5.000%	11/1/25	115	117
	California GO	5.000%	11/1/25	235	240
	California GO	5.000%	11/1/25	120	122
	California GO	5.000%	11/1/25	300	306
	California GO	3.250%	2/1/26	100	100
	California GO	5.000%	3/1/26	150	151
	California GO	5.000%	4/1/26	290	299
	California GO	5.000%	4/1/26	50	51
	California GO	3.875%	8/1/26	500	508
	California GO	5.000%	8/1/26	165	171
	California GO	5.000%	8/1/26	325	329
	California GO	5.000%	8/1/26	205	213
	California GO	5.000%	8/1/26	100	104
	California GO	5.000%	8/1/26	500	519
	California GO	5.000%	9/1/26	150	156
	California GO	5.000%	9/1/26	200	208
	California GO	5.000%	9/1/26	100	104
	California GO	5.000%	9/1/26	200	208
2

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/26	1,000	1,040
	California GO	4.000%	10/1/26	75	77
	California GO	5.000%	10/1/26	35	36
	California GO	5.000%	10/1/26	415	432
	California GO	5.000%	10/1/26	260	268
	California GO	5.000%	10/1/26	100	104
	California GO	4.000%	11/1/26	245	251
	California GO	5.000%	11/1/26	200	209
	California GO	5.000%	11/1/26	225	235
	California GO	5.000%	12/1/26	1,060	1,109
[2]	California GO	5.000%	2/1/27	180	189
	California GO	5.000%	3/1/27	250	251
	California GO	5.000%	3/1/27	350	352
	California GO	5.000%	4/1/27	10	11
	California GO	5.000%	4/1/27	370	390
	California GO	3.500%	8/1/27	105	107
	California GO	5.000%	8/1/27	515	534
	California GO	5.000%	8/1/27	250	259
	California GO	5.000%	8/1/27	35	37
	California GO	5.000%	8/1/27	500	531
	California GO	4.000%	9/1/27	1,085	1,124
	California GO	5.000%	9/1/27	1,005	1,044
	California GO	5.000%	9/1/27	250	266
	California GO	5.000%	10/1/27	145	155
	California GO	5.000%	10/1/27	250	267
	California GO	5.000%	10/1/27	160	171
	California GO	4.000%	11/1/27	220	220
	California GO	5.000%	11/1/27	335	358
	California GO	5.000%	11/1/27	205	219
	California GO	5.000%	11/1/27	10	11
	California GO	5.000%	12/1/27	385	412
	California GO	5.000%	4/1/28	670	722
	California GO	5.000%	8/1/28	750	777
	California GO	5.000%	8/1/28	135	140
	California GO	5.000%	8/1/28	270	286
	California GO	5.000%	8/1/28	40	40
	California GO	5.000%	8/1/28	225	239
	California GO	5.000%	8/1/28	190	206
	California GO	5.000%	8/1/28	670	727
	California GO	4.000%	9/1/28	115	117
	California GO	5.000%	9/1/28	505	524
	California GO	5.000%	9/1/28	155	161
	California GO	5.000%	9/1/28	95	103
	California GO	5.000%	9/1/28	1,200	1,304
	California GO	5.000%	10/1/28	245	266
	California GO	5.000%	10/1/28	235	256
	California GO	5.000%	10/1/28	570	620
	California GO	4.000%	11/1/28	100	100
	California GO	5.000%	11/1/28	115	123
	California GO	5.000%	11/1/28	115	125
	California GO	5.000%	11/1/28	450	490
	California GO	3.000%	3/1/29	90	90
	California GO	3.000%	3/1/29	215	215
	California GO	5.000%	4/1/29	530	582
	California GO	5.000%	4/1/29	250	274
	California GO	3.000%	8/1/29	5	5
	California GO	5.000%	8/1/29	295	305
	California GO	5.000%	8/1/29	165	175
	California GO	5.000%	8/1/29	250	253
	California GO	5.000%	8/1/29	180	186
	California GO	5.000%	8/1/29	70	76
	California GO	5.000%	8/1/29	315	333
	California GO	5.000%	8/1/29	105	111
	California GO	5.000%	8/1/29	740	817
	California GO	5.000%	8/1/29	5	5
	California GO	5.000%	9/1/29	155	161
	California GO	5.000%	9/1/29	105	109
	California GO	5.000%	9/1/29	135	149
	California GO	5.000%	10/1/29	165	183
	California GO	5.000%	10/1/29	310	319
3

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/29	210	228
	California GO	5.000%	10/1/29	5	6
	California GO	5.000%	10/1/29	200	222
	California GO	5.000%	10/1/29	50	50
	California GO	5.000%	11/1/29	220	234
	California GO	5.000%	11/1/29	525	582
	California GO	5.000%	12/1/29	355	394
	California GO	5.000%	3/1/30	350	351
	California GO	5.000%	3/1/30	310	346
	California GO	5.000%	4/1/30	10	11
	California GO	5.000%	4/1/30	320	358
	California GO	5.000%	4/1/30	125	140
	California GO	5.000%	8/1/30	405	419
	California GO	5.000%	8/1/30	440	465
	California GO	5.000%	8/1/30	395	417
	California GO	5.000%	8/1/30	435	469
	California GO	5.000%	8/1/30	225	253
	California GO	5.000%	9/1/30	125	129
	California GO	5.000%	9/1/30	60	68
	California GO	5.000%	9/1/30	300	338
	California GO	5.000%	9/1/30	200	225
	California GO	5.000%	10/1/30	100	110
	California GO	5.000%	10/1/30	375	423
	California GO	5.000%	10/1/30	260	293
	California GO	5.000%	11/1/30	120	135
	California GO	5.000%	3/1/31	110	122
	California GO	5.000%	4/1/31	125	142
	California GO	5.000%	4/1/31	290	329
	California GO	5.000%	4/1/31	235	257
	California GO	5.000%	4/1/31	120	131
	California GO	4.000%	8/1/31	235	239
	California GO	5.000%	8/1/31	200	228
	California GO	5.000%	8/1/31	635	724
	California GO	5.000%	9/1/31	275	314
	California GO	5.000%	9/1/31	1,000	1,142
	California GO	5.000%	9/1/31	400	457
	California GO	5.000%	10/1/31	260	286
	California GO	5.000%	11/1/31	235	254
	California GO	5.000%	11/1/31	180	203
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	705	754
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	685	739
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	115	124
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	4/1/28	100	108
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	170	171
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	35	36
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	60	61
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	150	159
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	30	32
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	45	46
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	10	10
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	145	146
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	300	312
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	95	99
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	460	464
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	335	357
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	145	157
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	195	207
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	250	278
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	115	129
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	610	691
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	100	100
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	100	102
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	120	123
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	100	104
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	500	521
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	110	117
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	100	107
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	155	168
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	500	543
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	120	131
4

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	130	144
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	110	124
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	680	777
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	10	10
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	15	16
	California State University College & University Revenue	5.000%	11/1/25	300	307
	California State University College & University Revenue	5.000%	11/1/25	50	51
	California State University College & University Revenue	5.000%	11/1/26	180	184
	California State University College & University Revenue	5.000%	11/1/28	115	122
	California State University College & University Revenue	5.000%	11/1/29	45	48
	California State University College & University Revenue	5.000%	11/1/30	320	330
	California State University College & University Revenue	5.000%	11/1/31	95	100
	California State University College & University Revenue	5.000%	11/1/31	395	407
	California State University College & University Revenue PUT	0.550%	11/1/26	75	71
	California State University College & University Revenue PUT	3.125%	11/1/26	250	250
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	1,150	1,159
[1]	Coast Community College District GO	0.000%	8/1/28	245	221
	Coast Community College District GO, Prere.	5.000%	8/15/25	385	391
	Coast Community College District GO, Prere.	4.500%	8/1/27	110	116
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	100	101
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/26	90	91
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	40	40
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	120	121
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	65	66
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	35	35
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	194
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	92
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	130	116
	Glendale Unified School District GO, Prere.	4.000%	9/1/25	45	45
	Los Angeles CA Community College District GO	5.000%	8/1/25	95	96
	Los Angeles CA Community College District GO	5.000%	8/1/25	105	107
	Los Angeles CA Community College District GO	5.000%	8/1/25	200	203
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	119
	Los Angeles CA Community College District GO	5.000%	8/1/26	130	135
	Los Angeles CA Community College District GO	5.000%	8/1/26	100	104
	Los Angeles CA Community College District GO	5.000%	8/1/27	330	353
	Los Angeles CA Community College District GO	5.000%	8/1/28	115	126
	Los Angeles CA Community College District GO	5.000%	8/1/29	100	111
	Los Angeles CA Community College District GO	5.000%	8/1/29	500	557
	Los Angeles CA Community College District GO	5.000%	8/1/30	275	313
	Los Angeles CA Unified School District GO	5.000%	7/1/25	100	101
	Los Angeles CA Unified School District GO	5.000%	7/1/25	465	471
	Los Angeles CA Unified School District GO	5.000%	7/1/25	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/25	215	218
	Los Angeles CA Unified School District GO	5.000%	7/1/25	260	264
	Los Angeles CA Unified School District GO	5.000%	7/1/26	85	86
	Los Angeles CA Unified School District GO	5.000%	7/1/26	680	707
	Los Angeles CA Unified School District GO	5.000%	7/1/26	160	166
	Los Angeles CA Unified School District GO	5.000%	7/1/27	160	171
	Los Angeles CA Unified School District GO	5.000%	7/1/27	435	464
	Los Angeles CA Unified School District GO	5.000%	7/1/27	180	192
	Los Angeles CA Unified School District GO	5.000%	7/1/28	125	135
	Los Angeles CA Unified School District GO	5.000%	7/1/28	215	235
	Los Angeles CA Unified School District GO	5.000%	7/1/28	40	44
	Los Angeles CA Unified School District GO	5.000%	7/1/28	200	207
	Los Angeles CA Unified School District GO	5.000%	7/1/28	500	546
	Los Angeles CA Unified School District GO	5.000%	7/1/29	200	215
	Los Angeles CA Unified School District GO	5.000%	7/1/29	185	206
	Los Angeles CA Unified School District GO	5.000%	7/1/29	300	334
	Los Angeles CA Unified School District GO	5.000%	7/1/30	350	376
	Los Angeles CA Unified School District GO	5.000%	7/1/30	165	188
	Los Angeles CA Unified School District GO	5.000%	7/1/30	300	341
	Los Angeles CA Unified School District GO	3.000%	7/1/31	50	50
	Los Angeles CA Unified School District GO	5.000%	7/1/31	715	827
	Los Angeles CA Unified School District GO	5.000%	7/1/31	200	231
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	300	303
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	235	244
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	60	65
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	85	93
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	15	15
5

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	70	73
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	145	155
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	45	50
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	230	260
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	150	163
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	80	90
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	35	39
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	75	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	195	199
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	145	150
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	205	213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	75	78
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	60	60
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	225	245
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	120	134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	100	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	50	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	300	300
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	260	278
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	245	265
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	105	122
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	275	287
	Los Angeles Unified School District GO	2.000%	7/1/29	65	61
	Los Rios Community College District GO	3.000%	8/1/25	160	160
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	260	264
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	465	461
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	190	203
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	200	203
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	135	149
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	295	318
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	340	378
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	715	725
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	300	308
	Oxnard Union High School District GO, Prere.	5.000%	8/1/26	10	10
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	570	583
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	125	127
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	100	102
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	210	235
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	195	203
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	200	204
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	5	5
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	600	613
	San Diego CA Unified School District GO	5.000%	7/1/25	200	203
	San Diego CA Unified School District GO	5.000%	7/1/26	215	218
[1]	San Diego CA Unified School District GO	5.500%	7/1/26	5	5
[1]	San Diego CA Unified School District GO	5.500%	7/1/27	50	54
	San Diego CA Unified School District GO	5.000%	7/1/28	200	219
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	175	193
	San Diego CA Unified School District GO	4.000%	7/1/29	145	148
	San Diego CA Unified School District GO	5.000%	7/1/29	105	117
	San Diego CA Unified School District GO	0.000%	7/1/30	60	51
	San Diego CA Unified School District GO	0.000%	7/1/31	10	8
	San Diego CA Unified School District GO	4.000%	7/1/31	170	173
	San Diego Community College District GO, Prere.	4.000%	8/1/26	340	348
	San Diego Community College District GO, Prere.	5.000%	8/1/26	70	73
	San Diego Community College District GO, Prere.	5.000%	8/1/26	230	239
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	320	323
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	130	131
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	160	166
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	215	224
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	155	161
	San Francisco CA City & County GO	5.000%	6/15/25	105	106
	San Francisco CA City & County GO	5.000%	6/15/27	240	256
	San Francisco CA City & County GO	5.000%	6/15/29	35	39
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	45	45
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	25	26
6

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	120	126
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	100	107
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	140	154
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	105	118
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	100	105
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	240	239
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	50	50
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	95	96
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	200	203
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	1,135	1,152
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/25	55	55
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	10	11
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	6/1/26	55	56
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	30	30
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	180	180
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	50	49
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	50	57
	University of California College & University Revenue	5.000%	5/15/25	150	152
	University of California College & University Revenue	5.000%	5/15/26	155	157
	University of California College & University Revenue	5.000%	5/15/26	75	78
	University of California College & University Revenue	5.000%	5/15/26	200	207
	University of California College & University Revenue	5.000%	5/15/26	250	259
	University of California College & University Revenue	5.000%	5/15/27	70	71
	University of California College & University Revenue	5.000%	5/15/27	85	90
	University of California College & University Revenue	5.000%	5/15/28	170	185
	University of California College & University Revenue	3.250%	5/15/29	75	75
	University of California College & University Revenue	5.000%	5/15/29	145	161
	University of California College & University Revenue	5.000%	5/15/29	190	201
	University of California College & University Revenue	5.000%	5/15/29	205	228
	University of California College & University Revenue	5.000%	5/15/30	115	122
	University of California College & University Revenue	5.000%	5/15/31	500	575
	University of California College & University Revenue (Limited Project)	5.000%	5/15/25	50	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/26	215	217
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	230	232
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	75	76
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	130	131
	University of California College & University Revenue (Limited Project)	5.000%	5/15/30	100	101
	University of Cincinnati College & University Revenue	5.000%	5/15/29	310	345
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	100	105
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	400	424
					88,384
Colorado (0.9%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	80	80
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	320	355
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	25	26
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	240	249
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	460	462
	Colorado COP	5.000%	12/15/30	100	112
	Colorado COP	5.000%	12/15/31	320	344
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/30	30	34
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	115	117
	Denver City & County School District No. 1 GO	5.000%	12/1/24	25	25
	Denver City & County School District No. 1 GO	5.000%	12/1/25	185	189
	Denver City & County School District No. 1 GO	4.000%	12/1/26	275	278
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	380	387
	Denver CO City & County GO	5.000%	8/1/28	100	108
	Denver CO City & County GO	5.000%	8/1/29	145	160
	Denver CO City & County GO	5.000%	8/1/30	60	67
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	110	94
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	130	108
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	100	92
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	420	455
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	250	267
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	170	181
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	100	109
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	175	194
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	100	104
7

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	115	120
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	25	26
				4,743
Connecticut (3.4%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	35	35
Connecticut GO	5.000%	4/15/25	35	35
Connecticut GO	5.000%	5/15/25	50	50
Connecticut GO	5.000%	8/1/25	100	101
Connecticut GO	5.000%	9/15/25	300	305
Connecticut GO	5.000%	1/15/26	150	154
Connecticut GO	5.000%	4/15/26	100	103
Connecticut GO	5.000%	4/15/26	100	103
Connecticut GO	5.000%	5/15/26	185	191
Connecticut GO	5.000%	8/1/26	100	104
Connecticut GO	5.000%	10/15/26	45	47
Connecticut GO	5.000%	11/15/26	125	127
Connecticut GO	5.000%	11/15/26	500	520
Connecticut GO	4.000%	1/15/27	80	82
Connecticut GO	4.000%	1/15/27	100	103
Connecticut GO	5.000%	4/15/27	145	153
Connecticut GO	5.000%	4/15/27	60	63
Connecticut GO	5.000%	5/15/27	45	46
Connecticut GO	5.000%	6/15/27	25	25
Connecticut GO	5.000%	9/15/27	80	85
Connecticut GO	4.000%	1/15/28	110	114
Connecticut GO	4.000%	1/15/28	125	130
Connecticut GO	5.000%	1/15/28	60	64
Connecticut GO	5.000%	4/15/28	270	290
Connecticut GO	5.000%	4/15/28	250	269
Connecticut GO	5.000%	11/15/28	80	87
Connecticut GO	5.000%	11/15/28	265	288
Connecticut GO	4.000%	1/15/29	325	341
Connecticut GO	5.000%	1/15/29	120	131
Connecticut GO	5.000%	4/15/29	350	383
Connecticut GO	3.250%	11/15/29	65	65
Connecticut GO	5.000%	11/15/29	260	287
Connecticut GO	4.000%	1/15/30	220	233
Connecticut GO	5.000%	4/15/30	150	164
Connecticut GO	5.000%	9/15/30	40	45
Connecticut GO	5.000%	11/15/30	145	163
Connecticut GO	4.000%	1/15/31	65	69
Connecticut GO	5.000%	1/15/31	160	177
Connecticut GO	5.000%	1/15/31	460	518
Connecticut GO	5.000%	4/15/31	300	327
Connecticut GO	5.000%	9/15/31	85	97
Connecticut GO	5.000%	11/15/31	110	125
Connecticut GO	5.000%	11/15/31	435	495
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	1/1/25	60	60
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	5/1/25	150	151
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/25	390	394
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/25	245	249
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	5/1/26	75	77
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/26	100	103
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/26	100	103
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/26	85	86
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/26	175	175
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	10/1/26	485	503
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	5/1/27	140	148
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/27	125	132
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/27	100	106
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/27	145	147
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/27	135	140
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	10/1/27	100	106
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	1/1/28	160	171
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	5/1/28	125	134
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/28	170	172
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/28	390	403
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/29	155	170
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/29	20	20
8

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/29	210	210
	Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	7/1/30	150	167
	Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/30	120	124
	Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/30	1,000	1,000
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,000	1,001
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	500	516
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	500	529
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	500	539
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	105	112
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	500	549
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	25	28
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	500	558
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	75	80
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	320	355
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	100	113
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	400	398
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	1,150	1,145
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	315	310
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	10	10
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	400	399
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	40	43
					19,230
Delaware (0.2%)
	Delaware GO	5.000%	1/1/27	85	89
	Delaware GO	5.000%	1/1/28	167	179
	Delaware GO	5.000%	3/1/29	555	609
	Delaware GO	5.000%	3/1/31	170	193
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	105	118
					1,188
District of Columbia (1.5%)
	District of Columbia College & University Revenue	5.000%	4/1/30	30	31
	District of Columbia GO	5.000%	10/15/26	100	104
	District of Columbia GO	5.000%	10/15/27	50	53
	District of Columbia GO	5.000%	12/1/28	100	109
	District of Columbia GO	5.000%	6/1/29	370	407
	District of Columbia GO	5.000%	10/15/30	410	449
	District of Columbia GO	5.000%	6/1/31	385	404
	District of Columbia GO	5.000%	8/1/31	325	370
	District of Columbia GO	5.000%	10/15/31	250	273
	District of Columbia Income Tax Revenue	5.000%	10/1/25	180	183
	District of Columbia Income Tax Revenue	5.000%	12/1/25	90	92
	District of Columbia Income Tax Revenue	5.000%	10/1/26	285	297
	District of Columbia Income Tax Revenue	5.000%	12/1/26	95	99
	District of Columbia Income Tax Revenue	5.000%	10/1/27	320	341
	District of Columbia Income Tax Revenue	5.000%	12/1/27	90	96
	District of Columbia Income Tax Revenue	5.000%	10/1/28	65	71
	District of Columbia Income Tax Revenue	5.000%	3/1/29	235	258
	District of Columbia Income Tax Revenue	5.000%	10/1/29	85	94
	District of Columbia Income Tax Revenue	5.000%	10/1/29	5	6
	District of Columbia Income Tax Revenue	5.000%	12/1/29	210	233
	District of Columbia Income Tax Revenue	5.000%	3/1/30	255	281
	District of Columbia Income Tax Revenue	5.000%	10/1/30	130	146
	District of Columbia Income Tax Revenue	5.000%	10/1/30	100	113
	District of Columbia Income Tax Revenue	5.000%	3/1/31	325	357
	District of Columbia Income Tax Revenue	5.000%	10/1/31	100	114
	District of Columbia Income Tax Revenue	5.000%	10/1/31	395	451
	District of Columbia Income Tax Revenue	5.000%	10/1/31	320	365
	District of Columbia Income Tax Revenue	5.000%	12/1/31	120	137
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/30	65	54
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	500	532
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	10	11
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	50	53
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	260	276
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	1,000	1,056
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	130	145
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	155	175
					8,236
9

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida (2.9%)
	Broward County FL School District COP	5.000%	7/1/26	90	91
	Broward County FL School District COP	5.000%	7/1/27	475	502
	Broward County FL School District COP	5.000%	7/1/28	1,090	1,172
	Broward County FL School District COP	5.000%	7/1/30	100	111
	Broward County FL School District COP	5.000%	7/1/31	115	127
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	115	121
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	425	439
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	625	633
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	360	407
[1]	Duval County Public Schools COP	5.000%	7/1/25	100	101
[1]	Duval County Public Schools COP	5.000%	7/1/26	105	109
[1]	Duval County Public Schools COP	5.000%	7/1/27	170	179
[1]	Duval County Public Schools COP	5.000%	7/1/28	390	418
[1]	Duval County Public Schools COP	5.000%	7/1/29	265	289
[1]	Duval County Public Schools COP	5.000%	7/1/30	1,000	1,105
[1]	Duval County Public Schools COP	5.000%	7/1/31	145	160
	Florida Department of Management Services COP	5.000%	11/1/26	270	281
	Florida Department of Management Services COP	5.000%	11/1/27	75	80
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	51
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	305	323
	Florida GO	5.000%	6/1/26	75	78
	Florida GO	5.000%	6/1/27	270	285
	Florida GO	5.000%	6/1/29	290	319
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	360	361
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	270	276
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	150	155
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	100	103
	Florida Lottery Revenue	5.000%	7/1/25	50	51
	Florida Lottery Revenue	5.000%	7/1/25	150	152
	Florida Lottery Revenue	5.000%	7/1/27	520	550
	Florida Lottery Revenue	5.000%	7/1/28	265	287
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	170	176
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	75	77
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	305	315
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	35	36
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	125	132
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	30	32
[6]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	250	271
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	30	32
[6]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	100	112
[6]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	145	165
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	175	185
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	125	126
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	110	112
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	1,035	1,051
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	105	111
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	180	190
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	20	21
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	500	559
	Miami-Dade County School Board COP	5.000%	2/1/26	65	67
	Miami-Dade County School Board COP	5.000%	5/1/26	70	71
	Miami-Dade County School Board COP	5.000%	2/1/27	195	199
	Miami-Dade County School Board COP	5.000%	5/1/28	435	438
	Miami-Dade County School Board COP	4.000%	8/1/28	145	145
	Miami-Dade County School Board COP	5.000%	2/1/29	225	230
	Miami-Dade County School Board COP	4.000%	8/1/29	155	155
	Miami-Dade County School Board COP	5.000%	5/1/30	145	146
	Miami-Dade County School Board COP	5.000%	2/1/31	300	306
	Orange County School Board COP, Prere.	5.000%	8/1/25	215	218
	Orange County School Board COP, Prere.	5.000%	8/1/25	100	101
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	180	163
	Palm Beach County School District COP	5.000%	8/1/27	180	191
	Palm Beach County School District COP	5.000%	8/1/27	10	10
	Palm Beach County School District COP	5.000%	8/1/28	235	254
	Palm Beach County School District COP	5.000%	8/1/31	40	40
	Tampa Bay Water Revenue	4.000%	10/1/31	200	201
[4]	Tampa Bay Water Revenue, ETM	6.000%	10/1/29	215	242
					16,196
10

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia (2.0%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	150	152
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	240	263
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	315	351
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	125	126
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	45	45
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	35	37
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	245	247
[7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/30	500	561
[7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	500	568
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	75	76
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	95	96
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project), Prere.	4.000%	2/15/25	55	55
	Georgia GO	5.000%	7/1/25	100	101
	Georgia GO	5.000%	7/1/25	50	51
	Georgia GO	5.000%	7/1/25	100	101
	Georgia GO	5.000%	8/1/25	165	167
	Georgia GO	4.000%	1/1/26	100	101
	Georgia GO	5.000%	1/1/26	85	87
	Georgia GO	4.000%	2/1/26	165	165
	Georgia GO	5.000%	2/1/26	105	108
	Georgia GO	5.000%	2/1/26	60	62
	Georgia GO	5.000%	7/1/26	130	135
	Georgia GO	4.000%	1/1/27	100	103
	Georgia GO	5.000%	2/1/27	290	305
	Georgia GO	5.000%	7/1/27	75	79
	Georgia GO	5.000%	7/1/27	15	16
	Georgia GO	5.000%	7/1/27	55	58
	Georgia GO	5.000%	7/1/27	100	106
	Georgia GO	5.000%	8/1/27	220	234
	Georgia GO	4.000%	1/1/28	100	104
	Georgia GO	5.000%	2/1/28	285	300
	Georgia GO	4.000%	7/1/28	70	73
	Georgia GO	5.000%	7/1/28	430	466
	Georgia GO	5.000%	7/1/28	110	117
	Georgia GO	5.000%	8/1/28	230	249
	Georgia GO	3.000%	2/1/29	140	140
	Georgia GO	5.000%	2/1/29	250	262
	Georgia GO	4.000%	7/1/29	50	53
	Georgia GO	5.000%	7/1/29	10	11
	Georgia GO	5.000%	7/1/29	10	11
	Georgia GO	5.000%	8/1/29	50	55
	Georgia GO	5.000%	2/1/30	100	105
	Georgia GO	5.000%	7/1/30	420	462
	Georgia GO	5.000%	7/1/30	235	264
	Georgia GO	5.000%	7/1/31	75	82
	Georgia GO	5.000%	7/1/31	195	223
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.000%	1/1/25	15	15
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	75	76
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	250	258
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	270	285
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	105	113
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	135	148
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	215	240
	Gwinnett County School District GO	5.000%	8/1/27	285	303
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	75	75
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	640	705
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	300	331
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	440	493
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	410	417
					10,992
Hawaii (1.0%)
	Hawaii GO	5.000%	10/1/25	135	137
	Hawaii GO	5.000%	1/1/26	75	77
	Hawaii GO	4.000%	4/1/26	65	66
	Hawaii GO	5.000%	5/1/26	140	144
	Hawaii GO	5.000%	10/1/26	445	453
	Hawaii GO	5.000%	10/1/26	315	328
11

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	5.000%	5/1/27	200	211
	Hawaii GO	5.000%	8/1/27	350	350
	Hawaii GO	5.000%	10/1/27	120	125
	Hawaii GO	5.000%	10/1/27	50	52
	Hawaii GO	5.000%	5/1/28	50	53
	Hawaii GO	5.000%	1/1/29	210	224
	Hawaii GO	5.000%	10/1/29	95	99
	Hawaii GO	5.000%	1/1/30	235	251
	Hawaii GO	5.000%	10/1/30	20	21
	Hawaii GO	5.000%	1/1/31	145	154
	Hawaii GO	4.000%	5/1/31	135	138
	Hawaii GO	4.000%	10/1/31	125	127
	Hawaii GO	5.000%	10/1/31	105	111
	Hawaii GO, Prere.	5.000%	10/1/25	30	31
	Hawaii GO, Prere.	5.000%	10/1/25	175	178
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	115	118
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	225	234
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	150	158
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	540	568
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	120	129
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	150	164
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/29	265	286
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	100	111
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	335	372
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	100	108
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	110	122
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	40	45
					5,745
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	230	252
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	60	62
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/28	285	307
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	15	16
					637
Illinois (8.4%)
	Chicago IL GO	5.000%	1/1/25	130	130
	Chicago IL GO	5.000%	1/1/25	500	501
	Chicago IL GO	5.000%	1/1/26	150	152
	Chicago IL GO	5.000%	1/1/27	250	258
	Chicago IL GO	5.000%	1/1/28	155	162
	Chicago IL GO	0.000%	1/1/29	100	86
	Chicago IL GO	5.000%	1/1/29	150	158
	Chicago IL GO	5.000%	1/1/30	50	53
[4]	Chicago IL GO, ETM	0.000%	1/1/28	135	123
	Chicago IL GO, Prere.	5.250%	1/1/25	210	210
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	530	597
[7]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	195	195
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	95	95
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	210	215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	210
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	160	167
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	240	240
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	205	218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	75	79
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	375	376
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	105	107
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	65	70
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	155	168
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,010	1,011
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	200	220
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,300	1,302
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	250	279
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	250	282
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,930	1,933
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	300	317
	Cook County IL GO	4.000%	11/15/25	60	61
	Cook County IL GO	5.000%	11/15/25	265	270
12

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	4.000%	11/15/26	85	87
[1]	Cook County IL GO	5.000%	11/15/26	1,045	1,087
	Cook County IL GO	4.000%	11/15/27	615	633
	Cook County IL GO	5.000%	11/15/28	65	70
	Cook County IL GO	5.000%	11/15/29	860	942
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	325	351
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	585	657
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	340	353
	Illinois GO	5.000%	12/1/24	250	250
	Illinois GO	5.000%	2/1/25	500	501
	Illinois GO	5.000%	2/1/25	500	501
	Illinois GO	5.000%	3/1/25	90	90
	Illinois GO	5.000%	3/1/25	740	743
	Illinois GO	5.000%	3/1/25	600	602
	Illinois GO	5.000%	7/1/25	220	222
	Illinois GO	5.000%	11/1/25	220	224
	Illinois GO	5.000%	12/1/25	135	138
	Illinois GO	5.000%	2/1/26	150	150
	Illinois GO	5.000%	2/1/26	190	194
	Illinois GO	5.000%	2/1/26	1,125	1,149
	Illinois GO	5.000%	3/1/26	150	153
	Illinois GO	5.000%	3/1/26	150	153
	Illinois GO	5.000%	5/1/26	500	513
	Illinois GO	5.000%	7/1/26	265	273
	Illinois GO	5.000%	11/1/26	1,000	1,036
	Illinois GO	5.000%	2/1/27	265	276
	Illinois GO	5.000%	2/1/27	380	395
	Illinois GO	5.000%	3/1/27	245	255
	Illinois GO	5.000%	3/1/27	200	208
	Illinois GO	5.000%	5/1/27	300	301
	Illinois GO	5.000%	6/1/27	155	159
	Illinois GO	5.000%	7/1/27	125	131
	Illinois GO	5.000%	10/1/27	65	68
	Illinois GO	5.000%	10/1/27	50	53
	Illinois GO	5.000%	11/1/27	1,140	1,200
	Illinois GO	5.000%	2/1/28	1,050	1,089
	Illinois GO	5.000%	3/1/28	350	370
	Illinois GO	5.000%	3/1/28	235	249
	Illinois GO	5.000%	3/1/28	150	159
	Illinois GO	5.000%	5/1/28	100	106
	Illinois GO	5.000%	7/1/28	430	457
	Illinois GO	5.000%	10/1/28	190	203
	Illinois GO	5.000%	11/1/28	395	413
	Illinois GO	5.000%	12/1/28	25	26
	Illinois GO	5.000%	2/1/29	90	93
	Illinois GO	5.000%	2/1/29	115	123
	Illinois GO	5.000%	3/1/29	250	269
	Illinois GO	5.000%	5/1/29	100	108
	Illinois GO	5.000%	7/1/29	595	642
	Illinois GO	5.000%	10/1/29	100	106
	Illinois GO	5.000%	11/1/29	695	727
[1]	Illinois GO	4.000%	2/1/30	425	431
	Illinois GO	5.250%	2/1/30	100	100
	Illinois GO	5.000%	3/1/30	355	386
	Illinois GO	5.000%	5/1/30	100	109
	Illinois GO	5.500%	5/1/30	900	969
	Illinois GO	5.000%	7/1/30	380	415
[1]	Illinois GO	4.000%	2/1/31	145	147
	Illinois GO	5.000%	3/1/31	25	28
	Illinois GO	5.000%	5/1/31	520	573
	Illinois GO	5.000%	5/1/32	500	501
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	240	241
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	115	116
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	235	237
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	40	40
	Illinois Sales Tax Revenue	5.000%	6/15/30	140	154
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	1,225	1,227
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	200	200
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	180	180
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	160	164
13

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	130	133
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	135	138
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	150	157
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	345	361
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	105	110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	655	699
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	140	152
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	390	424
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	15	16
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	230	254
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	138
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	110	119
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	185	204
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	225	248
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	320	323
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	160	163
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	345	318
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	500	414
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/26	435	441
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/28	460	409
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	230	241
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	60	60
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	135	138
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	245	255
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	20	21
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	270	281
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	40	42
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	100	104
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/24	1,070	1,070
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	215	236
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	10	10
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	1,255	1,371
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	310	344
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	160	160
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	240	250
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	355	377
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	335	362
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	415	453
[1]	St Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/28	25	26
	Will County IL GO, Prere.	5.000%	11/15/25	75	76
					47,026
Indiana (0.3%)
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	285	291
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	25	26
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	105	109
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	135	141
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	305	329
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	305	336
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	100	100
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	315	326
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/27	235	219
					1,877
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	60	64
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	165	174
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	150	158
					396
Kansas (0.4%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	200	203
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	355	360
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	105	107
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	300	304
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	290	294
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	25	26
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/31	250	284
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	260	266
14

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	270	283
				2,127
Kentucky (0.4%)
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	260	265
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	325	338
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	260	270
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	205	213
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/27	595	632
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/28	70	76
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/29	60	66
Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	465	470
				2,330
Louisiana (0.4%)
East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	435	436
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	105	106
Louisiana GO	5.000%	8/1/26	25	26
Louisiana GO	5.000%	8/1/27	90	93
Louisiana GO	5.000%	8/1/28	215	222
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	100	105
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	160	167
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	5/15/26	110	113
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	720	720
				1,988
Maryland (2.5%)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	45	46
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	80	81
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	520	520
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	125	130
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	140	146
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	160	170
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	80	83
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	210	224
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	255	254
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	75	79
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	175	182
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	115	115
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/31	150	136
Maryland GO	5.000%	8/1/25	445	451
Maryland GO	5.000%	8/1/25	300	304
Maryland GO	5.000%	8/1/25	295	299
Maryland GO	5.000%	3/15/26	110	113
Maryland GO	5.000%	3/15/26	245	252
Maryland GO	5.000%	3/15/26	125	129
Maryland GO	5.000%	6/1/26	85	85
Maryland GO	3.000%	8/1/26	120	120
Maryland GO	5.000%	8/1/26	190	197
Maryland GO	5.000%	8/1/26	55	57
Maryland GO	5.000%	8/1/26	100	104
Maryland GO	5.000%	3/1/27	80	84
Maryland GO	5.000%	3/15/27	280	295
Maryland GO	5.000%	3/15/27	160	168
Maryland GO	5.000%	3/15/27	80	84
Maryland GO	4.000%	6/1/27	50	50
Maryland GO	3.000%	8/1/27	125	125
Maryland GO	5.000%	8/1/27	155	165
Maryland GO	5.000%	8/1/27	75	80
Maryland GO	5.000%	8/1/27	30	32
Maryland GO	5.000%	8/1/27	100	106
Maryland GO	5.000%	3/15/28	125	134
Maryland GO	4.000%	6/1/28	80	80
Maryland GO	5.000%	6/1/28	150	162
Maryland GO	4.000%	8/1/28	25	26
Maryland GO	5.000%	8/1/28	210	228
Maryland GO	5.000%	8/1/28	605	656
Maryland GO	5.000%	8/1/28	680	737
Maryland GO	5.000%	3/15/29	285	313
Maryland GO	4.000%	6/1/29	200	200
15

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	4.000%	8/1/29	120	127
	Maryland GO	5.000%	8/1/29	200	221
	Maryland GO	5.000%	8/1/29	270	292
	Maryland GO	5.000%	8/1/29	500	530
	Maryland GO	5.000%	8/1/29	90	99
	Maryland GO	5.000%	3/15/30	160	171
	Maryland GO	5.000%	3/15/30	145	159
	Maryland GO	5.000%	8/1/30	155	171
	Maryland GO	5.000%	8/1/30	505	568
	Maryland GO	5.000%	8/1/30	260	292
	Maryland GO	5.000%	8/1/30	315	340
	Maryland GO	5.000%	3/1/31	295	335
	Maryland GO	5.000%	3/15/31	600	655
	Maryland GO	5.000%	3/15/31	245	278
	Maryland GO	5.000%	8/1/31	180	198
	Maryland GO	5.000%	8/1/31	265	303
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program) , Prere.	5.000%	5/1/26	135	139
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	135	145
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Project)	5.000%	7/1/31	50	57
	Montgomery County MD GO	5.000%	10/1/25	135	138
	Montgomery County MD GO	5.000%	10/1/26	360	375
	Prince George's County MD GO	5.000%	7/15/26	80	83
	Prince George's County MD GO	5.000%	9/15/26	45	47
	Prince George's County MD GO	5.000%	7/15/27	160	170
	Prince George's County MD GO	5.000%	7/15/28	160	173
					14,068
Massachusetts (2.4%)
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue GAN	5.000%	6/15/26	95	96
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue GAN	5.000%	6/15/26	305	305
[2]	Commonwealth of Massachusetts GO	5.500%	12/1/24	50	50
	Commonwealth of Massachusetts GO	5.000%	1/1/25	125	125
	Commonwealth of Massachusetts GO	5.000%	3/1/25	250	251
	Commonwealth of Massachusetts GO	5.000%	5/1/25	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/25	405	410
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	305	311
	Commonwealth of Massachusetts GO	3.000%	12/1/25	150	150
	Commonwealth of Massachusetts GO	5.000%	1/1/26	200	205
	Commonwealth of Massachusetts GO	5.000%	3/1/26	50	51
	Commonwealth of Massachusetts GO	5.000%	4/1/26	5	5
	Commonwealth of Massachusetts GO	5.000%	5/1/26	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/26	130	135
	Commonwealth of Massachusetts GO	5.000%	7/1/26	255	264
	Commonwealth of Massachusetts GO	5.000%	11/1/26	110	115
	Commonwealth of Massachusetts GO	5.000%	12/1/26	220	230
	Commonwealth of Massachusetts GO	5.000%	1/1/27	70	73
	Commonwealth of Massachusetts GO	5.000%	5/1/27	100	106
	Commonwealth of Massachusetts GO	5.000%	7/1/27	210	223
	Commonwealth of Massachusetts GO	5.000%	7/1/27	145	154
	Commonwealth of Massachusetts GO	5.000%	9/1/27	65	69
	Commonwealth of Massachusetts GO	5.000%	10/1/27	70	75
	Commonwealth of Massachusetts GO	5.000%	11/1/27	150	160
	Commonwealth of Massachusetts GO	5.000%	1/1/28	600	644
	Commonwealth of Massachusetts GO	5.000%	5/1/28	100	108
	Commonwealth of Massachusetts GO	3.000%	7/1/28	50	50
	Commonwealth of Massachusetts GO	3.250%	7/1/28	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/28	275	298
	Commonwealth of Massachusetts GO	5.000%	7/1/28	300	325
	Commonwealth of Massachusetts GO	5.250%	8/1/28	215	235
	Commonwealth of Massachusetts GO	5.000%	11/1/28	125	136
	Commonwealth of Massachusetts GO	5.000%	11/1/28	20	22
	Commonwealth of Massachusetts GO	5.000%	1/1/29	55	59
	Commonwealth of Massachusetts GO	5.000%	5/1/29	100	110
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/29	390	431
	Commonwealth of Massachusetts GO	5.000%	7/1/29	160	177
	Commonwealth of Massachusetts GO	5.000%	9/1/29	5	6
	Commonwealth of Massachusetts GO	5.000%	11/1/29	10	11
16

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	1/1/30	115	123
	Commonwealth of Massachusetts GO	5.000%	1/1/30	25	27
	Commonwealth of Massachusetts GO	5.000%	7/1/30	30	30
	Commonwealth of Massachusetts GO	5.000%	7/1/30	100	113
[2]	Commonwealth of Massachusetts GO	5.500%	8/1/30	695	789
	Commonwealth of Massachusetts GO	5.000%	9/1/30	130	147
	Commonwealth of Massachusetts GO	5.000%	9/1/30	75	83
	Commonwealth of Massachusetts GO	5.000%	11/1/30	220	249
	Commonwealth of Massachusetts GO	5.000%	11/1/30	200	226
	Commonwealth of Massachusetts GO	5.000%	1/1/31	30	33
	Commonwealth of Massachusetts GO	5.000%	3/1/31	165	188
	Commonwealth of Massachusetts GO	5.000%	9/1/31	255	292
	Commonwealth of Massachusetts GO	5.000%	10/1/31	50	57
	Commonwealth of Massachusetts GO	5.000%	11/1/31	55	58
[4]	Commonwealth of Massachusetts Special Obligation	5.500%	1/1/25	100	100
[4]	Commonwealth of Massachusetts Special Obligation	5.500%	1/1/27	285	301
[4]	Commonwealth of Massachusetts Special Obligation	5.500%	1/1/30	65	73
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/26	215	219
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	253
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	135	140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	95	101
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	55	48
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	80	89
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	20	22
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	105	120
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	250	287
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	275	278
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/27	55	57
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	150	161
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	110	112
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/31	35	36
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	115	117
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	25	25
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	230	235
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	55	57
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	95	100
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	50	55
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	112
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	250	260
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	275	287
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	40	43
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	25	27
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	165	171
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	400	414
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	75	78
					13,303
Michigan (1.1%)
[1,8]	Detroit City School District GO	6.000%	5/1/29	280	299
[1,8]	Detroit City School District GO	5.250%	5/1/30	200	224
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	235	238
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	115	118
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	40	41
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	460	486
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	35	36
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	295	297
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	600	616
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	570	599
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	70	73
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	195	203
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	150	156
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	135	140
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	350	363
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	110	112
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	85	86
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	100	108
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	100	102
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	140	142
17

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	30	30
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	95	102
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	50	54
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	350	388
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	205	227
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	320	360
	University of Michigan College & University Revenue	5.000%	4/1/26	70	72
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	385	396
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	175	180
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	25	26
					6,274
Minnesota (1.1%)
	Metropolitan Council GAN GO	5.000%	12/1/25	820	838
	Metropolitan Council GAN GO	5.000%	12/1/26	440	460
	Metropolitan Council GAN GO	5.000%	12/1/27	100	107
	Metropolitan Council GAN GO	5.000%	12/1/28	260	282
	Metropolitan Council GAN GO	5.000%	12/1/29	180	199
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	100	100
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	100	105
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	40	42
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	590	615
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	180	187
	Minnesota Appropriations Revenue	5.000%	3/1/27	190	200
	Minnesota Appropriations Revenue	5.000%	3/1/28	260	279
	Minnesota Appropriations Revenue	5.000%	3/1/29	130	142
	Minnesota GO	5.000%	8/1/25	440	446
	Minnesota GO	5.000%	8/1/25	75	76
	Minnesota GO	5.000%	8/1/26	275	285
	Minnesota GO	5.000%	9/1/26	635	660
	Minnesota GO	5.000%	10/1/26	55	57
	Minnesota GO	5.000%	8/1/27	120	122
	Minnesota GO	5.000%	9/1/27	145	154
	Minnesota GO	5.000%	10/1/27	190	203
	Minnesota GO	5.000%	8/1/28	25	27
	Minnesota GO	5.000%	9/1/28	100	109
	Minnesota GO	5.000%	8/1/30	170	191
	Minnesota GO	5.000%	9/1/31	305	349
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/26	10	10
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/31	135	153
					6,398
Mississippi (0.3%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/31	300	335
	Mississippi GO	5.000%	10/1/26	305	310
	Mississippi GO	5.000%	10/1/27	485	516
	Mississippi GO	5.000%	10/1/29	55	58
	Mississippi GO, Prere.	5.000%	10/1/27	345	367
	Mississippi GO, Prere.	5.000%	10/1/27	20	21
	Mississippi GO, Prere.	5.000%	10/1/27	25	27
					1,634
Missouri (0.3%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	120	126
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/26	200	206
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	40	40
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	250	251
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	270	279
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	270	282
	Springfield MO Public Utility Multiple Utility Revenue	3.375%	8/1/30	110	110
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	100	109
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	335	377
					1,780
Nebraska (0.3%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	465	497
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	335	366
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	570	620
					1,483
18

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (1.0%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	45	45
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	115	119
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	285	307
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,270	1,390
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	85	93
	Clark County NV GO	5.000%	11/1/26	405	422
	Clark County NV GO	5.000%	11/1/27	20	21
	Clark County NV GO	5.000%	11/1/28	100	104
	Clark County NV GO	4.000%	11/1/31	145	147
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	140	145
	Clark County School District GO	5.000%	6/15/25	95	96
	Clark County School District GO	5.000%	6/15/25	355	358
	Clark County School District GO	5.000%	6/15/26	350	357
	Clark County School District GO	5.000%	6/15/26	230	237
	Clark County School District GO	5.000%	6/15/27	290	295
	Las Vegas Valley Water District GO	5.000%	12/1/25	95	96
	Nevada GO	5.000%	5/1/25	215	217
	Nevada GO	5.000%	4/1/26	40	40
	Nevada GO	5.000%	4/1/27	15	15
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	200	200
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	155	158
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	380	393
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	240	248
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	235	243
					5,746
New Jersey (6.0%)
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	290	310
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	150	136
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	500	501
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	177
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	240	241
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	750	757
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	75	78
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	345	369
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	145	146
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	500	522
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	10	10
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	100	101
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	20	20
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,175	1,189
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	140	142
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,040	1,052
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	140	146
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	50	52
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	70	73
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	325	326
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	150	154
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,100	1,133
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	1,110	1,184
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	255	264
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	185	191
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/27	630	651
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	25	26
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	275	290
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	15	16
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	80	85
	New Jersey GO	5.000%	6/1/25	1,310	1,323
	New Jersey GO	5.000%	6/1/26	545	562
	New Jersey GO	5.000%	6/1/27	145	153
	New Jersey GO	5.000%	6/1/28	640	689
	New Jersey GO	5.000%	6/1/29	240	263
	New Jersey GO	4.000%	6/1/30	1,015	1,079
	New Jersey GO	4.000%	6/1/31	500	535
	New Jersey GO, Prere.	5.000%	6/1/25	100	101
	New Jersey GO, Prere.	5.000%	6/1/25	150	151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	250	252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	200	204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	230	234
19

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	320	300
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	305	286
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	150	156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	150	156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,230	1,265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	200	210
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	305	276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	100	91
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	130	138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	205	218
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	530	545
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	530	568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	100	107
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	195	171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	285	249
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	445	389
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	25	26
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	110	120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	205	223
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	285	242
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	900	761
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,250	1,284
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	100	103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,110	2,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	145	161
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	525	581
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	120	98
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	155	157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	250	280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	170	134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	750	751
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	0.000%	12/15/24	190	190
[4]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/25	160	162
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	115	115
[2]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	310	311
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	10	10
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	105	105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	300	314
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	600	628
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	175	184
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,090	1,118
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	110	118
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	85	89
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	215	230
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	60	64
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	335	365
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	200	218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	200	222
	New Jersey Turnpike Authority Highway Revenue	3.375%	1/1/31	135	135
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	300	319
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	520	553
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	25	26
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	100	112
					33,858
New Mexico (0.7%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	160	165
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	55	57
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	250	264
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	315	339
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	150	165
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	200	223
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/26	1,110	1,148
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	335	354
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	40	44
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	205	225
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	280	311
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	220	245
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	125	141
20

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	145	163
					3,844
New York (16.1%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	100	102
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	100	105
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	100	109
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	200	227
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	235	242
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	225	232
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/29	375	411
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/29	50	55
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	270	301
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	205	214
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	180	201
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	60	67
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/30	185	208
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	240	246
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	120	134
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/31	445	508
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	225	226
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	630	634
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	105	108
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	35	36
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	500	515
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	110	116
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/27	210	224
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/27	205	218
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	150	153
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	70	71
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	35	36
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	540	556
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	25	26
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	275	307
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/25	160	161
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	15	16
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	235	245
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/25	60	59
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	20	21
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	20	22
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/29	175	150
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	85	87
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	340	326
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	425	420
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	420	413
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/28	295	309
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/29	565	591
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	110	109
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	520	426
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	455	463
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	390	397
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	350	356
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	85	88
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	620	645
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	405	421
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	270	245
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	100	106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	75	79
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	70	72
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	220	233
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	920	978
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	415	350
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	670	711
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	270	286
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,160	1,295
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	100	112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	300	335
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	100	102
21

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	500	565
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	120	138
	Nassau County NY GO	5.000%	10/1/27	5	5
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	40	42
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	55	60
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	375	379
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	55	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	410	410
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	180	184
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	375	383
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	115	116
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	300	306
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	60	64
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	120	123
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	275	287
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	120	130
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	565	590
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	90	91
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	315	348
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	210	224
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	220	222
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	225	253
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	105	118
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	100	108
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	35	39
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	265	303
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	80	81
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	125	132
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	165	167
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	20	20
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	55	56
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	70	73
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	140	148
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	150	159
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	175	185
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	300	324
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	120	127
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	300	304
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	100	112
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	155	174
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	200	216
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	135	138
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	180	194
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	60	60
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	160	163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	285	291
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	100	102
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	60	61
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	110	115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	370	386
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	90	94
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	80	82
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	105	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	30	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	235	251
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	55	59
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	230	246
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	120	130
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	51
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	270	294
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	255	278
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	420	458
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	195	199
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	140	143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	145	149
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	75	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	115	127
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	45	50
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	350	388
22

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	335	371
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	255	265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	230	232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	380	398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	85	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	250	262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	360	405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	125	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	420	428
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	80	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	100	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	80	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	105	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	205	234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	70	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/25	135	137
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/25	875	887
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	95	97
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	100	107
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	750	801
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	200	218
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	500	549
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	250	275
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	170	188
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	90	100
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	100	112
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	780	889
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/25	235	238
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	10	10
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	5	5
New York GO	5.000%	3/15/30	30	34
New York NY GO	5.000%	8/1/25	165	167
New York NY GO	5.000%	8/1/25	200	201
New York NY GO	5.000%	8/1/25	370	375
New York NY GO	5.000%	8/1/25	40	41
New York NY GO	5.000%	8/1/25	560	568
New York NY GO	5.000%	8/1/25	315	319
New York NY GO	5.000%	8/1/25	60	61
New York NY GO	5.000%	8/1/25	190	193
New York NY GO	5.000%	8/1/25	625	634
New York NY GO	5.000%	8/1/25	100	101
New York NY GO	5.000%	8/1/25	300	304
New York NY GO	5.000%	8/1/25	200	203
New York NY GO	5.000%	8/1/25	250	254
New York NY GO	5.000%	8/1/26	15	15
New York NY GO	5.000%	8/1/26	10	10
New York NY GO	5.000%	8/1/26	110	114
New York NY GO	5.000%	8/1/26	175	182
New York NY GO	5.000%	8/1/26	255	265
New York NY GO	5.000%	8/1/26	40	42
New York NY GO	5.000%	8/1/26	200	207
New York NY GO	5.000%	8/1/26	85	88
New York NY GO	5.000%	8/1/26	230	239
New York NY GO	5.000%	8/1/26	100	104
New York NY GO	5.000%	8/1/26	100	104
New York NY GO	5.000%	8/1/26	45	47
New York NY GO	5.000%	8/1/26	300	311
New York NY GO	5.000%	9/1/26	500	520
New York NY GO	5.000%	3/1/27	45	47
New York NY GO	5.000%	8/1/27	20	20
New York NY GO	5.000%	8/1/27	155	160
New York NY GO	5.000%	8/1/27	300	318
New York NY GO	5.000%	8/1/27	100	106
New York NY GO	5.000%	8/1/27	190	199
New York NY GO	5.000%	8/1/27	160	170
New York NY GO	5.000%	8/1/27	295	313
New York NY GO	5.000%	8/1/27	195	207
23

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/28	150	152
	New York NY GO	5.000%	8/1/28	425	445
	New York NY GO	5.000%	8/1/28	285	301
	New York NY GO	5.000%	8/1/28	215	230
	New York NY GO	5.000%	8/1/28	180	195
	New York NY GO	5.000%	8/1/28	120	130
	New York NY GO	5.000%	8/1/28	315	341
	New York NY GO	5.000%	8/1/28	1,000	1,082
	New York NY GO	5.000%	9/1/28	500	542
	New York NY GO	5.000%	8/1/29	135	143
	New York NY GO	5.000%	8/1/29	200	220
	New York NY GO	5.000%	8/1/29	135	149
	New York NY GO	5.000%	8/1/29	160	176
	New York NY GO	5.000%	8/1/29	570	628
	New York NY GO	5.000%	8/1/29	145	160
	New York NY GO	5.000%	8/1/29	330	364
	New York NY GO	5.000%	10/1/29	60	66
	New York NY GO	5.000%	4/1/30	205	228
	New York NY GO	5.000%	8/1/30	5	5
	New York NY GO	5.000%	8/1/30	115	119
	New York NY GO	5.000%	8/1/30	165	185
	New York NY GO	5.000%	8/1/30	285	319
	New York NY GO	5.000%	8/1/30	540	604
	New York NY GO	5.000%	8/1/30	100	112
	New York NY GO	5.000%	8/1/30	10	11
	New York NY GO	5.000%	8/1/30	190	213
	New York NY GO	5.000%	8/1/30	160	179
	New York NY GO	5.000%	10/1/30	20	22
	New York NY GO	5.000%	10/1/30	180	202
	New York NY GO	5.250%	10/1/30	35	37
	New York NY GO	5.000%	3/1/31	800	902
	New York NY GO	5.000%	8/1/31	95	101
	New York NY GO	5.000%	8/1/31	490	556
	New York NY GO	5.000%	8/1/31	675	751
	New York NY GO	5.000%	8/1/31	330	374
	New York NY GO	5.000%	8/1/31	35	40
	New York NY GO	5.000%	8/1/31	140	140
	New York NY GO	5.000%	8/1/31	235	267
	New York NY GO	5.250%	10/1/31	115	122
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	100	107
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	100	109
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	120	124
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	90	104
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	250	289
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	35	36
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	100	108
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	305	329
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	350	385
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	460	482
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	85	86
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5	6
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	305	332
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	120	134
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	255	285
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	215	232
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	110	115
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	130	135
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	475	525
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	195	196
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	180	204
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	265	286
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	95	103
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	365	408
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	545	618
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	150	170
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	285	286
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	330	331
24

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	160	161
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	250	251
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	300	302
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	120	123
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	80	82
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	100	103
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	25	26
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	165	173
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	285	300
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	185	199
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	310	334
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/29	500	549
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	100	100
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	100	100
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	500	503
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	170	171
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	250	251
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	500	505
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	30	31
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	300	312
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	130	135
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	175	186
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	140	149
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	170	173
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	265	270
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	95	101
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	200	218
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	200	211
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	210
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	225
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	160	166
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	100	109
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	195	202
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	200	222
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	180	186
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	100	113
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	100	103
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	165	188
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	45	48
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	100	102
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	400	412
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	55	58
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	250	269
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	185	203
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	190	212
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/29	60	66
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	380
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	150	155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	390
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	335	346
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	145	154
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	185	197
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	560	602
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	50
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	155	156
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	50	52
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	185	191
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	220	227
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	105	111
25

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	75	79
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	435	437
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	45	46
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	95	97
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	200	209
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	170	177
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	100	100
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	100	102
New York State Thruway Authority Highway Revenue	5.000%	1/1/27	210	220
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	50	50
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	115	115
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	100	109
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	130	130
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	5	6
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	200	226
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	165	184
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	230	260
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	105	108
New York State Thruway Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/25	110	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	100	102
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/26	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	150	152
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	70	74
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	200	203
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	100	109
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	150	160
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	100	113
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	160	162
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	35	38
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	285	291
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	100	104
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	250	261
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	315	337
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	75	82
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	205	224
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	200	218
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	300	254
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	225	236
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	145	161
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	50	41
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	525
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	5	6
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	245	257
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	170	173
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	755	779
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	555	591
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	200	213
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	80	87
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	440	478
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	175	193
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	215	239
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	375	421
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	520	586
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	100	114
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	300	340
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	50	51
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	375	375
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	435	440
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	280	283
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	85	87
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	190	197
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	50	52
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	100	105
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	580	610
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	650	689
26

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	106
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	150	162
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	100	108
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	110	120
					90,032
North Carolina (1.5%)
	North Carolina Appropriations Revenue	5.000%	5/1/25	280	282
	North Carolina Appropriations Revenue	5.000%	6/1/25	95	96
	North Carolina Appropriations Revenue	5.000%	5/1/26	235	242
	North Carolina Appropriations Revenue	5.000%	5/1/27	545	576
	North Carolina Appropriations Revenue	5.000%	5/1/28	195	205
	North Carolina Appropriations Revenue	5.000%	5/1/29	350	367
	North Carolina Appropriations Revenue	5.000%	5/1/30	195	204
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	245	247
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	30	31
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/27	40	42
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	245	264
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	115	126
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	50	56
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	265	295
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	430	437
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,145	1,164
	North Carolina GO	5.000%	6/1/25	10	10
	North Carolina GO	5.000%	6/1/26	225	233
	North Carolina GO	5.000%	6/1/27	45	47
	North Carolina GO	5.000%	6/1/28	180	186
	North Carolina GO	5.000%	6/1/30	130	143
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	130	131
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	375	377
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	10	10
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	330	339
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	555	583
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	175	176
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	115	125
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	315	342
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	130	141
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	140	140
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	310	316
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	85	87
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	40	41
	Wake County NC GO	5.000%	3/1/25	85	85
					8,146
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	110	110
Ohio (2.1%)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	100	102
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	100	105
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	115	123
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	100	108
[4]	Cincinnati City School District GO	5.250%	12/1/29	220	245
	Columbus OH GO	5.000%	7/1/25	200	202
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/25	50	50
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	390	402
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	15	15
	Columbus OH Sewerage Sewer Revenue, Prere.	5.000%	12/1/24	295	295
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	265	265
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	45	49
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	20	22
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	75	76
	Ohio GO	5.000%	12/15/24	80	80
	Ohio GO	5.000%	5/1/25	55	55
	Ohio GO	5.000%	8/1/25	470	477
	Ohio GO	5.000%	8/1/25	125	127
	Ohio GO	5.000%	9/15/25	295	300
	Ohio GO	5.000%	8/1/26	50	52
	Ohio GO	5.000%	9/15/26	150	156
	Ohio GO	5.000%	8/1/27	225	239
	Ohio GO	5.000%	5/1/28	125	135
27

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	8/1/28	415	450
Ohio GO	5.000%	9/15/29	260	287
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	75	75
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	65	68
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	125	134
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	75	77
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	180	186
Ohio State University College & University Revenue	5.000%	12/1/29	325	361
Ohio State University College & University Revenue	5.000%	12/1/39	1,000	1,000
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	150	163
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	60	64
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	100	107
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	50	56
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	40	43
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	50	50
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	105	107
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	215	222
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	810	837
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	175	185
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/30	200	225
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	700	799
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue, Prere.	5.000%	12/1/25	1,000	1,020
Ohio Water Development Authority Water Revenue	5.000%	6/1/28	250	270
Ohio Water Development Authority Water Revenue	5.000%	6/1/29	670	732
Ohio Water Development Authority Water Revenue	5.000%	12/1/29	505	556
Upper Arlington City School District GO, Prere.	5.000%	12/1/27	100	107
Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	50	51
				11,912
Oklahoma (0.7%)
Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	170	167
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	565	579
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/25	210	212
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/26	60	62
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	45	47
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	220	229
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	100	104
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	25	26
Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/27	50	50
Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/25	640	640
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/27	125	129
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/28	150	160
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	200	223
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/25	270	270
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	320	328
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	165	172
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	220	243
Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	285	288
				3,929
Oregon (0.5%)
Multnomah County OR GO	5.000%	6/15/27	185	196
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	180	182
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	230	232
Multnomah County School District No. 1 Portland GO	5.000%	6/15/26	105	109
Oregon (Article XI-Q State Projects) GO	5.000%	5/1/25	120	121
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	70	71
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10	11
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/29	500	554
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/31	165	188
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	100	108
Oregon State Lottery Revenue	5.000%	4/1/27	10	10
Oregon State Lottery Revenue	5.000%	4/1/28	95	96
Oregon Tri-County Metropolitan Transportation District Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	305	324
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	360	382
Washington County OR GO, Prere.	3.000%	7/1/29	20	20
				2,604
28

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania (3.8%)
	Allegheny County PA GO	5.000%	11/1/28	45	47
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	205	205
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	140	140
	Commonwealth of Pennsylvania GO	5.000%	3/1/25	125	126
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	175	176
	Commonwealth of Pennsylvania GO	5.000%	6/15/25	370	371
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	300	304
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	220	223
	Commonwealth of Pennsylvania GO	5.000%	9/1/25	165	168
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	375	381
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	205	208
	Commonwealth of Pennsylvania GO	5.000%	10/1/25	315	321
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	330	338
	Commonwealth of Pennsylvania GO	5.000%	3/1/26	20	21
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	235	236
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	120	124
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	200	207
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	530	550
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	165	171
	Commonwealth of Pennsylvania GO	5.000%	10/1/26	125	130
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	165	173
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	140	147
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	60	63
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	30	30
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	510	540
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	250	265
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	160	166
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	230	240
	Commonwealth of Pennsylvania GO	5.000%	1/15/28	575	599
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	125	134
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	170	171
	Commonwealth of Pennsylvania GO	3.000%	6/15/28	80	80
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	285	308
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	400	433
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	250	271
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	100	102
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,025	1,030
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	500	550
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	205	206
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	625	689
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	525	525
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	250	251
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	200	224
	Commonwealth of Pennsylvania GO	4.000%	9/15/30	45	46
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	285	320
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	165	165
	Commonwealth of Pennsylvania GO	4.000%	2/15/31	250	266
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	110	111
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	85	96
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	160	160
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	200	205
[2]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	1,475	1,599
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	220	220
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	30	30
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	65	66
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	210	214
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	80	82
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	110	115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	520	525
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	690	711
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	675	696
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	100	114
	Philadelphia PA GO	5.000%	8/1/25	145	147
	Philadelphia PA GO	5.000%	8/1/26	120	124
[1]	Philadelphia PA GO	5.000%	8/1/30	100	105
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/31	250	282
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	295	306
	School District of Philadelphia GO	5.000%	9/1/26	715	738
29

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	School District of Philadelphia GO	5.000%	9/1/27	175	181
	School District of Philadelphia GO	5.000%	9/1/29	25	26
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	205	222
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	310	336
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	790	801
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	300	327
					21,081
Rhode Island (0.3%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	455	459
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	605	623
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	50	52
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	285	293
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	45	46
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	200	212
					1,685
South Carolina (0.4%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24	100	100
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	120	125
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	5	6
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/24	60	60
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	235	240
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	50	52
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	135	144
	Horry County SC School District GO	5.000%	3/1/29	100	109
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	240	240
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	100	100
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	645	672
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	250	271
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/30	60	67
					2,186
Tennessee (0.4%)
	Memphis TN GO	5.000%	4/1/26	30	30
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	90	90
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	85	87
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	115	119
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	310	321
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	25	26
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	225	232
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	150	144
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	30	33
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	165	169
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	65	70
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	10	11
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/30	105	107
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	15	16
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	230	234
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	600	611
					2,300
Texas (9.1%)
	Alamo Community College District GO	5.000%	2/15/25	170	171
	Alamo Community College District GO	5.000%	2/15/26	100	103
	Alamo Community College District GO	5.000%	2/15/27	440	461
	Alamo Community College District GO	5.000%	2/15/29	385	419
	Austin Independent School District GO	5.000%	8/1/25	260	263
	Austin TX GO	2.950%	9/1/27	220	219
[4]	Austin TX Multiple Utility Revenue	5.250%	5/15/25	70	71
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	165	179
	Bexar County TX GO, Prere.	5.000%	6/15/26	1,060	1,092
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	575	583
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	195	198
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	115	119
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	165	171
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	135	140
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	95	99
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	100	106
30

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	100	110
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/30	1,120	1,254
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	435	494
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	475	539
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	50	51
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	495	553
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	135	146
[9]	Clear Creek Independent School District GO	5.000%	2/15/30	250	251
[9]	Conroe Independent School District GO	5.000%	2/15/29	180	197
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	20	20
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	300	308
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	275	282
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	100	105
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	150	151
[9]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/31	1,000	1,001
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	140	152
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	355	388
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	245	268
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/31	80	91
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	570	570
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	102
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	50	51
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	660	674
	Dallas College GO	5.000%	2/15/25	155	156
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	100	106
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	365	372
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	100	102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	190	198
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	70	74
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	100	108
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	100	110
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	50	56
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	110	123
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	50	56
	Dallas TX GO	5.000%	2/15/25	1,000	1,004
	Dallas TX GO	5.000%	2/15/25	120	120
	Dallas TX GO	5.000%	2/15/26	515	528
	Dallas TX GO	5.000%	2/15/27	150	157
	Dallas TX GO	5.000%	2/15/27	145	152
	Dallas TX GO	5.000%	2/15/28	100	107
	Dallas TX GO	5.000%	2/15/29	710	773
	Dallas TX GO	5.000%	2/15/30	100	111
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	70	71
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	5	5
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	100	101
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	175	177
[9]	Fort Bend Independent School District GO	5.000%	8/15/25	500	507
[9]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	370	350
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	770	787
[9]	Fort Worth Independent School District GO	5.000%	2/15/28	105	105
[9]	Fort Worth Independent School District GO, Prere.	5.000%	2/15/25	10	10
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	250	266
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	150	163
	Harris County TX GO	5.000%	10/1/25	205	209
	Harris County TX GO	5.000%	10/1/26	130	132
	Harris County TX GO	5.000%	10/1/26	330	344
	Harris County TX GO	5.000%	10/1/27	155	157
	Harris County TX Highway Revenue	5.000%	8/15/25	230	233
	Harris County TX Highway Revenue	5.000%	8/15/30	25	26
	Harris County TX Highway Revenue	5.000%	8/15/31	265	273
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/30	45	50
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/31	680	723
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	520	551
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	660	722
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	955	1,059
[9]	Houston Independent School District GO	5.000%	2/15/25	225	226
[9]	Houston Independent School District GO	5.000%	2/15/25	1,135	1,139
[9]	Houston Independent School District GO	5.000%	2/15/26	420	431
[9]	Houston Independent School District GO	5.000%	2/15/26	140	144
[9]	Houston Independent School District GO	5.000%	2/15/27	140	143
31

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Houston Independent School District GO	5.000%	2/15/28	135	142
[9]	Houston Independent School District GO	5.000%	2/15/28	50	51
[9]	Houston Independent School District GO	5.000%	2/15/30	75	77
[9]	Houston Independent School District GO	5.000%	2/15/31	60	61
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	85	91
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	200	214
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	445	446
	Houston TX GO	5.000%	3/1/25	135	136
	Houston TX GO	5.000%	3/1/25	150	151
	Houston TX GO	5.000%	3/1/26	310	318
	Houston TX GO	5.000%	3/1/26	100	103
	Houston TX GO	5.000%	3/1/27	275	282
	Houston TX GO	5.000%	3/1/27	85	89
	Houston TX GO	5.000%	3/1/28	100	104
	Houston TX GO	5.000%	3/1/28	90	96
	Houston TX GO	5.000%	3/1/29	105	110
	Houston TX GO	5.000%	3/1/29	35	38
	Houston TX GO	5.000%	3/1/30	30	33
[9]	Hutto Independent School District GO PUT	2.000%	8/1/25	250	248
	Lewisville Independent School District GO	5.000%	8/15/25	180	182
	Lewisville Independent School District GO	5.000%	8/15/28	175	177
[9]	Lewisville Independent School District GO	5.000%	8/15/29	105	116
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/28	260	261
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	105	106
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	270	285
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	205	227
[9]	North East TX Independent School District GO	5.250%	2/1/27	155	163
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	130	130
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	165	165
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	135	135
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	310	324
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	165	173
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	460	469
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	135	138
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	530	531
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	310	315
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	235	255
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	204
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	120	132
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	265	296
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	200	223
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	500	501
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	320	290
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	150	131
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	690	583
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	510	415
[9]	Northside Independent School District GO PUT	0.700%	6/1/25	20	20
[9]	Northside Independent School District GO PUT	3.000%	8/1/26	150	149
[9]	Northside Independent School District GO PUT	2.000%	6/1/27	250	241
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	260	275
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	610	692
	Plano Independent School District GO	5.000%	2/15/25	440	442
[9]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	100	100
[9]	Round Rock Independent School District GO	5.000%	8/1/30	115	127
[9]	Round Rock Independent School District GO	5.000%	8/1/31	200	220
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	150	150
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	415	416
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	315	323
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	50	51
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	80	83
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	645	689
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	215	222
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	255	263
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	150	151
	San Antonio TX GO	5.000%	2/1/25	250	251
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	100	102
32

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas A&M University College & University Revenue	5.000%	5/15/25	85	86
	Texas A&M University College & University Revenue	5.000%	5/15/26	175	181
	Texas A&M University College & University Revenue	5.000%	5/15/26	500	516
	Texas A&M University College & University Revenue	5.000%	5/15/27	150	158
	Texas A&M University College & University Revenue	5.000%	5/15/28	85	89
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	790	803
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	50	52
	Texas GO	5.000%	10/1/25	90	90
	Texas GO	5.000%	10/1/26	185	185
	Texas GO	5.000%	10/1/26	180	183
	Texas GO	5.000%	10/1/27	90	90
	Texas GO	5.000%	10/1/27	240	244
	Texas GO	3.200%	10/1/28	200	200
	Texas GO	5.000%	10/1/28	75	76
	Texas GO	5.000%	10/1/28	125	136
	Texas GO	5.000%	10/1/29	150	158
	Texas GO	5.000%	10/1/29	175	178
	Texas GO	5.000%	10/1/31	110	112
	Texas GO	5.000%	10/1/31	75	79
	Texas State University System College & University Revenue	5.000%	3/15/27	1,080	1,134
	Texas State University System College & University Revenue	5.000%	3/15/28	85	89
	Texas State University System College & University Revenue	5.000%	3/15/28	500	535
	Texas State University System College & University Revenue	5.000%	3/15/31	100	104
	Texas State University System College & University Revenue	5.000%	3/15/31	115	129
	Texas Transportation Commission GO	5.000%	4/1/26	230	236
	Texas Transportation Commission GO	5.000%	4/1/29	1,000	1,093
	Texas Transportation Commission GO	5.000%	4/1/30	195	217
	Texas Transportation Commission GO	5.000%	4/1/31	550	621
	Texas Water Development Board Water Revenue	5.000%	4/15/25	175	176
	Texas Water Development Board Water Revenue	5.000%	4/15/29	300	317
	Texas Water Development Board Water Revenue	5.000%	10/15/29	70	71
	Texas Water Development Board Water Revenue	5.000%	4/15/30	50	54
	Texas Water Development Board Water Revenue	5.000%	4/15/31	75	81
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	695	689
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	295	312
	Williamson County TX GO	4.000%	2/15/26	160	162
	Williamson County TX GO	5.000%	2/15/30	245	271
	Williamson County TX GO	5.000%	2/15/31	180	202
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	435	441
					51,233
Utah (0.9%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	130	140
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	225	247
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	240	268
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	100	112
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	150	170
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	155	175
	Utah GO	5.000%	7/1/25	150	152
	Utah GO	5.000%	7/1/27	200	212
	Utah GO	5.000%	7/1/29	100	109
	Utah GO	5.000%	7/1/30	550	599
	Utah GO	5.000%	7/1/31	510	555
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	340	344
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	100	101
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,055	1,061
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	110	111
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	210	212
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	70	71
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	100	101
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	20	20
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	318
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	56
					5,134
Virginia (2.0%)
	Fairfax VA County GO	4.000%	10/1/26	490	498
	Fairfax VA County GO	4.000%	10/1/27	160	163
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	315	325
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	65	70
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	100	102
33

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	50	51
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	155	159
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	105	105
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	65	67
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	155	154
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	320	321
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	240	241
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	275	282
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	80	82
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	100	103
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	55	58
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	100	105
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	525	551
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	125	134
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	285	305
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	125	134
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	220	235
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	260	284
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	200	218
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	285	298
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	245	256
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	50	53
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	425	480
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	825	828
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	190	197
Virginia College Building Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	150	164
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/25	425	426
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	70	72
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	190	192
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	200	207
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	465	491
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	210	224
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	100	106
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/31	245	278
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/30	50	56
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	25	25
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	235	239
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	40	41
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	250	260
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	100	105
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	60	64
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	100	101
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	380	394
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	100	106
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/31	180	205
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	15	15
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	400	406
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	125	127
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	20	20
				11,183
Washington (4.3%)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	205	214
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	550	587
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	45	49
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	120	133
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	45	51
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	120	137
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	440	445
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	620	627
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	105	107
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	515	525
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	25	25
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	280	286
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	660	673
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	130	133
Energy Northwest Nuclear Revenue	5.000%	7/1/25	80	81
Energy Northwest Nuclear Revenue	5.000%	7/1/26	45	47
34

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/26	245	248
Energy Northwest Nuclear Revenue	5.000%	7/1/28	130	134
Energy Northwest Nuclear Revenue	5.000%	7/1/29	150	158
Energy Northwest Nuclear Revenue	4.000%	7/1/30	390	414
Energy Northwest Nuclear Revenue	5.000%	7/1/30	25	28
Energy Northwest Nuclear Revenue	5.000%	7/1/31	390	442
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	150	152
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/26	100	103
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	175	185
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	160	162
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	210	217
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	130	135
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	210	222
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	230	248
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	95	96
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	405	419
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	165	167
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	710	767
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	145	147
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	305	323
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	220	238
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	140	147
King County School District No. 414 Lake Washington GO	4.000%	12/1/27	55	57
King County School District No. 414 Lake Washington GO	4.000%	12/1/28	115	121
King County WA GO	4.000%	1/1/26	215	218
King County WA GO	4.000%	1/1/27	175	180
King County WA GO	5.000%	1/1/30	265	294
King County WA GO	5.000%	1/1/31	70	79
King County WA Sewer Revenue	4.000%	7/1/30	300	304
King County WA Sewer Revenue	4.000%	7/1/31	30	30
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	140	140
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	100	100
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	15	15
Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	25	25
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	100	102
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	5	6
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	215	216
University of Washington College & University Revenue PUT	4.000%	8/1/27	100	102
Washington GO	5.000%	7/1/25	320	324
Washington GO	5.000%	7/1/25	510	516
Washington GO	5.000%	7/1/25	330	330
Washington GO	5.000%	7/1/25	200	202
Washington GO	5.000%	8/1/25	75	76
Washington GO	4.000%	7/1/26	535	546
Washington GO	4.000%	7/1/26	65	66
Washington GO	5.000%	7/1/26	50	51
Washington GO	5.000%	7/1/26	150	150
Washington GO	5.000%	7/1/26	175	175
Washington GO	5.000%	8/1/26	185	192
Washington GO	5.000%	8/1/26	110	114
Washington GO	5.000%	8/1/26	575	597
Washington GO	4.000%	7/1/27	625	645
Washington GO	5.000%	7/1/27	305	305
Washington GO	5.000%	8/1/27	350	371
Washington GO	4.000%	7/1/28	115	120
Washington GO	5.000%	7/1/28	160	164
Washington GO	5.000%	7/1/28	325	325
Washington GO	5.000%	8/1/28	60	64
Washington GO	5.000%	7/1/29	255	255
Washington GO	5.000%	7/1/29	95	97
Washington GO	5.000%	7/1/29	250	250
Washington GO	5.000%	7/1/29	500	550
Washington GO	5.000%	8/1/29	225	232
Washington GO	5.000%	8/1/29	145	153
Washington GO	5.000%	8/1/29	800	881
Washington GO	5.000%	7/1/30	235	240
Washington GO	5.000%	7/1/30	305	305
Washington GO	5.000%	7/1/30	250	280
Washington GO	5.000%	7/1/30	200	200
Washington GO	5.000%	7/1/30	500	560
35

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/30	15	15
	Washington GO	5.000%	8/1/30	395	417
	Washington GO	5.000%	7/1/31	155	155
	Washington GO	5.000%	7/1/31	460	469
	Washington GO	5.000%	7/1/31	315	358
	Washington GO	5.000%	7/1/31	1,000	1,136
	Washington GO	5.000%	8/1/31	675	710
	Washington GO	5.000%	8/1/31	280	288
					24,145
Wisconsin (1.4%)
	Dane County WI GO	2.500%	6/1/27	100	97
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,375	1,416
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	25	26
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	350	369
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	310	327
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	106
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	106
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	260	291
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	105	111
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	515	584
	Wisconsin GO	5.000%	5/1/25	260	262
	Wisconsin GO	5.000%	11/1/25	35	35
	Wisconsin GO	5.000%	11/1/25	150	153
	Wisconsin GO	5.000%	5/1/26	90	93
[5]	Wisconsin GO	5.000%	5/1/26	205	210
	Wisconsin GO	5.000%	11/1/26	455	475
	Wisconsin GO	5.000%	5/1/27	85	90
[5]	Wisconsin GO	5.000%	5/1/27	170	179
	Wisconsin GO	5.000%	11/1/27	175	184
	Wisconsin GO	5.000%	11/1/27	665	700
	Wisconsin GO	5.000%	11/1/27	130	137
	Wisconsin GO	5.000%	5/1/28	100	108
[5]	Wisconsin GO	5.000%	5/1/28	280	300
	Wisconsin GO	5.000%	11/1/28	115	121
	Wisconsin GO	5.000%	11/1/28	225	237
	Wisconsin GO	5.000%	11/1/29	105	110
	Wisconsin GO	5.000%	11/1/29	275	289
	Wisconsin GO	5.000%	5/1/30	180	201
	Wisconsin GO	5.000%	5/1/30	260	290
	Wisconsin GO	5.000%	5/1/31	150	170
	Wisconsin GO	5.000%	11/1/31	280	294
					8,071
Total Tax-Exempt Municipal Bonds (Cost $553,035)					556,367
36

Short-Term Tax-Exempt Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Investment Company (0.2%)
[10]	Vanguard Municipal Low Duration Fund (Cost $1,377)	2.890%	137,750	1,378
Total Investments (99.5%) (Cost $554,412)				557,745
Other Assets and Liabilities—Net (0.5%)				2,838
Net Assets (100%)				560,583
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Short-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $553,035)	556,367
Affiliated Issuers (Cost $1,377)	1,378
Total Investments in Securities	557,745
Investment in Vanguard	14
Cash	1
Receivables for Accrued Income	7,319
Total Assets	565,079
Liabilities
Payables for Investment Securities Purchased	4,480
Payables to Vanguard	16
Total Liabilities	4,496
Net Assets	560,583
At November 30, 2024, net assets consisted of:

Paid-in Capital	555,922
Total Distributable Earnings (Loss)	4,661
Net Assets	560,583

Net Assets
Applicable to 5,550,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	560,583
Net Asset Value Per Share	$101.01

See accompanying Notes, which are an integral part of the Financial Statements.
38

Short-Term Tax-Exempt Bond ETF
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest[1]	14,040
Total Income	14,040
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8
Management and Administrative	230
Marketing and Distribution	18
Custodian Fees	9
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	8
Trustees’ Fees and Expenses	—
Other Expenses	12
Total Expenses	317
Expenses Paid Indirectly	(2)
Net Expenses	315
Net Investment Income	13,725
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	1,078
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	455
Net Increase (Decrease) in Net Assets Resulting from Operations	15,258
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $162,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,010,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Short-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Year Ended November 30, 2024	March 7, 2023[1] to November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,725	3,847
Realized Net Gain (Loss)	1,078	(377)
Change in Unrealized Appreciation (Depreciation)	455	2,878
Net Increase (Decrease) in Net Assets Resulting from Operations	15,258	6,348
Distributions
Total Distributions	(13,276)	(2,931)
Capital Share Transactions
Issued	228,896	417,141
Issued in Lieu of Cash Distributions	—	—
Redeemed	(60,834)	(30,019)
Net Increase (Decrease) from Capital Share Transactions	168,062	387,122
Total Increase (Decrease)	170,044	390,539
Net Assets
Beginning of Period	390,539	—
End of Period	560,583	390,539
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Short-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30, 2024	March 7, 2023[1]to November 30, 2023
Net Asset Value, Beginning of Period	$100.78	$100.00
Investment Operations
Net Investment Income[2]	3.068	2.098
Net Realized and Unrealized Gain (Loss) on Investments	.163	.252
Total from Investment Operations	3.231	2.350
Distributions
Dividends from Net Investment Income	(3.001)	(1.570)
Distributions from Realized Capital Gains	—	—
Total Distributions	(3.001)	(1.570)
Net Asset Value, End of Period	$101.01	$100.78
Total Return	3.26%	2.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$561	$391
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	3.05%	2.85%[4]
Portfolio Turnover Rate	21%[5]	9%[5]
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Short-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $14,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
42

Short-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	556,367	—	556,367
Temporary Cash Investments	1,378	—	—	1,378
Total	1,378	556,367	—	557,745
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,000
Total Distributable Earnings (Loss)	(1,000)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,366
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,319
Capital Loss Carryforwards	(24)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	4,661
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	13,273	2,931
Ordinary Income*	3	—
Long-Term Capital Gains	—	—
Total	13,276	2,931
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	554,426
Gross Unrealized Appreciation	3,919
Gross Unrealized Depreciation	(600)
Net Unrealized Appreciation (Depreciation)	3,319
F.	During the year ended November 30, 2024, the fund purchased $281,418,000 of investment securities and sold $92,770,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $53,577,000 and $53,514,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
43

Short-Term Tax-Exempt Bond ETF
G.	Capital shares issued and redeemed were:

	Year Ended November 30, 2024	March 7, 2023[1] to November 30, 2023
	Shares (000)	Shares (000)
Issued	2,275	4,175
Issued in Lieu of Cash Distributions	—	—
Redeemed	(600)	(300)
Net Increase (Decrease) in Shares Outstanding	1,675	3,875
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At November 30, 2024, one shareholder was the record or beneficial owner of 43% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no other events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.
44

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Wellington Fund and Shareholders of Vanguard Short-Term Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Short-Term Tax-Exempt Bond ETF (one of the funds constituting Vanguard Wellington Fund, referred to hereafter as the "Fund") as of November 30, 2024, the related statements of operations for the year ended November 30, 2024 and the statement of changes in net assets and the financial highlights for the year ended November 30, 2024 and for the period March 7, 2023 (inception) through November 30, 2023, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year ended November 30, 2024, and the changes in its net assets and the financial highlights for the year ended November 30, 2024 and for the period March 7, 2023 (inception) through November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
45

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0140 012025
46

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.